UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04852

Victory Portfolios
(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio			44144
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-539-3863

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2019

Item 1. Reports to Stockholders.

December 31, 2019

Semi Annual Report

Victory Integrity Discovery Fund

Victory Integrity Mid-Cap Value Fund

Victory Integrity Small-Cap Value Fund

Victory Integrity Small/Mid-Cap Value Fund

Victory Munder Multi-Cap Fund

Victory S&P 500 Index Fund

Victory Munder Mid-Cap Core Growth Fund

Victory Munder Small Cap Growth Fund

Victory Trivalent Emerging Markets Small-Cap Fund

Victory Trivalent International Fund-Core Equity

Victory Trivalent International Small-Cap Fund

Victory INCORE Total Return Bond Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Victory Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Victory Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on www.VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action.

You may elect to receive shareholder reports and other communications from the Victory Funds or your financial intermediary electronically sooner than January 1, 2021 by notifying your financial intermediary directly or, if you are a direct investor, by calling 800-539-3863 or by sending an e-mail request to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly with the Victory Funds, you can call 800-539-3863 or send an e-mail request to TA.Processing@FISGlobal.com. Your election to receive reports in paper will apply to all Victory Funds you hold directly or through your financial intermediary.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios

Table of Contents

Financial Statements
Victory Integrity Discovery Fund
Investment Objectives & Portfolio Holdings	5
Schedule of Portfolio Investments	8
Statement of Assets and Liabilities	84
Statement of Operations	88
Statements of Changes in Net Assets	92-94
Financial Highlights	104-107
Victory Integrity Mid-Cap Value Fund
Investment Objectives & Portfolio Holdings	5
Schedule of Portfolio Investments	12
Statement of Assets and Liabilities	84
Statement of Operations	88
Statements of Changes in Net Assets	92-94
Financial Highlights	108-109
Victory Integrity Small-Cap Value Fund
Investment Objectives & Portfolio Holdings	5
Schedule of Portfolio Investments	16
Statement of Assets and Liabilities	84
Statement of Operations	88
Statements of Changes in Net Assets	92-94
Financial Highlights	110-115
Victory Integrity Small/Mid-Cap Value Fund
Investment Objectives & Portfolio Holdings	5
Schedule of Portfolio Investments	20
Statement of Assets and Liabilities	85
Statement of Operations	89
Statements of Changes in Net Assets	95-97
Financial Highlights	116-117
Victory Munder Multi-Cap Fund
Investment Objectives & Portfolio Holdings	6
Schedule of Portfolio Investments	24
Statement of Assets and Liabilities	85
Statement of Operations	89
Statements of Changes in Net Assets	95-97
Financial Highlights	118-121
Victory S&P 500 Index Fund
Investment Objectives & Portfolio Holdings	6
Schedule of Portfolio Investments	27
Statement of Assets and Liabilities	85
Statement of Operations	89
Statements of Changes in Net Assets	95-97
Financial Highlights	122-125
Victory Munder Mid-Cap Core Growth Fund
Investment Objectives & Portfolio Holdings	6
Schedule of Portfolio Investments	39
Statement of Assets and Liabilities	86
Statement of Operations	90
Statements of Changes in Net Assets	98-100
Financial Highlights	126-131

Table of Contents (continued)

Victory Munder Small Cap Growth Fund
Investment Objectives & Portfolio Holdings	6
Schedule of Portfolio Investments	42
Statement of Assets and Liabilities	86
Statement of Operations	90
Statements of Changes in Net Assets	98-100
Financial Highlights	132-133
Victory Trivalent Emerging Markets Small-Cap Fund
Investment Objectives & Portfolio Holdings	7
Schedule of Portfolio Investments	47
Statement of Assets and Liabilities	86
Statement of Operations	90
Statements of Changes in Net Assets	98-100
Financial Highlights	134-135
Victory Trivalent International Fund-Core Equity
Investment Objectives & Portfolio Holdings	7
Schedule of Portfolio Investments	55
Statement of Assets and Liabilities	87
Statement of Operations	91
Statements of Changes in Net Assets	101-103
Financial Highlights	136-141
Victory Trivalent International Small-Cap Fund
Investment Objectives & Portfolio Holdings	7
Schedule of Portfolio Investments	67
Statement of Assets and Liabilities	87
Statement of Operations	91
Statements of Changes in Net Assets	101-103
Financial Highlights	142-143
Victory INCORE Total Return Bond Fund
Investment Objectives & Portfolio Holdings	7
Schedule of Portfolio Investments	77
Statement of Assets and Liabilities	87
Statement of Operations	91
Statements of Changes in Net Assets	101-103
Financial Highlights	144-145
Notes to Financial Statements	146
Supplemental Information
Proxy Voting and Portfolio Holdings Information	165
Expense Examples	165
Advisory Contract Approval	168
Privacy Policy (inside back cover)

The Funds are distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

This page is intentionally left blank.

Victory Portfolios	December 31, 2019

  (Unaudited)

Investment Objectives & Portfolio Holdings:

Integrity Discovery Fund
Seeks to provide capital appreciation.

Portfolio Holdings

As a Percentage of Total Investments

Integrity Mid-Cap Value Fund
Seeks to provide capital appreciation.

Portfolio Holdings

As a Percentage of Total Investments

Integrity Small-Cap Value Fund
Seeks to provide long-term capital growth.

Portfolio Holdings

As a Percentage of Total Investments

Integrity Small/Mid-Cap Value Fund
Seeks to provide capital appreciation.

Portfolio Holdings

As a Percentage of Total Investments

Victory Portfolios	December 31, 2019

  (Unaudited)

Investment Objectives & Portfolio Holdings: (continued)

Munder Multi-Cap Fund
Seeks to provide long-term capital appreciation.

Portfolio Holdings

As a Percentage of Total Investments

S&P 500 Index Fund
Seeks to provide performance and income that is
comparable to the S&P 500 Index.

Portfolio Holdings

As a Percentage of Total Investments

Munder Mid-Cap Core Growth Fund
Seeks to provide long-term capital appreciation.

Portfolio Holdings

As a Percentage of Total Investments

Munder Small Cap Growth Fund
Seeks to provide long-term capital appreciation.

Portfolio Holdings

As a Percentage of Total Investments

Victory Portfolios	December 31, 2019

  (Unaudited)

Investment Objectives & Portfolio Holdings: (continued)

Trivalent Emerging Markets Small-Cap Fund
Seeks to provide long-term growth of capital.

Portfolio Holdings

As a Percentage of Total Investments

Trivalent International Fund-Core Equity
Seeks to provide long-term growth of capital.

Portfolio Holdings

As a Percentage of Total Investments

Trivalent International Small-Cap Fund
Seeks to provide long-term growth of capital.

Portfolio Holdings

As a Percentage of Total Investments

INCORE Total Return Bond Fund
Seeks to provide a high level of current income
together with capital appreciation.

Portfolio Holdings

As a Percentage of Total Investments

Victory Portfolios Victory Integrity Discovery Fund	Schedule of Portfolio Investments December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (96.8%)
Banks (24.7%):
Atlantic Capital Bancshares, Inc. (a)	63,300	$1,162
Bridge Bancorp, Inc.	37,300	1,251
Carolina Financial Corp. (b)	17,600	761
Civista Bancshares, Inc.	44,000	1,056
Equity Bancshares, Inc. (a)	23,200	716
Financial Institutions, Inc.	16,700	536
First Bancorp, Inc., Class A	8,000	319
First Bancshares, Inc. (The)	30,500	1,083
First Bank/Hamilton NJ	69,100	764
First Foundation, Inc.	80,000	1,392
First Internet Bancorp	33,700	799
First Mid Bancshares, Inc.	31,500	1,110
Franklin Financial Network, Inc.	29,800	1,023
FVCBankcorp, Inc., Class A (a)	22,500	393
German American Bancorp, Inc., Class A	40,000	1,424
HarborOne Bancorp, Inc. (a)	102,000	1,121
Heritage Commerce Corp.	101,924	1,308
Heritage Financial Corp.	28,000	792
Hometrust Bancshares, Inc.	45,100	1,210
Howard Bancorp, Inc. (a)	49,700	839
Independent Bank Corp.	60,000	1,359
Mercantile Bank Corp.	34,850	1,271
Origin Bancorp, Inc.	29,200	1,105
Peoples Bancorp, Inc.	39,000	1,352
People's Utah Bancorp	30,000	904
QCR Holdings, Inc.	29,700	1,303
SB One Bancorp	32,300	805
Smartfinancial, Inc.	47,000	1,112
Southern National Bancorp of Virginia, Inc.	75,330	1,232
Trico Bancshares	10,000	408
Univest Financial Corp.	51,400	1,376
Washington Trust Bancorp, Inc.	22,700	1,221
		32,507
Capital Markets (1.6%):
Cowen, Inc., Class A (a) (b)	80,500	1,268
Diamond Hill Investment Group, Inc.	5,475	769
		2,037
Communication Services (2.0%):
Entravision Communications Corp., Class A	179,000	469
Glu Mobile, Inc. (a) (b)	131,000	793
The Marcus Corp. (b)	40,314	1,280
		2,542
Consumer Discretionary (8.2%):
BJ's Restaurants, Inc.	17,600	668
Carrols Restaurant Group, Inc. (a) (b)	122,000	860
Century Communities, Inc. (a)	26,500	725

See notes to financial statements.

Victory Portfolios Victory Integrity Discovery Fund	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Hibbett Sports, Inc. (a) (b)	30,800	$864
M/I Homes, Inc. (a)	19,100	751
Malibu Boats, Inc., Class A (a)	26,700	1,093
MarineMax, Inc. (a)	44,845	748
Modine Manufacturing Co. (a)	57,636	444
Motorcar Parts of America, Inc. (a) (b)	63,700	1,403
Ruth's Hospitality Group, Inc.	34,000	740
Shoe Carnival, Inc. (b)	29,600	1,103
Zumiez, Inc. (a) (b)	42,000	1,451
		10,850
Consumer Finance (0.9%):
EZCORP, Inc., Class A (a) (b)	172,000	1,173
Energy (6.2%):
DHT Holdings, Inc.	87,000	720
Earthstone Energy, Inc., Class A (a)	188,539	1,193
International Seaways, Inc. (a)	25,700	765
Matrix Service Co. (a)	69,650	1,594
Natural Gas Services Group, Inc. (a)	56,432	692
Newpark Resources, Inc. (a)	191,500	1,201
Solaris Oilfield Infrastructure, Inc., Class A (b)	74,000	1,036
Tidewater, Inc. (a)	52,770	1,017
		8,218
Health Care (5.1%):
Addus HomeCare Corp. (a) (b)	19,900	1,935
Capital Senior Living Corp. (a)	157,400	486
Hanger, Inc. (a)	42,392	1,170
Invacare Corp. (b)	104,500	942
RadNet, Inc. (a)	68,800	1,397
RTI Surgical, Inc. (a)	294,800	808
		6,738
Industrials (15.2%):
CIRCOR International, Inc. (a) (b)	16,400	758
Columbus McKinnon Corp.	30,900	1,237
Covenant Transport Group, Inc., Class A (a)	50,000	646
CRA International, Inc.	23,000	1,253
Ducommon, Inc. (a) (b)	13,600	687
DXP Enterprise, Inc. (a)	30,730	1,224
Eagle Bulk Shipping, Inc. (a) (b)	241,000	1,109
Echo Global Logistics, Inc. (a)	43,908	909
Foundation Building Materials, Inc. (a)	32,000	619
Great Lakes Dredge & Dock Corp. (a)	88,000	997
Heidrick & Struggles International, Inc.	25,700	835
Heritage-Crystal Clean, Inc. (a)	30,000	941
Kelly Services, Inc., Class A (b)	52,300	1,181
MYR Group, Inc. (a)	28,500	929
NN, Inc. (b)	146,000	1,351
Park-Ohio Holdings Corp. (b)	22,200	747
SP Plus Corp. (a)	29,800	1,265

See notes to financial statements.

Victory Portfolios Victory Integrity Discovery Fund	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Spartan Motors, Inc.	61,000	$1,103
Team, Inc. (a) (b)	71,700	1,145
Triumph Group, Inc.	26,600	672
USA Truck, Inc. (a) (b)	35,724	266
		19,874
Information Technology (14.0%):
Axcelis Technologies, Inc. (a)	63,400	1,528
BEL Fuse, Inc.	44,500	912
Cohu, Inc.	56,264	1,286
CTS Corp.	32,400	973
Diebold Nixdorf, Inc. (a) (b)	85,000	898
Digi International, Inc. (a) (b)	70,000	1,240
Extreme Networks, Inc. (a) (b)	122,721	904
Harmonic, Inc. (a)	236,700	1,847
I3 Verticals, Inc. (a)	50,650	1,431
Infinera Corp. (a) (b)	200,500	1,592
Mitek Systems, Inc. (a)	105,000	803
Mobileiron, Inc. (a)	127,000	617
Onto Innovation, Inc. (a)	47,600	1,739
Perficient, Inc. (a)	14,500	668
Photronics, Inc. (a) (b)	117,800	1,856
		18,294
Insurance (1.6%):
HCI Group, Inc. (b)	20,700	945
Heritage Insurance Holdings, Inc.	85,500	1,133
		2,078
Materials (3.9%):
Haynes International, Inc.	28,500	1,020
Koppers Holdings, Inc. (a)	19,766	755
Schnitzer Steel Industries, Inc.	54,000	1,170
SunCoke Energy, Inc.	167,500	1,044
Verso Corp., Class A (a)	57,050	1,029
		5,018
Mortgage Real Estate Investment Trusts (0.9%):
Western Asset Mortgage Capital Corp.	108,000	1,116
Real Estate (7.1%):
Bluerock Residential Growth REIT, Inc.	76,000	916
Catchmark Timber Trust, Inc.	92,000	1,054
Cedar Realty Trust, Inc.	290,000	856
City Office REIT, Inc.	77,500	1,048
Community Healthcare Trust, Inc.	15,000	643
Global Medical REIT, Inc.	77,000	1,018
Jernigan Capital, Inc. (b)	37,000	708
NexPoint Residential Trust, Inc.	16,500	743
Plymouth Industrial REIT, Inc.	48,758	897
UMH Properties, Inc.	50,000	787
Urstadt Biddle Properties, Inc., Class A	30,147	749
		9,419

See notes to financial statements.

Victory Portfolios Victory Integrity Discovery Fund	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Thrifts & Mortgage Finance (5.4%):
Bridgewater Bancshares, Inc. (a)	80,000	$1,102
First Defiance Financial Corp. (b)	39,500	1,244
Home Bancorp, Inc.	17,700	694
Homestreet, Inc. (a)	37,000	1,258
PCSB Financial Corp.	62,500	1,266
United Community Financial Corp.	127,500	1,486
		7,050
Total Common Stocks (Cost $109,231)		126,914
Collateral for Securities Loaned (11.9%)^
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.75% (c)	744,246	744
Fidelity Investments Money Market Government Portfolio, Class I, 1.54% (c)	4,100,262	4,100
Fidelity Investments Prime Money Market Portfolio, Class I, 1.75% (c)	124,307	124
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.80% (c)	2,476,982	2,477
JPMorgan Prime Money Market Fund, Capital Class, 1.73% (c)	2,724,872	2,725
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 1.76% (c)	5,449,558	5,450
Total Collateral for Securities Loaned (Cost $15,620)		15,620
Total Investments (Cost $124,851) — 108.7%		142,534
Liabilities in excess of other assets — (8.7)%		(11,438)
NET ASSETS — 100.00%		$131,096

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on December 31, 2019.

REIT — Real Estate Investment Trust

See notes to financial statements.

Victory Portfolios Victory Integrity Mid-Cap Value Fund	Schedule of Portfolio Investments December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.9%)
Communication Services (1.5%):
Cinemark Holdings, Inc. (a)	49,268	$1,668
ViacomCBS, Inc., Class B	54,176	2,274
		3,942
Consumer Discretionary (9.2%):
Advance Auto Parts, Inc.	9,531	1,526
Aramark	62,024	2,692
Bed Bath & Beyond, Inc.	78,300	1,355
BorgWarner, Inc.	49,677	2,155
Brunswick Corp.	37,533	2,251
D.R. Horton, Inc.	36,976	1,950
Dollar Tree, Inc. (b)	18,835	1,771
Kohl's Corp.	42,350	2,158
Newell Brands, Inc.	97,393	1,872
Ralph Lauren Corp.	15,382	1,803
Royal Caribbean Cruises Ltd.	18,370	2,453
Wyndham Destinations, Inc.	39,159	2,024
		24,010
Consumer Staples (3.8%):
Post Holdings, Inc. (b)	19,403	2,117
The Kroger Co.	66,922	1,940
Tyson Foods, Inc., Class A	36,295	3,304
U.S. Foods Holding Corp. (b)	59,242	2,482
		9,843
Energy (6.1%):
Concho Resources, Inc.	27,695	2,425
Diamondback Energy, Inc.	28,820	2,677
Hess Corp.	28,990	1,937
HollyFrontier Corp.	40,771	2,067
Noble Energy, Inc.	82,940	2,060
Pioneer Natural Resources Co.	13,951	2,112
WPX Energy, Inc. (b)	186,337	2,560
		15,838
Financials (18.7%):
American Financial Group, Inc.	25,639	2,811
Arthur J. Gallagher & Co.	34,283	3,265
Assurant, Inc.	16,210	2,125
Everest Re Group Ltd.	9,417	2,607
Fidelity National Financial, Inc., Class A	60,672	2,751
Fifth Third Bancorp.	127,285	3,914
Lincoln National Corp.	44,984	2,655
LPL Financial Holdings, Inc.	25,809	2,381
M&T Bank Corp.	18,948	3,216
Northern Trust Corp.	34,046	3,617

See notes to financial statements.

Victory Portfolios Victory Integrity Mid-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Raymond James Financial, Inc.	25,606	$2,291
Regions Financial Corp.	187,028	3,209
Sterling Bancorp	89,779	1,893
Voya Financial, Inc.	55,141	3,362
W.R. Berkley Corp.	30,990	2,141
Western Alliance Bancorp	48,552	2,767
Zions Bancorp NA	71,192	3,697
		48,702
Health Care (7.6%):
Encompass Health Corp.	39,055	2,705
Hill-Rom Holdings, Inc.	19,834	2,252
Hologic, Inc. (b)	59,820	3,123
Laboratory Corp. of America Holdings (b)	19,254	3,257
McKesson Corp.	17,813	2,464
Perrigo Co. PLC	39,624	2,047
Zimmer Biomet Holdings, Inc.	27,173	4,067
		19,915
Industrials (14.6%):
AGCO Corp.	21,743	1,680
Beacon Roofing Supply, Inc. (a) (b)	63,264	2,023
Colfax Corp. (b)	60,332	2,195
Crane Co.	18,221	1,574
Curtiss-Wright Corp.	13,609	1,917
Dycom Industries, Inc. (b)	45,814	2,160
ITT, Inc.	22,697	1,678
Kansas City Southern (a)	21,231	3,252
Knight-Swift Transportation Holdings, Inc. (a)	45,156	1,618
L3Harris Technologies, Inc.	10,667	2,111
Old Dominion Freight Line, Inc.	10,793	2,048
Oshkosh Corp.	25,822	2,444
Quanta Services, Inc.	58,731	2,391
Regal Beloit Corp.	21,267	1,821
Republic Services, Inc., Class A	31,365	2,811
Stanley Black & Decker, Inc.	17,040	2,823
Textron, Inc.	40,079	1,788
United Airlines Holdings, Inc. (b)	22,925	2,019
		38,353
Information Technology (11.5%):
Arrow Electronics, Inc. (b)	30,569	2,590
Flex Ltd. (b)	208,623	2,633
Leidos Holdings, Inc.	22,004	2,154
Lumentum Holdings, Inc. (b)	17,176	1,362
Microchip Technology, Inc. (a)	24,640	2,581
MKS Instruments, Inc.	20,255	2,228
Motorola Solutions, Inc.	11,554	1,862
NCR Corp. (b)	70,739	2,487
NortonLifeLock, Inc.	83,599	2,133

See notes to financial statements.

Victory Portfolios Victory Integrity Mid-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Nuance Communications, Inc. (b)	140,057	$2,498
ON Semiconductor Corp. (b)	90,437	2,205
Qorvo, Inc. (b)	13,803	1,604
SYNNEX Corp.	19,028	2,451
Western Digital Corp.	22,551	1,431
		30,219
Materials (6.6%):
Allegheny Technologies, Inc. (a) (b)	60,548	1,251
Carpenter Technology Corp.	25,663	1,278
Celanese Corp., Series A	15,529	1,911
FMC Corp.	19,153	1,912
Freeport-McMoRan, Inc.	228,888	3,003
Huntsman Corp.	79,122	1,912
Martin Marietta Materials, Inc.	6,952	1,944
Newmont Goldcorp Corp.	46,225	2,008
Westrock Co.	46,565	1,998
		17,217
Real Estate (10.5%):
Alexandria Real Estate Equities, Inc.	8,209	1,326
Americold Realty Trust	62,718	2,199
Apartment Investment & Management Co.	61,365	3,170
Camden Property Trust	29,546	3,135
Duke Realty Investments, Inc.	104,645	3,629
Healthpeak Properties, Inc.	101,079	3,484
Host Hotels & Resorts, Inc.	156,913	2,911
Medical Properties Trust, Inc.	119,499	2,523
STORE Capital Corp.	65,331	2,433
Weyerhaeuser Co.	88,460	2,671
		27,481
Utilities (8.8%):
Alliant Energy Corp.	45,155	2,471
Atmos Energy Corp.	20,357	2,277
DTE Energy Co.	23,685	3,076
Edison International	29,956	2,259
Evergy, Inc.	30,354	1,976
FirstEnergy Corp.	60,797	2,954
Pinnacle West Capital Corp.	19,506	1,754
PPL Corp.	113,370	4,067
UGI Corp.	46,452	2,098
		22,932
Total Common Stocks (Cost $231,669)		258,452

See notes to financial statements.

Victory Portfolios Victory Integrity Mid-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned (2.6%)^
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.75% (c)	323,401	$323
Fidelity Investments Money Market Government Portfolio, Class I, 1.54% (c)	1,781,708	1,782
Fidelity Investments Prime Money Market Portfolio, Class I, 1.75% (c)	54,016	54
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.80% (c)	1,076,336	1,076
JPMorgan Prime Money Market Fund, Capital Class, 1.73% (c)	1,184,053	1,184
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 1.76% (c)	2,368,525	2,369
Total Collateral for Securities Loaned (Cost $6,788)		6,788
Total Investments (Cost $238,457) — 101.5%		265,240
Liabilities in excess of other assets — (1.5)%		(3,966)
NET ASSETS — 100.00%		$261,274

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Non-income producing security.

(c)  Rate disclosed is the daily yield on December 31, 2019.

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios Victory Integrity Small-Cap Value Fund	Schedule of Portfolio Investments December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.7%)
Communication Services (2.0%):
AMC Entertainment Holdings, Inc. (a)	1,105,501	$8,004
Gray Television, Inc. (a) (b)	930,980	19,960
Lions Gate Entertainment (b)	970,200	9,634
The Marcus Corp. (a)	325,200	10,332
		47,930
Consumer Discretionary (9.0%):
American Eagle Outfitters, Inc. (a)	1,084,481	15,942
Asbury Automotive Group, Inc. (b)	134,602	15,047
Bed Bath & Beyond, Inc. (a)	1,052,300	18,205
Brunswick Corp.	319,486	19,163
Caleres, Inc.	811,347	19,269
Century Communities, Inc. (a) (b)	666,600	18,232
Dana, Inc.	830,100	15,108
G-III Apparel Group Ltd. (b)	622,910	20,868
Helen of Troy Ltd. (b)	70,800	12,729
Jack in the Box, Inc.	221,141	17,256
Penn National Gaming, Inc. (b)	1,164,977	29,776
Wolverine World Wide, Inc.	545,200	18,395
		219,990
Consumer Staples (3.1%):
BJ's Wholesale Club Holdings, Inc. (b)	691,600	15,727
Performance Food Group Co. (b)	472,786	24,339
Sanderson Farms, Inc.	106,400	18,749
The Simply Good Foods Co. (a) (b)	487,200	13,905
		72,720
Energy (4.8%):
Callon Petroleum Co. (b)	1,435,500	6,933
Delek US Holdings, Inc.	444,453	14,903
Helix Energy Solutions Group, Inc. (a) (b)	2,508,302	24,155
Magnolia Oil & Gas Corp. (a) (b)	1,852,094	23,300
Matador Resources Co. (a) (b)	830,900	14,931
PDC Energy, Inc. (a) (b)	538,600	14,095
World Fuel Services Corp. (a)	423,200	18,375
		116,692
Financials (24.8%):
American Equity Investment Life Holding Co.	506,500	15,160
Banc of California, Inc.	509,900	8,760
BancorpSouth Bank (a)	1,015,553	31,898
BankUnited, Inc.	721,505	26,378
Berkshire Hills Bancorp, Inc. (a)	740,700	24,354
Carolina Financial Corp.	245,300	10,604
Cathay General Bancorp	623,400	23,720
First Bancorp, Inc., Class A	249,000	9,938
First Commonwealth Financial Corp. (a)	1,328,480	19,276
First Financial Bancorp	570,468	14,513

See notes to financial statements.

Victory Portfolios Victory Integrity Small-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
First Merchants Corp.	551,700	$22,945
Fulton Financial Corp. (a)	1,315,248	22,925
Great Western Bancorp, Inc. (a)	880,700	30,595
Hancock Whitney Corp., Class B (a)	539,286	23,664
Heritage Financial Corp.	345,100	9,766
IBERIABANK Corp.	76,866	5,752
Kemper Corp.	226,159	17,527
Ladder Capital Corp.	225,300	4,065
MGIC Investment Corp.	1,168,500	16,558
PacWest Bancorp	471,300	18,037
Piper Jaffray Co.	178,213	14,246
Primerica, Inc.	137,480	17,949
Prosperity Bancshares, Inc.	236,805	17,024
RLI Corp. (a)	248,513	22,371
Sterling Bancorp	769,479	16,221
Stewart Information Services Corp. (a)	231,000	9,422
Stifel Financial Corp.	421,039	25,536
The Hanover Insurance Group, Inc.	132,967	18,173
United Community Banks, Inc.	746,116	23,040
Veritex Holdings, Inc.	829,300	24,158
WesBanco, Inc.	619,100	23,396
Western Alliance Bancorp	472,923	26,957
Western Asset Mortgage Capital Corp.	334,200	3,452
		598,380
Health Care (4.8%):
Brookdale Senior Living, Inc. (b)	1,524,126	11,080
CONMED Corp.	199,824	22,346
Magellan Health, Inc. (b)	377,806	29,564
Select Medical Holdings Corp. (b)	1,222,467	28,532
Syneos Health, Inc. (b)	404,200	24,040
		115,562
Industrials (14.8%):
AAR Corp.	431,000	19,438
Aerojet Rocketdyne Holdings, Inc. (a) (b)	362,867	16,569
AZZ, Inc.	456,600	20,981
Beacon Roofing Supply, Inc. (b)	590,272	18,877
Chart Industries, Inc. (b)	329,400	22,231
Clean Harbors, Inc. (b)	219,800	18,848
Colfax Corp. (a) (b)	486,800	17,710
Continental Building Products, Inc. (b)	542,600	19,767
Dycom Industries, Inc. (b)	492,922	23,241
EMCOR Group, Inc.	193,856	16,730
Hub Group, Inc., Class A (b)	319,452	16,385
Kennametal, Inc. (a)	488,300	18,013
Meritor, Inc. (b)	869,778	22,780
Regal Beloit Corp.	189,700	16,240
Saia, Inc. (b)	233,981	21,789
SkyWest, Inc.	400,701	25,897
Team, Inc. (a) (b)	713,082	11,388

See notes to financial statements.

Victory Portfolios Victory Integrity Small-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Triumph Group, Inc.	489,600	$12,372
Werner Enterprises, Inc. (a)	432,900	15,753
		355,009
Information Technology (14.2%):
Belden, Inc.	336,100	18,485
Cohu, Inc. (a)	478,900	10,943
Conduent, Inc. (b)	1,710,900	10,608
CTS Corp.	381,900	11,461
Diebold Nixdorf, Inc. (a) (b)	1,435,900	15,163
Diodes, Inc. (a) (b)	332,256	18,729
Flex Ltd. (b)	1,373,796	17,337
FormFactor, Inc. (b)	916,176	23,793
Infinera Corp. (a) (b)	1,632,800	12,964
KBR, Inc. (a)	871,889	26,592
Knowles Corp. (b)	531,300	11,237
Lumentum Holdings, Inc. (b)	282,800	22,426
MACOM Technology Solutions Holdings, Inc. (a) (b)	802,600	21,349
NCR Corp. (b)	550,239	19,347
Nuance Communications, Inc. (b)	1,181,245	21,061
Perspecta, Inc.	628,728	16,624
Sanmina Corp. (b)	468,685	16,048
TTM Technologies, Inc. (b)	1,202,630	18,100
Verint Systems, Inc. (b)	275,246	15,238
Viavi Solutions, Inc. (a) (b)	1,145,400	17,181
		344,686
Materials (4.5%):
Allegheny Technologies, Inc. (a) (b)	566,180	11,697
Carpenter Technology Corp.	239,679	11,931
Cleveland-Cliffs, Inc. (a)	2,375,000	19,950
Ingevity Corp. (b)	181,321	15,844
Louisiana-Pacific Corp.	716,300	21,253
Summit Materials, Inc., Class A (b)	682,600	16,314
US Concrete, Inc. (b)	245,300	10,219
		107,208
Real Estate (10.4%):
Alexander & Baldwin, Inc.	660,100	13,836
CareTrust REIT, Inc.	828,000	17,082
City Office REIT, Inc.	601,800	8,136
DiamondRock Hospitality Co.	1,425,541	15,795
Essential Properties Realty Trust, Inc.	737,800	18,305
First Industrial Realty Trust, Inc.	697,497	28,952
Kite Realty Group Trust	809,498	15,809
Lexington Realty Trust	1,670,800	17,744
Mack Cali Realty Corp.	961,435	22,238
Pennsylvania Real Estate Investment Trust (a)	1,160,305	6,184
Physicians Realty Trust (a)	1,243,082	23,544
SITE Centers Corp.	1,311,521	18,388
STAG Industrial, Inc.	727,237	22,959

See notes to financial statements.

Victory Portfolios Victory Integrity Small-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Summit Hotel Properties, Inc.	1,261,505	$15,567
Sunstone Hotel Investors, Inc.	509,242	7,089
		251,628
Utilities (6.3%):
ALLETE, Inc.	252,969	20,532
Black Hills Corp.	228,723	17,964
New Jersey Resources Corp.	387,485	17,270
NorthWestern Corp.	242,991	17,415
ONE Gas, Inc.	180,901	16,927
PNM Resources, Inc.	430,325	21,822
Southwest Gas Holdings, Inc. (a)	282,370	21,452
Spire, Inc.	197,400	16,446
		149,828
Total Common Stocks (Cost $1,985,142)		2,379,633
Exchange-Traded Funds (0.5%)
iShares Russell 2000 Value Index Fund (a)	85,034	10,934
Total Exchange-Traded Funds (Cost $9,757)		10,934
Collateral for Securities Loaned (5.7%)^
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.75% (c)	6,597,433	6,597
Fidelity Investments Money Market Government Portfolio, Class I, 1.54% (c)	36,347,687	36,348
Fidelity Investments Prime Money Market Portfolio, Class I, 1.75% (c)	1,101,949	1,102
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.80% (c)	21,957,761	21,958
JPMorgan Prime Money Market Fund, Capital Class, 1.73% (c)	24,155,239	24,155
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 1.76% (c)	48,308,830	48,309
Total Collateral for Securities Loaned (Cost $138,469)		138,469
Total Investments (Cost $2,133,368) — 104.9%		2,529,036
Liabilities in excess of other assets — (4.9)%		(117,015)
NET ASSETS — 100.00%		$2,412,021

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Non-income producing security.

(c)  Rate disclosed is the daily yield on December 31, 2019.

REIT — Real Estate Investment Trust

See notes to financial statements.

Victory Portfolios Victory Integrity Small/Mid-Cap Value Fund	Schedule of Portfolio Investments December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.3%)
Communication Services (1.2%):
Cinemark Holdings, Inc.	31,742	$1,074
Lions Gate Entertainment (a)	66,028	656
		1,730
Consumer Discretionary (10.9%):
American Eagle Outfitters, Inc. (b)	64,001	941
Aramark	35,511	1,541
Bed Bath & Beyond, Inc.	69,227	1,198
Brunswick Corp.	21,831	1,309
Caleres, Inc.	30,922	734
Dana, Inc.	38,427	699
G-III Apparel Group Ltd. (a)	35,009	1,173
Kohl's Corp.	27,923	1,423
Macy's, Inc. (b)	45,346	771
Newell Brands, Inc.	53,474	1,028
PulteGroup, Inc.	31,243	1,212
Ralph Lauren Corp.	11,558	1,354
Wolverine World Wide, Inc.	32,143	1,085
Wyndham Destinations, Inc.	26,985	1,395
		15,863
Consumer Staples (4.5%):
BJ's Wholesale Club Holdings, Inc. (a)	38,340	872
Grocery Outlet Holding Corp. (a) (b)	20,778	674
Lamb Weston Holdings, Inc.	16,029	1,379
Performance Food Group Co. (a)	29,969	1,543
Pilgrim's Pride Corp. (a) (b)	30,145	986
Post Holdings, Inc. (a)	10,695	1,167
		6,621
Energy (5.6%):
Callon Petroleum Co. (a)	85,834	415
Delek US Holdings, Inc. (b)	26,653	894
Diamondback Energy, Inc.	16,295	1,513
Helix Energy Solutions Group, Inc. (a)	145,400	1,400
HollyFrontier Corp.	23,548	1,194
Parsley Energy, Inc., Class A	56,582	1,070
WPX Energy, Inc. (a)	121,919	1,675
		8,161
Financials (21.9%):
Agnc Investment Corp.	101,947	1,802
American Financial Group, Inc.	18,090	1,985
Arthur J. Gallagher & Co.	12,867	1,225
Assurant, Inc.	10,231	1,341
BankUnited, Inc.	46,467	1,699
East West Bancorp, Inc.	35,980	1,752
Everest Re Group Ltd.	3,537	979
First American Financial Corp.	18,285	1,066

See notes to financial statements.

Victory Portfolios Victory Integrity Small/Mid-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Great Western Bancorp, Inc.	42,545	$1,478
Hancock Whitney Corp., Class B	18,588	816
IBERIABANK Corp.	4,574	342
Kemper Corp.	14,804	1,147
LPL Financial Holdings, Inc.	14,835	1,368
MGIC Investment Corp.	75,903	1,076
People's United Financial, Inc.	78,060	1,319
Primerica, Inc.	7,875	1,028
Sterling Bancorp	61,694	1,301
Stifel Financial Corp.	18,630	1,130
The Hanover Insurance Group, Inc.	9,186	1,255
Umpqua Holdings Corp.	90,538	1,603
Voya Financial, Inc.	31,376	1,913
WesBanco, Inc.	37,174	1,405
Western Alliance Bancorp	29,714	1,694
Zions Bancorp NA	29,969	1,556
		32,280
Health Care (5.3%):
Brookdale Senior Living, Inc. (a)	81,253	591
Encompass Health Corp.	21,912	1,517
Hill-Rom Holdings, Inc.	11,601	1,317
Hologic, Inc. (a)	23,807	1,243
Magellan Health, Inc. (a)	16,967	1,328
Perrigo Co. PLC	14,188	733
STERIS PLC	7,590	1,157
		7,886
Industrials (14.0%):
Alaska Air Group, Inc.	12,894	874
Beacon Roofing Supply, Inc. (a)	35,480	1,135
Chart Industries, Inc. (a)	19,883	1,341
Clean Harbors, Inc. (a)	13,715	1,176
Colfax Corp. (a)	29,701	1,081
Curtiss-Wright Corp.	8,188	1,154
Dycom Industries, Inc. (a)	27,582	1,301
EMCOR Group, Inc.	12,420	1,072
Kennametal, Inc.	29,482	1,088
Kirby Corp. (a)	12,660	1,133
Knight-Swift Transportation Holdings, Inc. (b)	29,241	1,048
Meritor, Inc. (a)	42,825	1,122
Old Dominion Freight Line, Inc.	6,167	1,170
Oshkosh Corp.	13,315	1,260
Quanta Services, Inc.	30,225	1,230
Regal Beloit Corp.	12,755	1,092
SkyWest, Inc.	17,775	1,148
Textron, Inc.	22,253	992
		20,417
Information Technology (13.0%):
Arrow Electronics, Inc. (a)	17,153	1,454
Belden, Inc.	19,070	1,049

See notes to financial statements.

Victory Portfolios Victory Integrity Small/Mid-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Conduent, Inc. (a)	99,192	$615
Diodes, Inc. (a) (b)	18,325	1,033
Flex Ltd. (a)	116,424	1,469
Leidos Holdings, Inc.	14,820	1,451
Lumentum Holdings, Inc. (a)	14,743	1,169
MACOM Technology Solutions Holdings, Inc. (a)	47,917	1,275
MKS Instruments, Inc.	11,373	1,251
NCR Corp. (a)	37,000	1,301
Nuance Communications, Inc. (a)	86,838	1,548
ON Semiconductor Corp. (a)	66,035	1,610
SYNNEX Corp.	11,979	1,542
Verint Systems, Inc. (a)	22,555	1,249
Viavi Solutions, Inc. (a)	64,259	964
		18,980
Materials (6.0%):
Allegheny Technologies, Inc. (a) (b)	34,191	706
Carpenter Technology Corp.	14,551	724
Cleveland-Cliffs, Inc. (b)	144,047	1,211
Graphic Packaging Holding Co.	64,280	1,070
Huntsman Corp.	44,619	1,078
Ingevity Corp. (a)	11,762	1,028
Louisiana-Pacific Corp.	37,463	1,112
Summit Materials, Inc., Class A (a)	49,250	1,177
US Concrete, Inc. (a)	18,174	757
		8,863
Real Estate (11.7%):
Americold Realty Trust	46,167	1,619
Apartment Investment & Management Co.	35,042	1,810
Camden Property Trust	17,947	1,904
DiamondRock Hospitality Co.	96,519	1,069
Duke Realty Investments, Inc.	68,891	2,389
Highwoods Properties, Inc.	39,519	1,933
Kimco Realty Corp.	35,713	740
Mack Cali Realty Corp.	47,838	1,106
Medical Properties Trust, Inc.	77,982	1,646
SITE Centers Corp.	99,756	1,399
STORE Capital Corp.	44,440	1,655
		17,270
Utilities (5.2%):
ALLETE, Inc.	11,342	921
Alliant Energy Corp.	31,589	1,728
Black Hills Corp.	16,250	1,276
Pinnacle West Capital Corp.	11,558	1,039
PNM Resources, Inc.	29,202	1,481
UGI Corp.	26,997	1,219
		7,664
Total Common Stocks (Cost $127,729)		145,735

See notes to financial statements.

Victory Portfolios Victory Integrity Small/Mid-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned (4.3%)^
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.75% (c)	301,726	$302
Fidelity Investments Money Market Government Portfolio, Class I, 1.54% (c)	1,662,295	1,662
Fidelity Investments Prime Money Market Portfolio, Class I, 1.75% (c)	50,396	50
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.80% (c)	1,004,198	1,004
JPMorgan Prime Money Market Fund, Capital Class, 1.73% (c)	1,104,496	1,105
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 1.76% (c)	2,209,316	2,210
Total Collateral for Securities Loaned (Cost $6,333)		6,333
Total Investments (Cost $134,062) — 103.6%		152,068
Liabilities in excess of other assets — (3.6)%		(5,284)
NET ASSETS — 100.00%		$146,784

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on December 31, 2019.

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios Victory Munder Multi-Cap Fund	Schedule of Portfolio Investments December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.7%)
Communication Services (11.8%):
Alphabet, Inc., Class A (a)	11,193	$14,991
Comcast Corp., Class A	187,950	8,452
Facebook, Inc., Class A (a)	49,700	10,201
Nexstar Media Group, Inc., Class A (b)	53,400	6,261
The Walt Disney Co.	28,000	4,050
T-Mobile US, Inc. (a)	39,000	3,058
		47,013
Communications Equipment (0.8%):
Cisco Systems, Inc.	64,300	3,084
Consumer Discretionary (12.0%):
Aaron's, Inc.	41,300	2,359
Amazon.com, Inc. (a)	4,910	9,073
Boot Barn Holdings, Inc. (a) (b)	103,100	4,591
D.R. Horton, Inc.	101,800	5,371
Dollar General Corp.	14,520	2,265
Group 1 Automotive, Inc.	27,600	2,760
LCI Industries	22,700	2,432
LGI Homes, Inc. (a)	34,300	2,423
Marriott Vacations Worldwide Corp.	19,100	2,459
Meritage Homes Corp. (a)	64,200	3,923
Skechers USA, Inc., Class A (a)	99,400	4,293
Target Corp.	47,100	6,039
		47,988
Consumer Staples (6.6%):
PepsiCo, Inc.	41,300	5,644
The Coca-Cola Co.	104,600	5,790
The Procter & Gamble Co.	57,100	7,132
US Foods Holding Corp. (a)	136,200	5,706
Walmart, Inc.	19,365	2,301
		26,573
Electronic Equipment, Instruments & Components (3.6%):
CDW Corp.	40,800	5,828
Jabil, Inc.	146,700	6,063
Zebra Technologies Corp. (a)	10,350	2,644
		14,535
Energy (3.9%):
Chevron Corp.	34,310	4,135
Exxon Mobil Corp.	65,900	4,598
Phillips 66	31,775	3,540
Valero Energy Corp.	37,700	3,531
		15,804
Financials (14.6%):
Ally Financial, Inc.	188,065	5,747
Ameriprise Financial, Inc.	35,800	5,964

See notes to financial statements.

Victory Portfolios Victory Munder Multi-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Citigroup, Inc.	104,100	$8,317
Discover Financial Services	69,000	5,853
Essent Group Ltd.	111,555	5,800
LPL Financial Holdings, Inc.	69,500	6,411
Meta Financial Group, Inc.	68,200	2,490
NMI Holdings, Inc., Class A (a) (b)	186,200	6,178
Primerica, Inc.	42,700	5,575
Western Alliance Bancorp	110,600	6,304
		58,639
Health Care (12.3%):
AbbVie, Inc.	88,250	7,814
Anthem, Inc.	20,100	6,071
Biogen, Inc. (a)	18,200	5,400
Bristol-Myers Squibb Co.	133,200	8,550
CVS Health Corp.	47,200	3,506
HCA Healthcare, Inc.	35,600	5,262
Jazz Pharmaceuticals PLC (a)	25,300	3,777
Medtronic PLC	17,200	1,951
Regeneron Pharmaceuticals, Inc. (a)	10,600	3,980
UnitedHealth Group, Inc.	10,025	2,947
		49,258
Industrials (9.5%):
Air Lease Corp.	131,100	6,230
EMCOR Group, Inc.	61,300	5,290
Federal Signal Corp.	158,400	5,108
Kansas City Southern	15,500	2,374
L3Harris Technologies, Inc.	23,700	4,690
Lockheed Martin Corp.	17,600	6,853
SkyWest, Inc.	74,360	4,806
Universal Forest Products, Inc.	55,400	2,643
		37,994
IT Services (8.0%):
Booz Allen Hamilton Holdings Corp.	52,800	3,756
EPAM Systems, Inc. (a)	19,200	4,073
Euronet Worldwide, Inc. (a)	35,200	5,546
Fiserv, Inc. (a)	49,300	5,700
Mastercard, Inc., Class A	12,000	3,583
Visa, Inc., Class A	23,800	4,472
WNS Holdings Ltd., ADR (a)	87,400	5,782
		32,912
Materials (1.4%):
Vulcan Materials Co.	39,400	5,673
Real Estate (1.5%):
CBRE Group, Inc., Class A (a)	100,000	6,129
Semiconductors & Semiconductor Equipment (1.4%):
Broadcom, Inc.	17,200	5,436
See notes to financial statements.

Victory Portfolios Victory Munder Multi-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Software (6.6%):
Adobe, Inc. (a)	9,700	$3,199
Microsoft Corp.	122,460	19,311
Oracle Corp.	83,800	4,440
		26,950
Technology Hardware, Storage & Peripherals (4.7%):
Apple, Inc.	64,820	19,034
Total Common Stocks (Cost $314,616)		397,022
Exchange-Traded Funds (0.5%)
iShares Russell 3000 ETF	9,800	1,847
Total Exchange-Traded Funds (Cost $1,826)		1,847
Collateral for Securities Loaned (0.8%)^
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.75% (c)	147,356	147
Fidelity Investments Money Market Government Portfolio, Class I, 1.54% (c)	811,826	812
Fidelity Investments Prime Money Market Portfolio, Class I, 1.75% (c)	24,612	25
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.80% (c)	490,427	490
JPMorgan Prime Money Market Fund, Capital Class, 1.73% (c)	539,508	540
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 1.76% (c)	1,078,979	1,079
Total Collateral for Securities Loaned (Cost $3,093)		3,093
Total Investments (Cost $319,535) — 100.0%		401,962
Other assets in excess of liabilities — 0.0% (d)		24
NET ASSETS — 100.00%		$401,986

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on December 31, 2019.

(d)  Amount represents less than 0.05% of net assets.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.2%)
Communication Services (10.3%):
Activision Blizzard, Inc.	6,432	$382
Alphabet, Inc., Class A (a)	2,509	3,361
Alphabet, Inc., Class C (a)	2,502	3,345
AT&T, Inc.	61,158	2,390
CenturyLink, Inc.	8,215	109
Charter Communications, Inc., Class A (a)	1,313	637
Comcast Corp., Class A	38,008	1,709
Discovery, Inc., Class A (a) (b)	1,324	43
Discovery, Inc., Class C (a)	2,808	86
DISH Network Corp., Class A (a)	2,135	76
Electronic Arts, Inc. (a)	2,444	263
Facebook, Inc., Class A (a)	20,147	4,135
Fox Corp., Class A	2,968	110
Fox Corp., Class B	1,359	49
Live Nation Entertainment, Inc. (a)	1,180	84
Netflix, Inc. (a)	3,669	1,187
News Corp., Class A	3,253	46
News Corp., Class B	1,020	15
Omnicom Group, Inc.	1,823	148
Take-Two Interactive Software, Inc. (a)	948	116
The Interpublic Group of Co., Inc.	3,246	75
The Walt Disney Co.	15,090	2,183
T-Mobile US, Inc. (a)	2,650	208
Twitter, Inc. (a)	6,500	208
Verizon Communications, Inc.	34,625	2,126
ViacomCBS, Inc., Class B	4,524	190
		23,281
Consumer Discretionary (9.5%):
Advance Auto Parts, Inc.	580	93
Amazon.com, Inc. (a)	3,487	6,443
Aptiv PLC	2,137	203
AutoZone, Inc. (a)	199	237
Best Buy Co., Inc.	1,907	167
Booking Holdings, Inc. (a)	350	719
BorgWarner, Inc.	1,729	75
Capri Holdings Ltd. (a)	1,269	48
CarMax, Inc. (a)	1,377	121
Carnival Corp.	3,354	170
Chipotle Mexican Grill, Inc. (a)	214	179
D.R. Horton, Inc.	2,807	148
Darden Restaurants, Inc.	1,026	112
Dollar General Corp.	2,132	333
Dollar Tree, Inc. (a)	1,981	186
eBay, Inc.	6,402	231
Expedia Group, Inc.	1,170	127
Ford Motor Co.	32,601	303
Garmin Ltd.	1,210	118

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
General Motors Co., Class C	10,526	$385
Genuine Parts Co.	1,216	129
H&R Block, Inc.	1,635	38
Hanesbrands, Inc.	3,028	45
Harley-Davidson, Inc. (b)	1,292	48
Hasbro, Inc.	1,065	112
Hilton Worldwide Holdings, Inc.	2,362	262
Kohl's Corp.	1,311	67
L Brands, Inc.	1,944	35
Las Vegas Sands Corp.	2,829	195
Leggett & Platt, Inc.	1,102	56
Lennar Corp., Class A	2,343	131
LKQ Corp. (a)	2,566	92
Lowe's Cos., Inc.	6,417	768
Macy's, Inc.	2,587	44
Marriott International, Inc., Class A	2,272	344
McDonald's Corp.	6,305	1,247
MGM Resorts International	4,311	143
Mohawk Industries, Inc. (a)	498	68
Newell Brands, Inc.	3,190	61
Nike, Inc., Class B	10,432	1,058
Nordstrom, Inc. (b)	897	37
Norwegian Cruise Line Holdings Ltd. (a)	1,781	104
NVR, Inc. (a)	29	110
O'Reilly Automotive, Inc. (a)	633	277
PulteGroup, Inc.	2,133	83
PVH Corp.	621	65
Ralph Lauren Corp.	416	49
Ross Stores, Inc.	3,028	353
Royal Caribbean Cruises Ltd.	1,439	192
Starbucks Corp.	9,887	869
Tapestry, Inc.	2,310	62
Target Corp.	4,242	543
The Gap, Inc.	1,781	31
The Home Depot, Inc.	9,133	1,995
The TJX Cos., Inc.	10,153	620
Tiffany & Co.	904	121
Tractor Supply Co.	991	93
Ulta Beauty, Inc. (a)	479	121
Under Armour, Inc., Class A (a) (b)	1,576	34
Under Armour, Inc., Class C (a)	1,629	31
VF Corp.	2,742	273
Whirlpool Corp.	529	78
Wynn Resorts Ltd.	809	112
Yum! Brands, Inc.	2,532	255
		21,849
Consumer Staples (7.1%):
Altria Group, Inc.	15,640	781
Archer-Daniels-Midland Co.	4,661	216
Brown-Forman Corp., Class B	1,525	103

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Campbell Soup Co. (b)	1,414	$70
Church & Dwight Co., Inc.	2,055	145
Colgate-Palmolive Co.	7,175	494
Conagra Brands, Inc.	4,074	139
Constellation Brands, Inc., Class A	1,402	266
Costco Wholesale Corp.	3,699	1,087
Coty, Inc., Class A	2,475	28
General Mills, Inc.	5,060	271
Hormel Foods Corp. (b)	2,328	105
Kellogg Co.	2,085	144
Kimberly-Clark Corp.	2,870	395
Lamb Weston Holdings, Inc.	1,223	105
McCormick & Co., Inc.	1,035	176
Molson Coors Beverage Co., Class B	1,573	85
Mondelez International, Inc., Class A	12,054	664
Monster Beverage Corp. (a)	3,196	203
PepsiCo, Inc.	11,674	1,595
Philip Morris International, Inc.	13,026	1,108
Sysco Corp.	4,272	365
The Clorox Co.	1,051	161
The Coca-Cola Co.	32,283	1,787
The Estee Lauder Cos., Inc., Class A	1,863	385
The Hershey Co.	1,242	183
The J.M. Smucker Co.	955	99
The Kraft Heinz Co.	5,214	168
The Kroger Co.	6,714	195
The Procter & Gamble Co.	20,878	2,607
Tyson Foods, Inc., Class A	2,471	225
Walgreens Boots Alliance, Inc.	6,277	370
Walmart, Inc.	11,876	1,412
		16,137
Energy (4.3%):
Apache Corp.	3,148	81
Baker Hughes Co.	5,441	139
Cabot Oil & Gas Corp.	3,415	59
Chevron Corp.	15,830	1,908
Cimarex Energy Co.	852	45
Concho Resources, Inc.	1,683	147
ConocoPhillips	9,186	597
Devon Energy Corp.	3,240	84
Diamondback Energy, Inc.	1,349	125
EOG Resources, Inc.	4,871	408
Exxon Mobil Corp.	35,423	2,472
Halliburton Co.	7,349	180
Helmerich & Payne, Inc.	908	41
Hess Corp.	2,168	145
HollyFrontier Corp.	1,243	63
Kinder Morgan, Inc.	16,308	345
Marathon Oil Corp.	6,697	91
Marathon Petroleum Corp.	5,436	328

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
National Oilwell Varco, Inc.	3,230	$81
Noble Energy, Inc.	4,004	99
Occidental Petroleum Corp.	7,479	308
ONEOK, Inc.	3,458	262
Phillips 66	3,720	414
Pioneer Natural Resources Co.	1,387	210
Schlumberger Ltd.	11,590	466
TechnipFMC PLC	3,518	75
The Williams Cos., Inc.	10,147	241
Valero Energy Corp.	3,438	322
		9,736
Financials (12.8%):
Aflac, Inc.	6,145	325
American Express Co.	5,618	699
American International Group, Inc.	7,283	374
Ameriprise Financial, Inc.	1,061	177
Aon PLC	1,960	409
Arthur J. Gallagher & Co.	1,562	149
Assurant, Inc.	508	67
Bank of America Corp.	67,777	2,386
Berkshire Hathaway, Inc., Class B (a)	16,376	3,709
BlackRock, Inc., Class A	987	496
Capital One Financial Corp.	3,899	401
Cboe Global Markets, Inc.	928	111
Chubb Ltd.	3,794	591
Cincinnati Financial Corp.	1,272	134
Citigroup, Inc.	18,278	1,460
Citizens Financial Group, Inc.	3,639	148
CME Group, Inc.	3,000	602
Comerica, Inc.	1,207	87
Discover Financial Services	2,624	223
E*TRADE Financial Corp.	1,891	86
Everest Re Group Ltd.	341	94
Fifth Third Bancorp.	5,941	183
First Republic Bank	1,411	166
Franklin Resources, Inc.	2,335	61
Globe Life, Inc. (b)	834	88
Huntington Bancshares, Inc.	8,646	130
Intercontinental Exchange, Inc.	4,662	431
Invesco Ltd. (b)	3,116	56
JPMorgan Chase & Co.	26,259	3,660
KeyCorp	8,246	167
Lincoln National Corp.	1,660	98
Loews Corp.	2,142	112
M&T Bank Corp.	1,105	188
MarketAxess Holdings, Inc.	318	121
Marsh & McLennan Cos., Inc.	4,225	470
MetLife, Inc.	6,544	334
Moody's Corp.	1,359	323
Morgan Stanley	10,299	526

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
MSCI, Inc.	709	$183
Nasdaq, Inc.	961	103
Northern Trust Corp.	1,774	188
People's United Financial, Inc.	3,718	63
Principal Financial Group, Inc.	2,162	119
Prudential Financial, Inc.	3,366	316
Raymond James Financial, Inc.	1,034	93
Regions Financial Corp.	8,076	139
S&P Global, Inc.	2,046	559
State Street Corp.	3,044	241
SVB Financial Group (a)	432	108
Synchrony Financial	4,977	179
T. Rowe Price Group, Inc.	1,956	238
The Allstate Corp.	2,712	305
The Bank of New York Mellon Corp.	7,026	354
The Charles Schwab Corp.	9,572	455
The Goldman Sachs Group, Inc.	2,668	613
The Hartford Financial Services Group, Inc.	3,017	183
The PNC Financial Services Group, Inc.	3,668	586
The Progressive Corp.	4,895	354
The Travelers Cos., Inc.	2,161	296
Truist Financial Corp.	11,227	632
U.S. Bancorp	11,899	705
Unum Group	1,727	50
W.R. Berkley Corp.	1,215	84
Wells Fargo & Co.	32,222	1,733
Willis Towers Watson PLC	1,076	217
Zions Bancorp NA	1,427	74
		29,012
Health Care (14.1%):
Abbott Laboratories	14,797	1,286
AbbVie, Inc.	12,381	1,097
ABIOMED, Inc. (a)	378	64
Agilent Technologies, Inc.	2,591	221
Alexion Pharmaceuticals, Inc. (a)	1,853	200
Align Technology, Inc. (a)	600	167
Allergan PLC	2,748	525
AmerisourceBergen Corp.	1,259	107
Amgen, Inc.	4,975	1,200
Anthem, Inc.	2,123	641
Baxter International, Inc.	4,274	357
Becton, Dickinson & Co.	2,264	616
Biogen, Inc. (a)	1,511	448
Boston Scientific Corp. (a)	11,669	528
Bristol-Myers Squibb Co.	19,626	1,260
Cardinal Health, Inc.	2,449	124
Centene Corp. (a)	3,464	218
Cerner Corp.	2,630	193
Cigna Corp.	3,126	639
CVS Health Corp.	10,892	810

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Danaher Corp.	5,352	$822
DaVita, Inc. (a)	751	56
DENTSPLY SIRONA, Inc.	1,862	105
Edwards Lifesciences Corp. (a)	1,746	407
Eli Lilly & Co.	7,074	930
Gilead Sciences, Inc.	10,592	688
HCA Healthcare, Inc.	2,215	327
Henry Schein, Inc. (a)	1,229	82
Hologic, Inc. (a)	2,245	117
Humana, Inc.	1,109	406
IDEXX Laboratories, Inc. (a)	718	187
Illumina, Inc. (a)	1,231	408
Incyte Pharmaceuticals, Inc. (a)	1,497	131
Intuitive Surgical, Inc. (a)	968	572
IQVIA Holdings, Inc. (a)	1,511	233
Johnson & Johnson	22,034	3,213
Laboratory Corp. of America Holdings (a)	813	138
McKesson Corp.	1,509	209
Medtronic PLC	11,222	1,274
Merck & Co., Inc.	21,315	1,939
Mettler-Toledo International, Inc. (a)	204	162
Mylan NV (a)	4,321	87
PerkinElmer, Inc.	930	90
Perrigo Co. PLC	1,140	59
Pfizer, Inc.	46,332	1,815
Quest Diagnostics, Inc.	1,128	120
Regeneron Pharmaceuticals, Inc. (a)	669	251
ResMed, Inc.	1,204	187
STERIS PLC	710	108
Stryker Corp.	2,696	566
Teleflex, Inc.	388	146
The Cooper Cos., Inc.	415	133
Thermo Fisher Scientific, Inc.	3,357	1,092
UnitedHealth Group, Inc.	7,932	2,333
Universal Health Services, Inc., Class B	672	96
Varian Medical Systems, Inc. (a)	761	108
Vertex Pharmaceuticals, Inc. (a)	2,153	471
Waters Corp. (a)	539	126
WellCare Health Plans, Inc. (a)	421	139
Zimmer Biomet Holdings, Inc.	1,722	258
Zoetis, Inc.	3,988	528
		31,820
Industrials (8.9%):
3M Co.	4,814	849
Alaska Air Group, Inc.	1,031	70
Allegion PLC	778	97
American Airlines Group, Inc. (b)	3,264	94
AMETEK, Inc.	1,914	191
AO Smith Corp.	1,147	55
Arconic, Inc.	3,243	100

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
C.H. Robinson Worldwide, Inc.	1,132	$89
Caterpillar, Inc.	4,627	682
Cintas Corp.	702	189
Copart, Inc. (a)	1,713	156
CSX Corp.	6,510	471
Cummins, Inc.	1,283	230
Deere & Co.	2,636	457
Delta Air Lines, Inc.	4,819	282
Dover Corp.	1,216	140
Eaton Corp. PLC	3,461	328
Emerson Electric Co.	5,100	389
Equifax, Inc.	1,014	142
Expeditors International of Washington, Inc.	1,426	111
Fastenal Co. (b)	4,802	177
FedEx Corp.	2,010	304
Flowserve Corp.	1,096	55
Fortive Corp.	2,474	189
Fortune Brands Home & Security, Inc.	1,165	76
General Dynamics Corp.	1,962	346
General Electric Co.	73,118	816
Honeywell International, Inc.	5,982	1,059
Huntington Ingalls Industries, Inc.	342	86
IDEX Corp.	637	110
IHS Markit Ltd. (a)	3,357	253
Illinois Tool Works, Inc.	2,449	440
Ingersoll-Rand PLC	2,006	266
J.B. Hunt Transport Services, Inc.	714	83
Jacobs Engineering Group, Inc.	1,134	102
Johnson Controls International PLC	6,458	263
Kansas City Southern	830	127
L3Harris Technologies, Inc.	1,851	366
Lockheed Martin Corp.	2,078	809
Masco Corp.	2,379	114
Nielsen Holdings PLC	2,979	60
Norfolk Southern Corp.	2,183	424
Northrop Grumman Corp.	1,312	451
Old Dominion Freight Line, Inc. (b)	535	102
PACCAR, Inc.	2,896	229
Parker-Hannifin Corp.	1,076	221
Pentair PLC	1,407	65
Quanta Services, Inc.	1,191	48
Raytheon Co.	2,331	512
Republic Services, Inc., Class A	1,763	158
Robert Half International, Inc.	984	62
Rockwell Automation, Inc.	967	196
Rollins, Inc.	1,179	39
Roper Technologies, Inc.	871	309
Snap-on, Inc.	459	78
Southwest Airlines Co.	3,965	214
Stanley Black & Decker, Inc.	1,273	211

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Textron, Inc.	1,911	$85
The Boeing Co.	4,476	1,459
TransDigm Group, Inc.	417	234
Union Pacific Corp.	5,812	1,051
United Airlines Holdings, Inc. (a)	1,822	160
United Parcel Service, Inc., Class B	5,867	687
United Rentals, Inc. (a)	629	105
United Technologies Corp.	6,792	1,017
Verisk Analytics, Inc., Class A	1,372	206
W.W. Grainger, Inc.	365	124
Wabtec Corp.	1,525	119
Waste Management, Inc.	3,268	372
Xylem, Inc.	1,508	119
		20,280
Information Technology (23.3%):
Accenture PLC, Class A	5,317	1,120
Adobe, Inc. (a)	4,053	1,337
Advanced Micro Devices, Inc. (a)	9,323	428
Akamai Technologies, Inc. (a)	1,353	117
Alliance Data Systems Corp.	343	38
Amphenol Corp., Class A	2,482	270
Analog Devices, Inc.	3,083	366
ANSYS, Inc. (a)	716	184
Apple, Inc.	34,967	10,268
Applied Materials, Inc.	7,734	472
Arista Networks, Inc. (a)	454	92
Autodesk, Inc. (a)	1,842	338
Automatic Data Processing, Inc.	3,623	618
Broadcom, Inc.	3,321	1,050
Broadridge Financial Solutions, Inc.	960	119
Cadence Design Systems, Inc. (a)	2,349	163
CDW Corp.	1,203	172
Cisco Systems, Inc.	35,516	1,704
Citrix Systems, Inc.	1,025	114
Cognizant Technology Solutions Corp., Class A	4,584	284
Corning, Inc.	6,439	187
DXC Technology Co.	2,143	81
F5 Networks, Inc. (a)	509	71
Fidelity National Information Services, Inc.	5,145	716
Fiserv, Inc. (a)	4,781	553
FleetCor Technologies, Inc. (a)	727	209
FLIR Systems, Inc.	1,123	58
Fortinet, Inc. (a)	1,188	127
Gartner, Inc. (a)	749	115
Global Payments, Inc.	2,516	459
Hewlett Packard Enterprises Co.	10,833	172
HP, Inc.	12,407	255
Intel Corp.	36,418	2,181
International Business Machines Corp.	7,415	994
Intuit, Inc.	2,179	571

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
IPG Photonics Corp. (a)	298	$43
Jack Henry & Associates, Inc.	644	94
Juniper Networks, Inc.	2,802	69
Keysight Technologies, Inc. (a)	1,570	161
KLA Corp.	1,321	235
Lam Research Corp.	1,215	355
Leidos Holdings, Inc.	1,114	109
Mastercard, Inc., Class A	7,432	2,219
Maxim Integrated Products, Inc.	2,266	139
Microchip Technology, Inc.	2,001	210
Micron Technology, Inc. (a)	9,268	498
Microsoft Corp.	63,869	10,071
Motorola Solutions, Inc.	1,434	231
NetApp, Inc.	1,911	119
NortonLifeLock, Inc.	4,800	122
NVIDIA Corp.	5,124	1,206
Oracle Corp.	18,138	961
Paychex, Inc.	2,667	227
PayPal Holdings, Inc. (a)	9,830	1,063
Qorvo, Inc. (a)	973	113
QUALCOMM, Inc.	9,560	843
Salesforce.com, Inc. (a)	7,426	1,208
Seagate Technology PLC	1,936	115
ServiceNow, Inc. (a)	1,579	446
Skyworks Solutions, Inc.	1,426	172
Synopsys, Inc. (a)	1,259	175
TE Connectivity Ltd.	2,800	268
Texas Instruments, Inc.	7,826	1,004
The Western Union Co. (b)	3,510	94
VeriSign, Inc. (a)	865	167
Visa, Inc., Class A	14,332	2,693
Western Digital Corp.	2,490	158
Xerox Holdings Corp.	1,557	57
Xilinx, Inc.	2,105	206
Zebra Technologies Corp. (a)	451	115
		51,969
Materials (2.7%):
Air Products & Chemicals, Inc.	1,845	435
Albemarle Corp. (b)	888	65
Amcor PLC (b)	13,564	147
Avery Dennison Corp.	699	91
Ball Corp.	2,739	177
Celanese Corp., Series A	1,012	125
CF Industries Holdings, Inc.	1,820	87
Corteva, Inc.	6,266	185
Dow, Inc.	6,208	340
DuPont de Nemours, Inc.	6,202	398
Eastman Chemical Co.	1,138	90
Ecolab, Inc.	2,099	405
FMC Corp.	1,085	108

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Freeport-McMoRan, Inc.	12,147	$159
International Flavors & Fragrances, Inc. (b)	894	115
International Paper Co.	3,283	151
Linde PLC	4,497	958
LyondellBasell Industries NV, Class A	2,149	203
Martin Marietta Materials, Inc.	523	146
Newmont Goldcorp Corp.	6,864	299
Nucor Corp.	2,539	143
Packaging Corp. of America	792	89
PPG Industries, Inc.	1,980	264
Sealed Air Corp.	1,294	52
The Mosaic Co.	2,927	63
The Sherwin-Williams Co.	688	401
Vulcan Materials Co.	1,108	160
Westrock Co.	2,159	93
		5,949
Real Estate (2.9%):
Alexandria Real Estate Equities, Inc.	964	156
American Tower Corp.	3,708	852
Apartment Investment & Management Co.	1,246	64
AvalonBay Communities, Inc.	1,169	245
Boston Properties, Inc.	1,204	166
CBRE Group, Inc., Class A (a)	2,803	172
Crown Castle International Corp.	3,481	495
Digital Realty Trust, Inc. (b)	1,747	209
Duke Realty Investments, Inc.	3,077	107
Equinix, Inc.	714	417
Equity Residential	2,922	236
Essex Property Trust, Inc.	553	166
Extra Space Storage, Inc.	1,084	114
Federal Realty Investment Trust	588	76
Healthpeak Properties, Inc.	4,144	143
Host Hotels & Resorts, Inc.	6,004	111
Iron Mountain, Inc. (b)	2,404	77
Kimco Realty Corp.	3,535	73
Mid-America Apartment Communities, Inc.	955	126
Prologis, Inc.	5,289	471
Public Storage	1,258	268
Realty Income Corp.	2,729	201
Regency Centers Corp.	1,403	89
SBA Communications Corp.	943	227
Simon Property Group, Inc.	2,569	383
SL Green Realty Corp.	682	63
UDR, Inc.	2,453	115
Ventas, Inc.	3,121	180
Vornado Realty Trust	1,326	88
Welltower, Inc.	3,397	278
Weyerhaeuser Co.	6,238	188
		6,556

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Utilities (3.3%):
AES Corp.	5,558	$110
Alliant Energy Corp.	2,012	110
Ameren Corp.	2,060	158
American Electric Power Co., Inc.	4,135	391
American Water Works Co., Inc.	1,513	186
Atmos Energy Corp.	999	112
CenterPoint Energy, Inc.	4,205	115
CMS Energy Corp.	2,376	149
Consolidated Edison, Inc.	2,783	252
Dominion Energy, Inc.	6,891	571
DTE Energy Co.	1,608	209
Duke Energy Corp.	6,104	557
Edison International	3,002	226
Entergy Corp.	1,667	200
Evergy, Inc.	1,908	124
Eversource Energy	2,711	231
Exelon Corp.	8,139	371
FirstEnergy Corp.	4,524	220
NextEra Energy, Inc.	4,092	990
NiSource, Inc.	3,127	87
NRG Energy, Inc.	2,106	84
Pinnacle West Capital Corp.	941	85
PPL Corp.	6,053	217
Public Service Enterprise Group, Inc.	4,234	250
Sempra Energy	2,360	357
The Southern Co.	8,780	559
WEC Energy Group, Inc.	2,641	244
Xcel Energy, Inc.	4,390	279
		7,444
Total Common Stocks (Cost $49,260)		224,033
Collateral for Securities Loaned (0.7%)^
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.75% (c)	74,571	75
Fidelity Investments Money Market Government Portfolio, Class I, 1.54% (c)	410,833	411
Fidelity Investments Prime Money Market Portfolio, Class I, 1.75% (c)	12,455	12
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.80% (c)	248,186	248
JPMorgan Prime Money Market Fund, Capital Class, 1.73% (c)	273,024	273
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 1.76% (c)	546,029	546
Total Collateral for Securities Loaned (Cost $1,565)		1,565
Total Investments (Cost $50,825) — 99.9%		225,598
Other assets in excess of liabilities — 0.1%		279
NET ASSETS — 100.00%		$225,877

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on December 31, 2019.

PLC — Public Limited Company

Futures Contracts Purchased
(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures	11	3/20/20	$1,747,692	$1,777,105	$29,413

Total unrealized appreciation	$29,413
Total unrealized depreciation	—
Total net unrealized appreciation(depreciation)	$29,413

See notes to financial statements.

Victory Portfolios Victory Munder Mid-Cap Core Growth Fund	Schedule of Portfolio Investments December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (97.2%)
Communication Services (2.0%):
Live Nation Entertainment, Inc. (a)	297,944	$21,294
Consumer Discretionary (16.0%):
AutoZone, Inc. (a)	16,000	19,061
Chipotle Mexican Grill, Inc. (a)	15,800	13,226
D.R. Horton, Inc.	217,000	11,447
Dollar General Corp.	132,600	20,683
Five Below, Inc. (a)	57,100	7,301
Lithia Motors, Inc.	62,700	9,217
LKQ Corp. (a)	326,200	11,645
Marriott Vacations Worldwide Corp.	113,921	14,669
Newell Brands, Inc.	620,200	11,920
NVR, Inc. (a)	4,700	17,900
Ross Stores, Inc.	135,836	15,814
Thor Industries, Inc. (b)	158,600	11,782
YETI Holdings, Inc. (a) (b)	174,400	6,066
		170,731
Consumer Staples (1.1%):
The Hershey Co.	77,400	11,376
Energy (1.5%):
Cheniere Energy, Inc. (a)	131,265	8,017
Delek US Holdings, Inc. (b)	227,478	7,627
		15,644
Financials (9.3%):
Ally Financial, Inc.	428,600	13,098
Brown & Brown, Inc.	419,500	16,562
MSCI, Inc.	33,500	8,649
Radian Group, Inc.	764,077	19,224
Reinsurance Group of America, Inc.	76,998	12,555
SLM Corp.	1,130,943	10,077
Synchrony Financial	402,000	14,476
Zions Bancorp NA	106,500	5,529
		100,170
Health Care (12.3%):
Agilent Technologies, Inc.	148,293	12,651
Baxter International, Inc.	158,999	13,295
Edwards Lifesciences Corp. (a)	88,800	20,716
Incyte Pharmaceuticals, Inc. (a)	141,800	12,382
Insulet Corp. (a)	45,000	7,704
IQVIA Holdings, Inc. (a)	90,200	13,937
Teleflex, Inc. (b)	36,900	13,891
Veeva Systems, Inc., Class A (a)	90,100	12,673
Zoetis, Inc.	180,430	23,880
		131,129

See notes to financial statements.

Victory Portfolios Victory Munder Mid-Cap Core Growth Fund	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Industrials (14.2%):
AerCap Holdings NV (a) (b)	277,400	$17,052
AMETEK, Inc.	152,118	15,172
AO Smith Corp. (b)	149,829	7,138
Chart Industries, Inc. (a)	118,100	7,971
Copa Holdings SA (b)	105,500	11,402
HEICO Corp.	115,800	13,219
Ingersoll-Rand PLC	170,900	22,716
Kratos Defense & Security Solutions, Inc. (a)	392,400	7,067
L3Harris Technologies, Inc.	128,501	25,426
Old Dominion Freight Line, Inc.	72,600	13,778
Owens Corning, Inc. (b)	170,400	11,096
		152,037
Information Technology (22.5%):
Advanced Micro Devices, Inc. (a)	647,600	29,699
Alteryx, Inc., Class A (a) (b)	46,800	4,683
Amphenol Corp., Class A	140,610	15,218
CDW Corp.	106,759	15,250
EPAM Systems, Inc. (a)	101,000	21,428
Fidelity National Information Services, Inc.	89,344	12,427
Fiserv, Inc. (a)	293,100	33,892
Global Payments, Inc.	100,200	18,293
GoDaddy, Inc., Class A (a)	189,094	12,843
Microchip Technology, Inc. (b)	161,587	16,921
ON Semiconductor Corp. (a)	131,872	3,215
Palo Alto Networks, Inc. (a)	59,276	13,708
Proofpoint, Inc. (a)	24,300	2,789
ServiceNow, Inc. (a)	27,900	7,877
SS&C Technologies Holdings, Inc.	263,279	16,165
SYNNEX Corp.	64,100	8,256
Synopsys, Inc. (a)	55,400	7,712
		240,376
Materials (5.7%):
Ball Corp.	188,559	12,194
CF Industries Holdings, Inc.	136,113	6,498
FMC Corp.	109,232	10,904
Livent Corp. (a)	326,599	2,792
Packaging Corp. of America	48,700	5,454
Vulcan Materials Co.	115,772	16,670
Westlake Chemical Corp.	73,200	5,135
		59,647
Real Estate (8.5%):
CBRE Group, Inc., Class A (a)	305,690	18,736
Cyrusone, Inc.	200,700	13,132
Digital Realty Trust, Inc. (b)	125,746	15,057
SBA Communications Corp.	125,603	30,268
Sun Communities, Inc.	92,716	13,917
		91,110

See notes to financial statements.

Victory Portfolios Victory Munder Mid-Cap Core Growth Fund	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Utilities (4.1%):
Atmos Energy Corp.	101,800	$11,387
CenterPoint Energy, Inc.	330,634	9,016
Sempra Energy	89,039	13,488
Southwest Gas Holdings, Inc.	127,800	9,709
		43,600
Total Common Stocks (Cost $749,882)		1,037,114
Exchange-Traded Funds (3.0%)
SPDR S&P MidCap 400 ETF	83,961	31,517
Total Exchange-Traded Funds (Cost $31,179)		31,517
Collateral for Securities Loaned (5.0%)^
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.75% (c)	2,563,597	2,564
Fidelity Investments Money Market Government Portfolio, Class I, 1.54% (c)	14,122,585	14,123
Fidelity Investments Prime Money Market Portfolio, Class I, 1.75% (c)	428,150	428
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.80% (c)	8,531,441	8,531
JPMorgan Prime Money Market Fund, Capital Class, 1.73% (c)	9,385,246	9,385
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 1.76% (c)	18,769,852	18,770
Total Collateral for Securities Loaned (Cost $53,801)		53,801
Total Investments (Cost $834,862) — 105.2%		1,122,432
Liabilities in excess of other assets — (5.2)%		(55,019)
NET ASSETS — 100.00%		$1,067,413

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on December 31, 2019.

ETF — Exchange-Traded Fund

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios Victory Munder Small Cap Growth Fund	Schedule of Portfolio Investments December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (97.4%)
Biotechnology (15.2%):
Akero Therapeutics, Inc. (a)	1,608	$36
Aprea Therapeutics, Inc. (a)	867	40
ArQule, Inc. (a)	2,402	48
Arrowhead Pharmaceuticals, Inc. (a)	1,813	115
Athenex, Inc. (a) (b)	1,662	25
Aurinia Pharmaceuticals, Inc. (a)	6,904	140
Avrobio, Inc. (a)	2,901	58
Bicycle Therapeutics Ltd., ADR (a) (b)	5,276	50
bluebird bio, Inc. (a)	226	20
Cabaletta Bio, Inc. (a)	2,967	41
Cara Therapeutics, Inc. (a) (b)	1,428	23
Castle Biosciences, Inc. (a)	2,000	69
Cellectis SA, ADR (a)	660	11
Deciphera Pharmaceuticals, Inc. (a)	708	44
Esperion Therapeutics, Inc. (a) (b)	273	16
Gamida Cell Ltd. (a)	1,000	4
Iovance Biotherapeutics, Inc. (a)	2,461	68
Lexicon Pharmaceuticals (a) (b)	1,505	6
LogicBio Therapeutics, Inc., Class B (a)	3,000	22
NextCure, Inc. (a)	2,025	114
Orchard Therapeutics PLC, ADR (a)	6,720	92
Oyster Point Pharma, Inc. (a)	396	10
Portola Pharmaceuticals, Inc. (a)	1,539	37
Principia Biopharma, Inc. (a)	1,464	80
Stemline Therapeutics, Inc. (a)	1,609	17
Stoke Therapeutics, Inc. (a)	2,500	71
Sutro Biopharma Inc. (a)	3,661	40
TCR2 Therapeutics, Inc. (a)	11,000	158
TG Therapeutics, Inc. (a) (b)	2,119	24
UroGen Pharma Ltd. (a) (b)	853	29
Viking Therapeutics, Inc. (a) (b)	5,623	45
Xencor, Inc. (a) (b)	822	28
Zai Lab Ltd., ADR (a)	984	41
		1,622
Communication Services (2.0%):
Liberty Broadband Corp., Class A (a)	959	119
Vonage Holdings Corp. (a)	12,998	96
		215
Consumer Discretionary (12.4%):
Afya Ltd., Class A (a) (b)	3,208	87
Burlington Stores, Inc. (a)	360	82
Cavco Industries, Inc. (a) (b)	330	64
Chewy, Inc. (a) (b)	1,562	45
Dana, Inc.	2,298	42
Five Below, Inc. (a)	396	51
Group 1 Automotive, Inc.	652	65

See notes to financial statements.

Victory Portfolios Victory Munder Small Cap Growth Fund	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Legacy Housing Corp. (a)	5,799	$96
Levi Strauss & Co., Class A	6,726	130
Luckin Coffee, Inc., ADR (a) (b)	10,898	429
Modine Manufacturing Co. (a)	3,014	23
Planet Fitness, Inc., Class A (a)	479	36
Skyline Champion Corp. (a)	4,307	138
Stoneridge, Inc. (a)	1,520	45
		1,333
Consumer Staples (0.9%):
Grocery Outlet Holding Corp. (a) (b)	2,920	95
Energy (2.4%):
Lonestar Resources US, Inc., Class A (a)	14,914	39
Magnolia Oil & Gas Corp. (a) (b)	3,428	43
Parsley Energy, Inc., Class A	4,363	83
Talos Energy, Inc. (a)	3,132	94
		259
Financials (13.2%):
Amerant Bancorp, Inc. (a)	7,129	155
American Business Bank (a)	728	26
Bank OZK, Class A	1,311	40
Coastal Financial Corp. (a)	8,400	138
Colony Bankcorp, Inc.	2,215	37
Crawford & Co., Class A (b)	5,701	65
Customers Bancorp, Inc., Class A (a)	3,942	94
First Western Financial, Inc. (a)	9,051	149
HBT Financial, Inc. (a)	4,966	94
Morningstar, Inc.	668	101
Radian Group, Inc.	4,070	102
Silvercrest Asset Management Group, Inc.	3,935	50
SLM Corp.	5,481	49
South Plains Financial, Inc.	5,120	107
Southwest Georgia Financial Corp.	1,625	57
WTB Financial Corp., Class B	360	138
		1,402
Health Care Equipment & Supplies (8.1%):
ABIOMED, Inc. (a)	205	35
Axogen, Inc. (a)	1,370	25
Brainsway Ltd., ADR (a) (b)	15,000	146
Dexcom, Inc. (a)	459	100
Insulet Corp. (a)	902	154
Merit Medical Systems, Inc. (a)	3,199	100
Neuronetics, Inc. (a)	3,996	18
Nuvectra Corp. (a)	2,334	—	(c)
SI-BONE, Inc. (a)	8,957	193
Silk Road Medical, Inc. (a) (b)	2,110	85
		856
See notes to financial statements.

Victory Portfolios Victory Munder Small Cap Growth Fund	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Health Care Providers & Services (1.6%):
Encompass Health Corp.	778	$54
Guardant Health, Inc. (a)	605	47
RadNet, Inc. (a)	3,159	64
		165
Health Care Technology (0.1%):
Veeva Systems, Inc., Class A (a)	58	8
Industrials (11.1%):
ASGN, Inc. (a)	1,743	124
BWX Technologies, Inc.	1,070	66
Casella Waste Systems, Inc. (a)	2,586	119
Chart Industries, Inc. (a)	1,114	75
Comfort Systems USA, Inc.	1,322	66
Construction Partners, Inc. (a) (b)	5,757	97
Headhunter Group PLC, ADR	3,514	75
Kratos Defense & Security Solutions, Inc. (a)	4,884	88
Marten Transport Ltd.	4,570	98
Mueller Industries, Inc.	1,499	48
Owens Corning, Inc.	1,289	84
Parsons Corp. (a)	3,000	124
PGT Innovations, Inc. (a)	3,825	57
Rexnord Corp. (a)	1,529	50
Tutor Perini Corp. (a) (b)	1,665	21
		1,192
Information Technology (22.8%):
Bill.com Holdings, Inc. (a)	46	2
Cambium Networks Corp. (a)	10,000	87
Cloudflare, Inc., Class A (a) (b)	5,960	102
Datadog, Inc., Class A (a)	1,041	39
DocuSign, Inc., Class A (a)	1,229	91
Dropbox, Inc. (a)	1,247	22
Elastic NV (a)	588	38
EPAM Systems, Inc. (a)	1,043	221
Globant SA (a)	940	100
GoDaddy, Inc., Class A (a)	730	50
Lumentum Holdings, Inc. (a)	792	63
Marvell Technology Group Ltd.	1,167	31
Napco Security Technologies, Inc (a) (b)	5,034	148
New Relic, Inc. (a)	422	28
ON Semiconductor Corp. (a)	5,499	134
PagerDuty, Inc. (a) (b)	2,991	70
Ping Identity Holding Corp. (a) (b)	7,102	173
Pluralsight, Inc. (a)	3,382	58
Powerfleet, Inc. (a)	9,414	61
Proofpoint, Inc. (a)	577	66
QAD, Inc.	3,137	160
RealPage, Inc. (a)	695	37
Sapiens International Corp. NV	1,993	46

See notes to financial statements.

Victory Portfolios Victory Munder Small Cap Growth Fund	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Smartsheet, Inc., Class A (a)	2,908	$131
Sprout Social, Inc. (a)	2,026	33
SS&C Technologies Holdings, Inc.	894	55
WNS Holdings Ltd., ADR (a)	3,344	221
Zendesk, Inc. (a)	591	45
Zix Corp. (a)	14,158	96
		2,408
Life Sciences Tools & Services (0.4%):
10X Genomics, Inc., Class A (a) (b)	24	2
Adaptive Biotechnologies Corp. (a) (b)	1,407	42
		44
Materials (1.9%):
FMC Corp.	875	87
Livent Corp. (a)	818	7
Summit Materials, Inc., Class A (a)	4,441	106
		200
Pharmaceuticals (2.6%):
Collegium Pharmaceutical, Inc. (a)	1,187	24
Cymabay Therapeutics, Inc. (a)	1,278	3
Foamix Pharmaceuticals Ltd. (a)	4,125	14
Fulcrum Therapeutics, Inc. (a)	3,957	66
NGM Biopharmaceuticals, Inc. (a) (b)	1,990	37
Reata Pharmaceuticals, Inc., Class A (a)	645	131
		275
Real Estate (2.7%):
Firstservice Corp.	868	81
Rexford Industrial Realty, Inc.	1,252	57
Sun Communities, Inc.	299	45
UMH Properties, Inc.	6,434	101
		284
Total Common Stocks (Cost $7,709)		10,358
Warrants (0.0%) (d)
Health Care (0.0%): (d)
BioNano Genomics, Inc. (e)	8,136	3
Total Warrant (Cost $—)		3

See notes to financial statements.

Victory Portfolios Victory Munder Small Cap Growth Fund	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned (16.4%)^
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.75% (f)	82,937	$83
Fidelity Investments Money Market Government Portfolio, Class I, 1.54% (f)	456,925	457
Fidelity Investments Prime Money Market Portfolio, Class I, 1.75% (f)	13,853	14
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.80% (f)	276,030	276
JPMorgan Prime Money Market Fund, Capital Class, 1.73% (f)	303,655	304
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 1.76% (f)	607,288	607
Total Collateral for Securities Loaned (Cost $1,741)		1,741
Total Investments (Cost $9,450) — 113.8%		12,102
Liabilities in excess of other assets — (13.8)%		(1,469)
NET ASSETS — 100.00%		$10,633

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rounds to less than $1.

(d)  Amount represents less than 0.05% of net assets.

(e)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of December 31, 2019, illiquid securities were less than 0.05% of the Fund's net assets.

(f)  Rate disclosed is the daily yield on December 31, 2019.

ADR — American Depositary Receipt

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios Victory Trivalent Emerging Markets Small-Cap Fund	Schedule of Portfolio Investments December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (97.5%)
Brazil (8.0%):
Consumer Discretionary (3.0%):
Construtora Tenda SA	23,200	$175
Tupy SA	13,700	86
		261
Energy (0.9%):
Enauta Participacoes SA	19,200	77
Health Care (0.9%):
Notre Dame Intermedica Participacoes SA	4,800	82
Industrials (0.9%):
JSL SA	11,300	76
Utilities (2.3%):
Eneva SA (a)	14,200	154
Omega Geracao SA (a)	5,700	52
		206
		702
Chile (0.9%):
Real Estate (0.5%):
Parque Arauco SA	17,993	44
Utilities (0.4%):
AES Gener SA	162,629	35
		79
China (8.0%):
Consumer Discretionary (0.9%):
Hisense Home Appliances Group Co. Ltd., Class H	37,000	41
Tianneng Power International Ltd.	46,000	35
		76
Consumer Staples (0.5%):
China Modern Dairy Holdings Ltd. (a)	300,000	44
Energy (0.6%):
Hilong Holdings Ltd.	451,000	50
Health Care (1.5%):
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	52,000	63
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H (b)	12,000	68
		131
Industrials (2.2%):
China Lesso Group Holdings Ltd.	60,000	77
Sany Heavy Equipment International Holdings Co. Ltd.	94,000	51
Shenzhen Expressway Co. Ltd., Class H	48,000	69
		197

See notes to financial statements.

Victory Portfolios Victory Trivalent Emerging Markets Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Information Technology (0.6%):
Chinasoft International Ltd.	90,000	$51
Real Estate (1.2%):
China SCE Group Holdings Ltd.	184,000	107
Utilities (0.5%):
China Tian Lun Gas Holdings Ltd.	51,000	46
		702
Cyprus (0.5%):
Financials (0.5%):
TCS Group Holding PLC, GDR	2,051	44
Egypt (1.1%):
Communication Services (0.6%):
Telecom Egypt Co.	82,361	52
Financials (0.5%):
Credit Agricole Egypt SAE	16,468	45
		97
Greece (1.2%):
Industrials (0.5%):
Mytilineos Holdings SA	3,859	42
Utilities (0.7%):
Terna Energy SA	7,774	67
		109
Hong Kong (5.3%):
Communication Services (0.6%):
NetDragon Websoft Holdings Ltd.	23,000	54
Consumer Discretionary (0.4%):
Stella International Holdings Ltd.	21,000	34
Consumer Staples (0.5%):
Vinda International Holdings Ltd.	23,000	42
Financials (0.5%):
Far East Horizon Ltd.	47,000	44
Industrials (0.7%):
Sinotruk Hong Kong Ltd.	28,000	60
Materials (1.0%):
China Resources Cement Holdings Ltd.	70,000	89
Real Estate (0.7%):
China Overseas Grand Oceans Group Ltd.	85,000	59
Utilities (0.9%):
Canvest Environmental Protection Group Co. Ltd.	97,000	45
China Water Affairs Group Ltd. (c)	54,000	40
		85
		467

See notes to financial statements.

Victory Portfolios Victory Trivalent Emerging Markets Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Hungary (0.6%):
Health Care (0.6%):
Richter Gedeon Nyrt	2,520	$55
India (13.4%):
Consumer Discretionary (1.3%):
Crompton Greaves Consumer Electricals Ltd.	11,231	38
Trident Ltd.	819,890	77
		115
Consumer Staples (0.5%):
Kaveri Seed Co. Ltd.	6,209	44
Financials (3.4%):
City Union Bank Ltd.	15,303	50
Federal Bank Ltd.	34,584	43
Multi Commodity Exchange of India Ltd.	2,905	47
Muthoot Finance Ltd.	8,220	88
Power Finance Corp. Ltd. (a)	41,894	69
		297
Health Care (2.2%):
Alembic Pharmaceuticals Ltd.	5,350	43
Granules India Ltd.	44,219	76
Ipca Laboratories Ltd.	4,888	78
		197
Industrials (1.6%):
Engineers India Ltd.	25,770	36
Escorts Ltd.	5,550	49
PNC Infratech Ltd.	21,804	58
		143
Materials (2.7%):
APL Apollo Tubes Ltd.	2,144	57
Birla Corp. Ltd.	8,103	69
Coromandel International Ltd.	6,190	46
HeidelbergCement India Ltd.	28,139	69
		241
Real Estate (0.4%):
Sobha Ltd.	6,399	36
Utilities (1.3%):
CESC Ltd.	4,478	46
Gujarat Gas Ltd.	19,046	64
		110
		1,183
Indonesia (2.0%):
Communication Services (0.6%):
PT Media Nusantara Citra Tbk	447,200	53

See notes to financial statements.

Victory Portfolios Victory Trivalent Emerging Markets Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Consumer Discretionary (0.5%):
PT Mitra Adiperkasa Tbk	595,800	$45
Industrials (0.9%):
PT Wijaya Karya Persero Tbk	569,300	81
		179
Jersey (1.1%):
Information Technology (1.1%):
WNS Holdings Ltd., ADR (a)	1,494	99
Korea, Republic Of (13.8%):
Communication Services (0.6%):
AfreecaTV Co. Ltd.	856	51
Consumer Discretionary (2.0%):
F&F Co. Ltd.	485	47
GS Home Shopping, Inc.	297	38
SL Corp.	2,591	40
Youngone Corp.	1,786	53
		178
Consumer Staples (1.2%):
Maeil Dairies Co. Ltd.	1,462	109
Financials (0.7%):
KIWOOM Securities Co. Ltd.	858	59
Health Care (2.0%):
Korea United Pharmaceuticals, Inc.	3,226	51
Seegene, Inc. (a)	2,644	70
Value Added Technology Co. Ltd.	2,282	57
		178
Industrials (2.4%):
KEPCO Plant Service & Engineering Co. Ltd.	1,478	50
Posco International Corp.	4,446	72
Samsung Engineering Co. Ltd. (a)	5,631	93
		215
Information Technology (3.5%):
Douzone Bizon Co. Ltd.	1,206	84
NHN KCP Corp.	2,450	47
Partron Co. Ltd.	6,015	69
SFA Engineering Corp.	2,738	109
		309
Materials (1.4%):
Korea Petrochemical Ind Co. Ltd.	288	29
Soulbrain Co. Ltd.	1,214	89
		118
		1,217

See notes to financial statements.

Victory Portfolios Victory Trivalent Emerging Markets Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Luxembourg (1.1%):
Communication Services (0.5%):
Play Communications SA (b)	5,137	$48
Materials (0.6%):
Ternium SA, ADR	2,189	48
		96
Malaysia (4.4%):
Communication Services (0.6%):
TIME dotCom BHD	25,300	57
Consumer Discretionary (0.4%):
Padini Holdings BHD	46,300	37
Energy (1.0%):
Serba Dinamik Holdings BHD	160,860	86
Financials (0.6%):
Syarikat Takaful Malaysia Keluarga BHD	41,500	58
Health Care (0.0%): (d)
Supermax Corp. BHD	2,412	1
Information Technology (0.8%):
V.S. Industry Berhad	204,600	67
Materials (0.5%):
Scientex BHD	18,600	43
Real Estate (0.5%):
Eco World Development Group BHD (a)	236,400	43
		392
Mexico (4.6%):
Consumer Staples (0.8%):
La Comer SAB de CV (a)	56,101	69
Financials (1.0%):
Banco del Bajio SA (b)	24,524	41
Credito Real SAB de CV SOFOM ER	39,269	50
		91
Industrials (1.0%):
Grupo Aeroportuario del Centro Norte SAB de CV	12,136	91
Materials (0.6%):
Grupo Cementos de Chihuahua SAB de CV	9,293	50
Real Estate (1.2%):
Concentradora Fibra Danhos SA de CV	42,462	64
Prologis Property Mexico SA de CV	19,726	44
		108
		409

See notes to financial statements.

Victory Portfolios Victory Trivalent Emerging Markets Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Philippines (2.0%):
Consumer Discretionary (0.5%):
Bloomberry Resorts Corp.	198,000	$44
Industrials (0.6%):
Cebu Air, Inc.	28,080	49
Materials (0.4%):
Nickel Asia Corp.	562,000	38
Real Estate (0.5%):
Vista Land & Lifescapes, Inc.	298,700	46
		177
Qatar (0.6%):
Energy (0.6%):
Qatar Gas Transport Co. Ltd.	74,990	49
Russian Federation (0.5%):
Energy (0.5%):
TMK PJSC	49,120	46
Saudi Arabia (0.6%):
Consumer Discretionary (0.6%):
Leejam Sports Co. JSC	2,408	52
South Africa (4.4%):
Consumer Discretionary (0.8%):
Super Group Ltd. (a)	35,289	72
Energy (0.7%):
Exxaro Resources Ltd.	6,428	60
Materials (2.0%):
African Rainbow Minerals Ltd.	8,631	101
Impala Platinum Holdings Ltd. (a)	7,950	81
		182
Real Estate (0.9%):
Resilient REIT Ltd.	15,849	77
		391
Taiwan (18.2%):
Consumer Discretionary (2.5%):
Fulgent Sun International Holding Co. Ltd.	11,000	49
Johnson Health Tech Co. Ltd.	16,000	46
Merida Industry Co. Ltd.	14,000	82
Poya International Co. Ltd.	3,000	42
		219
Financials (0.6%):
King's Town Bank Co. Ltd.	52,000	58
Health Care (0.9%):
Bioteque Corp.	19,000	83

See notes to financial statements.

Victory Portfolios Victory Trivalent Emerging Markets Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Industrials (3.2%):
Chicony Power Technology Co. Ltd.	38,000	$80
Kung Long Batteries Industrial Co. Ltd.	17,000	84
Teco Electric & Machinery Co. Ltd.	72,000	63
Wisdom Marine Lines Co. Ltd.	55,000	54
		281
Information Technology (10.2%):
Accton Technology Corp.	15,000	84
Chipbond Technology Corp.	31,000	70
Elan Microelectronics Corp.	25,200	77
King Yuan Electronics Co. Ltd.	71,000	89
Macronix International Co. Ltd.	40,000	50
Parade Technologies Ltd.	3,000	62
Radiant Opto-Electronics Corp.	21,000	84
Simplo Technology Co. Ltd.	6,000	61
Sinbon Electronics Co. Ltd.	26,000	107
Taiwan Union Technology Corp.	11,000	54
Tripod Technology Corp.	27,000	113
Unimicron Technology Corp.	34,000	48
		899
Real Estate (0.8%):
Chong Hong Construction Co. Ltd.	25,000	68
		1,608
Thailand (2.6%):
Communication Services (0.5%):
Major Cineplex Group PCL	53,700	45
Consumer Discretionary (0.4%):
Somboon Advance Technology PCL	71,300	37
Financials (0.9%):
AEON Thana Sinsap Thailand PCL	5,800	37
Thanachart Capital PCL	25,600	46
		83
Real Estate (0.8%):
Supalai PCL	114,500	68
		233
Turkey (2.6%):
Consumer Staples (0.6%):
Coca-Cola Icecek AS	8,573	56
Industrials (0.6%):
Tekfen Holding AS	16,671	54
Materials (1.4%):
Anadolu Cam Sanayii AS	92,088	68
Soda Sanayii AS	50,092	52
		120
		230
Total Common Stocks (Cost $7,439)		8,616

See notes to financial statements.

Victory Portfolios Victory Trivalent Emerging Markets Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Preferred Stocks (0.7%)
Brazil (0.7%):
Financials (0.7%):
Banco do Estado do Rio Grande do Sul SA, Class B	10,700	$58
Total Preferred Stocks (Cost $51)		58
Exchange-Traded Funds (1.0%)
United States (1.0%):
iShares MSCI Emerging Markets Small-Cap ETF	1,897	86
Total Exchange-Traded Funds (Cost $78)		86
Collateral for Securities Loaned^ (0.4%)
United States (0.4%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.75% (e)	1,830	2
Fidelity Investments Money Market Government Portfolio, Class I, 1.54% (e)	10,080	10
Fidelity Investments Prime Money Market Portfolio, Class I, 1.75% (e)	306	—	(f)
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.80% (e)	6,089	6
JPMorgan Prime Money Market Fund, Capital Class, 1.73% (e)	6,699	7
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 1.76% (e)	13,397	13
Total Collateral for Securities Loaned (Cost $38)		38
Total Investments (Cost $7,606) — 99.6%		8,798
Other assets in excess of liabilities — 0.4%		37
NET ASSETS — 100.00%		$8,835

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2019, the fair value of these securities was $157 (thousands) and amounted to 1.8% of net assets.

(c)  All or a portion of this security is on loan.

(d)  Amount represents less than 0.05% of net assets.

(e)  Rate disclosed is the daily yield on December 31, 2019.

(f)  Rounds to less than $1.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

PCL — Public Company Limited

PLC — Public Limited Company

REIT — Real Estate Investment Trust

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund-Core Equity	Schedule of Portfolio Investments December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (96.3%)
Australia (4.7%):
Consumer Discretionary (0.3%):
Aristocrat Leisure Ltd.	18,933	$447
Energy (1.2%):
Beach Energy Ltd.	512,927	907
Santos Ltd.	132,380	762
		1,669
Financials (1.0%):
Australia & New Zealand Banking Group Ltd.	21,176	365
Macquarie Group Ltd.	9,615	931
		1,296
Industrials (0.3%):
Qantas Airways Ltd.	91,567	456
Materials (1.3%):
Rio Tinto Ltd.	25,393	1,796
Real Estate (0.6%):
Lendlease Group	29,201	361
Mirvac Group	215,117	482
		843
		6,507
Austria (0.6%):
Financials (0.6%):
Erste Group Bank AG	12,248	460
Raiffeisen Bank International AG	16,145	404
		864
Belgium (0.3%):
Financials (0.3%):
KBC Group NV	6,063	457
Brazil (1.6%):
Communication Services (0.4%):
TIM Participacoes SA	138,600	542
Financials (0.9%):
Banco Santander Brasil SA	97,300	1,204
Materials (0.3%):
Vale SA	31,800	423
		2,169
Canada (6.0%):
Consumer Discretionary (0.3%):
BRP, Inc.	11,013	502

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Consumer Staples (0.4%):
Alimentation Couche-Tard, Inc., Class B	16,154	$513
Energy (1.4%):
Encana Corp.	99,857	468
Parex Resources, Inc. (a)	48,890	909
Suncor Energy, Inc.	16,608	544
		1,921
Financials (2.5%):
Bank of Montreal	8,089	627
Canadian Imperial Bank of Commerce	6,709	558
iA Financial Corp., Inc.	12,820	704
National Bank of Canada	14,265	792
Sun Life Financial, Inc.	17,595	803
		3,484
Industrials (0.6%):
Air Canada (a)	21,433	801
Materials (0.8%):
Kirkland Lake Gold Ltd.	15,995	705
Teck Resources Ltd., Class B	23,406	406
		1,111
		8,332
China (7.3%):
Communication Services (2.0%):
HUYA, Inc., ADR (a) (b)	17,846	320
Momo, Inc., ADR (b)	11,944	400
NetEase, Inc., ADR (b)	1,532	470
Tencent Holdings Ltd.	30,900	1,489
		2,679
Consumer Discretionary (2.3%):
Alibaba Group Holding Ltd., ADR (a)	11,407	2,419
ANTA Sports Products Ltd.	77,000	690
		3,109
Financials (1.5%):
Bank of China Ltd.	1,564,275	669
Industrial & Commercial Bank of China Ltd., Class H	1,274,250	983
Ping An Insurance Group Co. of China Ltd. (b)	38,000	450
		2,102
Health Care (0.3%):
Sinopharm Group Co. Ltd., Class H	112,800	412
Materials (0.8%):
Anhui Conch Cement Co. Ltd., Class H	152,500	1,111
Real Estate (0.4%):
Country Garden Holdings Co. Ltd.	370,000	592
		10,005

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Denmark (1.3%):
Consumer Staples (0.5%):
Carlsberg A/S, Class B	4,336	$647
Health Care (0.4%):
Novo Nordisk A/S, Class B	9,360	543
Utilities (0.4%):
Orsted A/S (c)	6,167	638
		1,828
Faroe Islands (0.3%):
Consumer Staples (0.3%):
Bakkafrost P/F	6,153	456
Finland (0.3%):
Industrials (0.3%):
Metso Oyj	8,742	345
France (7.7%):
Communication Services (0.4%):
Vivendi SA	21,139	612
Consumer Discretionary (1.5%):
Kering SA	1,068	704
LVMH Moet Hennessy Louis Vuitton SE	2,993	1,394
		2,098
Consumer Staples (0.7%):
L'Oreal SA	2,182	645
Pernod Ricard SA	2,005	359
		1,004
Energy (0.7%):
Total SA	17,077	947
Financials (0.3%):
AXA SA	13,471	381
Health Care (0.9%):
Korian SA	9,214	434
Sanofi	8,083	812
		1,246
Industrials (1.6%):
Airbus SE	3,462	508
Alstom SA	8,045	382
Teleperformance	3,355	820
Vinci SA	4,027	448
		2,158
Information Technology (0.9%):
Alten SA	3,486	441
Capgemini SE	2,979	364
Ingenico Group SA	4,531	493
		1,298

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Materials (0.4%):
Arkema SA	4,729	$506
Real Estate (0.3%):
Nexity SA	7,950	400
		10,650
Germany (4.1%):
Financials (1.3%):
Allianz SE	3,673	900
Hannover Rueck SE	4,363	841
		1,741
Health Care (0.4%):
Fresenius Medical Care AG & Co. KGaA	6,495	478
Industrials (0.6%):
MTU Aero Engines AG	2,782	793
Information Technology (0.5%):
SAP SE	5,235	704
Materials (0.2%):
HeidelbergCement AG	4,514	328
Real Estate (0.6%):
Alstria Office REIT-AG	20,990	394
Leg Immobilien AG	4,102	485
		879
Utilities (0.5%):
E.ON SE	68,053	727
		5,650
Hong Kong (2.6%):
Communication Services (0.3%):
HKT Trust & HKT Ltd.	250,000	352
Consumer Discretionary (0.3%):
Galaxy Entertainment Group Ltd.	56,000	412
Energy (0.6%):
CNOOC Ltd.	303,000	504
Kunlun Energy Co. Ltd.	406,000	359
		863
Financials (0.4%):
BOC Hong Kong Holdings Ltd.	154,000	535
Industrials (0.6%):
CK Hutchison Holdings Ltd.	81,500	777
Real Estate (0.2%):
CK Asset Holdings Ltd.	44,895	324
Utilities (0.2%):
China Water Affairs Group Ltd.	354,000	265
		3,528

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Hungary (0.5%):
Financials (0.5%):
OTP Bank Nyrt	13,884	$728
India (2.0%):
Energy (0.4%):
Reliance Industries Ltd.	25,884	549
Financials (0.6%):
HDFC Bank Ltd.	27,823	496
Power Finance Corp. Ltd. (a)	191,579	317
		813
Health Care (0.4%):
Ipca Laboratories Ltd.	30,467	485
Information Technology (0.3%):
HCL Technologies Ltd.	59,718	476
Utilities (0.3%):
Power Grid Corp. of India Ltd.	148,229	395
		2,718
Indonesia (0.6%):
Industrials (0.4%):
Wijaya Karya Persero Tbk PT	3,904,000	559
Utilities (0.2%):
Perusahaan Gas Negara Tbk PT	2,041,200	318
		877
Ireland (0.8%):
Health Care (0.8%):
ICON PLC (a)	6,147	1,059
Isle of Man (0.3%):
Consumer Discretionary (0.3%):
GVC Holdings PLC	32,952	386
Italy (1.4%):
Financials (0.3%):
Mediobanca Banca di Credito Finanziario SpA	39,771	438
Utilities (1.1%):
ACEA SpA	23,161	479
Enel SpA	119,982	953
		1,432
		1,870
Japan (16.6%):
Communication Services (1.0%):
KDDI Corp.	21,800	651
Nippon Telegraph & Telephone Corp.	30,200	763
		1,414

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Consumer Discretionary (2.9%):
Bandai Namco Holdings, Inc.	9,100	$554
Sony Corp.	28,400	1,928
Toyota Motor Corp.	21,600	1,522
		4,004
Consumer Staples (0.9%):
Matsumotokiyoshi Holdings Co. Ltd.	12,000	465
Nippon Suisan Kaisha Ltd.	82,100	490
Toyo Suisan Kaisha Ltd.	7,900	335
		1,290
Financials (2.4%):
Mizuho Financial Group, Inc.	236,300	364
ORIX Corp.	55,100	913
Shinsei Bank Ltd.	23,400	357
Sumitomo Mitsui Financial Group, Inc.	14,525	537
Sumitomo Mitsui Trust Holdings, Inc.	9,800	387
Tokio Marine Holdings, Inc.	12,200	683
		3,241
Health Care (1.9%):
Astellas Pharma, Inc.	43,100	736
Hoya Corp.	11,100	1,060
Shionogi & Co. Ltd.	12,300	761
		2,557
Industrials (3.6%):
Central Japan Railway Co.	4,300	865
ITOCHU Corp.	58,900	1,365
Mitsubishi Electric Corp.	34,400	468
Mitsui & Co. Ltd.	35,600	633
Obayashi Corp.	41,600	462
Secom Co. Ltd.	4,200	375
Seibu Holdings, Inc.	21,200	349
Taisei Corp.	9,500	394
		4,911
Information Technology (2.4%):
Advantest Corp.	13,800	778
FUJIFILM Holdings Corp.	9,800	468
Hitachi Ltd.	13,400	566
Murata Manufacturing Co. Ltd.	7,400	456
NTT Data Corp.	32,700	437
Obic Co. Ltd.	4,700	633
		3,338
Materials (0.8%):
Showa Denko KK	9,500	250
Tosoh Corp.	19,400	299
Ube Industries Ltd.	25,300	548
		1,097

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Real Estate (0.4%):
Daiwa House Industry Co. Ltd.	19,300	$598
Utilities (0.3%):
The Kansai Electric Power Co., Inc.	32,700	379
		22,829
Korea, Republic Of (2.5%):
Consumer Discretionary (0.3%):
Hyundai Motor Co.	3,612	376
Consumer Staples (0.3%):
Orion Corp.	4,909	448
Industrials (0.3%):
Samsung Engineering Co. Ltd. (a)	27,418	453
Information Technology (1.4%):
LG Innotek Co. Ltd.	5,987	722
Samsung Electronics Co. Ltd.	24,422	1,177
		1,899
Materials (0.2%):
POSCO	1,598	325
		3,501
Luxembourg (0.4%):
Materials (0.4%):
ArcelorMittal	34,127	601
Malaysia (0.6%):
Financials (0.6%):
RHB Capital Berhad	569,600	805
Mexico (1.0%):
Consumer Discretionary (0.2%):
El Puerto de Liverpool Sab de CV	67,859	337
Consumer Staples (0.4%):
Wal-Mart de Mexico SAB de CV	184,620	529
Industrials (0.4%):
Grupo Aeroportuario del Centro Norte SAB de CV	69,447	521
		1,387
Netherlands (2.0%):
Consumer Staples (0.4%):
Koninklijke Ahold Delhaize NV	23,866	598
Financials (0.6%):
ING Groep NV	33,527	403
NN Group NV	12,998	494
		897
Industrials (0.5%):
AerCap Holdings NV (a) (b)	10,614	653

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Information Technology (0.5%):
NXP Semiconductor NV	5,046	$642
		2,790
Norway (0.5%):
Financials (0.5%):
DNB ASA	36,807	689
Poland (0.4%):
Consumer Staples (0.4%):
Dino Polska SA (a) (c)	15,475	587
Portugal (0.7%):
Communication Services (0.2%):
NOS SGPS SA	56,110	303
Energy (0.5%):
Galp Energia SGPS SA	37,523	630
		933
Russian Federation (1.1%):
Energy (0.7%):
LUKOIL PJSC, ADR	8,980	888
		888
Financials (0.4%):
Sberbank of Russia PJSC	136,120	561
		1,449
Saudi Arabia (0.3%):
Health Care (0.3%):
Mouwasat Medical Services Co.	19,048	447
Singapore (0.7%):
Financials (0.7%):
DBS Group Holdings Ltd.	30,800	594
Singapore Exchange Ltd.	57,900	381
		975
South Africa (0.8%):
Communication Services (0.5%):
Naspers Ltd.	3,741	613
Materials (0.3%):
Kumba Iron Ore Ltd.	15,561	463
		1,076
Spain (1.8%):
Communication Services (0.3%):
Masmovil Ibercom SA (a)	18,172	415
Energy (0.4%):
Repsol SA	31,112	489

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Health Care (0.2%):
Almirall SA	20,423	$336
Industrials (0.6%):
ACS, Actividades de Construccion y Servicios SA	20,892	838
Utilities (0.3%):
Atlantica Yield PLC	16,572	437
		2,515
Sweden (2.0%):
Communication Services (0.3%):
Tele2 AB	25,234	366
Financials (0.3%):
Skandinaviska Enskilda Banken AB, Class A	48,506	456
Industrials (0.7%):
Sandvik AB	25,224	492
Volvo AB, Class B	27,644	463
		955
Materials (0.4%):
Boliden AB	19,231	511
Real Estate (0.3%):
Fastighets AB Balder (a)	9,876	457
		2,745
Switzerland (7.0%):
Consumer Staples (2.3%):
Barry Callebaut AG, Registered Shares	151	333
Coca-Cola HBC AG	11,261	383
Nestle SA, Registered Shares	22,335	2,419
		3,135
Financials (1.2%):
Partners Group Holding AG	459	421
Swiss Life Holding AG	2,597	1,303
		1,724
Health Care (3.1%):
Lonza Group AG, Registered Shares	1,293	471
Novartis AG	17,769	1,683
Roche Holding AG	6,509	2,116
		4,270
Information Technology (0.4%):
Logitech International SA, Class R	12,329	584
		9,713
Taiwan (3.1%):
Financials (0.8%):
Chailease Holding Co. Ltd.	129,630	598
Fubon Financial Holding Co. Ltd.	321,000	497
		1,095

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Information Technology (2.3%):
Accton Technology Corp.	123,000	$690
Radiant Opto-Electronics Corp.	131,000	525
Realtek Semiconductor Corp.	104,000	817
Taiwan Semiconductor Manufacturing Co. Ltd.	104,000	1,151
		3,183
		4,278
Thailand (0.6%):
Communication Services (0.3%):
Advanced Info Service PCL	53,200	378
Consumer Staples (0.3%):
Charoen Pokphand Foods PCL	497,600	456
		834
United Arab Emirates (0.4%):
Financials (0.4%):
Emirates NBD Bank PJSC	161,127	570
United Kingdom (11.4%):
Communication Services (0.5%):
Cineworld Group PLC	122,893	356
Vodafone Group PLC	181,156	352
		708
Consumer Discretionary (1.3%):
Barratt Developments PLC	60,848	603
Fiat Chrysler Automobiles NV	24,962	370
JD Sports Fashion PLC	78,536	872
		1,845
Consumer Staples (2.1%):
British American Tobacco PLC	15,511	659
Diageo PLC	20,044	844
Tate & Lyle PLC	50,504	509
Tesco PLC	272,559	921
		2,933
Energy (1.2%):
BP PLC	196,652	1,237
Cairn Energy PLC (a)	134,790	369
		1,606
Financials (2.3%):
3i Group PLC	90,238	1,313
Barclays PLC	205,815	491
HSBC Holdings PLC	43,145	338
Legal & General Group PLC	147,247	591
Lloyds Banking Group PLC	494,079	409
		3,142

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Health Care (1.5%):
AstraZeneca PLC	6,128	$613
GlaxoSmithKline PLC	34,553	812
Hikma Pharmaceuticals PLC	22,301	588
		2,013
Industrials (1.3%):
Ashtead Group PLC	36,043	1,152
CNH Industrial NV	56,688	623
		1,775
Information Technology (0.3%):
Avast PLC (c)	67,832	407
Materials (0.9%):
Anglo American PLC	42,683	1,228
		15,657
Total Common Stocks (Cost $120,236)		132,810
Preferred Stocks (1.4%)
Brazil (0.4%):
Energy (0.4%):
Petroleo Brasileiro SA	80,000	604
Germany (1.0%):
Consumer Discretionary (1.0%):
Volkswagen AG	6,855	1,349
Total Preferred Stocks (Cost $1,697)		1,953
Rights (0.0%) (d)
Spain (0.0%): (d)
Energy (0.0%): (d)
Repsol SA Expires 1/8/20 @ $0.00 (a)	31,112	15
Total Rights (Cost $14)		15
Exchange-Traded Funds (1.2%)
United States (1.2%):
iShares Core MSCI EAFE ETF	21,172	1,381
iShares Core MSCI Emerging Markets ETF	6,273	336
		1,717
Total Exchange-Traded Funds (Cost $1,697)		1,717
Collateral for Securities Loaned^ (1.6%)
United States (1.6%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.75% (e)	101,456	101
Fidelity Investments Money Market Government Portfolio, Class I, 1.54% (e)	559,401	559
Fidelity Investments Prime Money Market Portfolio, Class I, 1.75% (e)	16,962	17

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.80% (e)	337,997	$338
JPMorgan Prime Money Market Fund, Capital Class, 1.73% (e)	371,823	372
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 1.76% (e)	743,620	744
Total Collateral for Securities Loaned (Cost $2,131)		2,131
Total Investments (Cost $125,775) — 100.5%		138,626
Liabilities in excess of other assets — (0.5)%		(699)
NET ASSETS — 100.00%		$137,927

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2019, the fair value of these securities was $1,632 (thousands) and amounted to 1.2% of net assets.

(d)  Amount represents less than 0.05% of net assets.

(e)  Rate disclosed is the daily yield on December 31, 2019.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

PCL — Public Company Limited

PLC — Public Limited Company

REIT — Real Estate Investment Trust

See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.6%)
Australia (5.4%):
Energy (1.1%):
Beach Energy Ltd.	12,046,227	$21,302
Financials (0.3%):
Magellan Financial Group Ltd.	171,112	6,854
Industrials (0.8%):
Downer EDI Ltd.	1,479,250	8,469
Seven Group Holdings Ltd.	604,479	8,259
		16,728
Information Technology (0.4%):
Appen Ltd.	487,231	7,694
Materials (1.7%):
Mineral Resources Ltd. (a)	989,174	11,469
Northern Star Resources Ltd.	1,089,891	8,587
OZ Minerals Ltd.	1,124,717	8,345
Saracen Mineral Holdings Ltd. (b)	2,378,138	5,514
		33,915
Real Estate (1.1%):
Charter Hall Group	2,800,141	21,804
		108,297
Belgium (0.6%):
Real Estate (0.6%):
Warehouses De Pauw SCA	62,529	11,386
Canada (8.0%):
Communication Services (0.3%):
IMAX Corp. (b)	288,766	5,899
Consumer Discretionary (1.2%):
BRP, Inc.	275,178	12,538
Canada Goose Holdings, Inc. (a) (b)	299,336	10,848
		23,386
Energy (1.1%):
Parex Resources, Inc. (b)	860,728	16,010
Tamarack Valley Energy Ltd. (b)	3,569,385	5,498
		21,508
Financials (0.4%):
Canadian Western Bank (a)	308,057	7,566
Industrials (1.3%):
Finning International, Inc.	403,360	7,860
Stantec, Inc.	308,071	8,708
TFI International, Inc.	309,380	10,429
		26,997

See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Materials (2.4%):
B2Gold Corp.	2,354,001	$9,446
Detour Gold Corp. (b)	646,803	12,523
Kirkland Lake Gold Ltd.	202,760	8,939
Norbord, Inc.	234,031	6,260
Pan American Silver Corp.	439,791	10,419
		47,587
Real Estate (0.8%):
Canadian Apartment Properties REIT	206,445	8,429
Tricon Capital Group, Inc.	1,043,620	8,544
		16,973
Utilities (0.5%):
Northland Power, Inc. (a)	460,017	9,637
		159,553
Denmark (1.8%):
Consumer Staples (0.8%):
Royal Unibrew	187,170	17,147
Health Care (0.5%):
GN Store Nord A/S	194,764	9,163
Industrials (0.5%):
Dfds A/S (a)	198,047	9,669
		35,979
Faroe Islands (0.4%):
Consumer Staples (0.4%):
Bakkafrost P/F	104,438	7,745
Finland (1.9%):
Industrials (1.2%):
Adapteo Oyj (b)	423,252	5,236
Outotec OYJ (b)	1,147,013	7,416
Valmet Oyj	456,329	10,942
		23,594
Information Technology (0.3%):
TietoEVRY Oyj	201,927	6,280
Materials (0.4%):
Kemira Oyj	604,683	8,998
		38,872
France (8.3%):
Communication Services (0.4%):
Television Francaise	880,892	7,342
Consumer Discretionary (0.7%):
Faurecia SE	174,254	9,459
Fnac Darty SA (a) (b)	84,329	5,011
		14,470

See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Financials (0.3%):
SCOR SE	151,497	$6,377
Health Care (0.6%):
Korian SA	245,359	11,565
Industrials (3.3%):
Alstom SA	151,925	7,219
Eiffage SA	173,618	19,917
Nexans SA	195,105	9,546
Teleperformance	123,897	30,268
		66,950
Information Technology (1.6%):
Alten SA	126,802	16,032
SOITEC (b)	86,913	9,175
Worldline SA (b) (c)	108,740	7,708
		32,915
Materials (0.9%):
Arkema SA	164,607	17,599
Real Estate (0.5%):
Nexity SA	185,333	9,314
		166,532
Germany (6.2%):
Communication Services (0.3%):
CTS Eventim AG & Co. KGAA	95,620	5,999
Consumer Discretionary (0.3%):
Hellofresh SE (b)	338,052	7,046
Financials (0.9%):
Aurelius Equity Opportunities Se & Co. KGAA	147,297	6,440
Deutsche Pfandbriefbank AG (c)	719,127	11,711
		18,151
Health Care (1.4%):
Carl Zeiss Meditec AG	168,408	21,408
Gerresheimer AG	95,215	7,363
		28,771
Industrials (1.3%):
Fraport AG Frankfurt Airport Services Worldwide	100,663	8,544
Kion Group AG	142,990	9,832
Rheinmetall AG	60,699	6,960
		25,336
Information Technology (0.6%):
Bechtle AG	79,169	11,053
Real Estate (1.4%):
alstria office REIT-AG	708,249	13,302
TAG Immobilien AG	557,865	13,854
		27,156
		123,512
See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Hong Kong (0.9%):
Consumer Discretionary (0.6%):
Melco International Development Ltd.	4,020,000	$11,294
Utilities (0.3%):
Towngas China Co. Ltd.	8,206,000	5,685
		16,979
Ireland (0.9%):
Consumer Discretionary (0.3%):
Dalata Hotel Group PLC	1,072,801	6,201
Health Care (0.6%):
UDG Healthcare PLC	1,163,815	12,441
		18,642
Isle of Man (0.5%):
Consumer Discretionary (0.5%):
GVC Holdings PLC	833,799	9,775
Israel (0.3%):
Financials (0.3%):
Israel Discount Bank Ltd., Class A	1,307,276	6,074
Italy (3.4%):
Communication Services (0.4%):
Infrastructure Wireless Italiane SpA (c)	785,082	7,683
Energy (0.3%):
Saras SpA	3,330,338	5,359
Financials (0.3%):
Banca Mediolanum SpA	593,829	5,901
Health Care (1.2%):
Amplifon SpA	556,573	16,016
Diasorin SpA	68,138	8,824
		24,840
Materials (0.6%):
Buzzi Unicem SpA	471,278	11,878
Utilities (0.6%):
ACEA SpA	548,747	11,355
		67,016
Japan (22.0%):
Communication Services (0.9%):
Capcom Co. Ltd.	257,900	7,140
Dip Corp.	351,400	10,381
		17,521
Consumer Discretionary (2.9%):
Adastria Co. Ltd.	355,000	8,079
Paltac Corp.	218,100	10,419

See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Resorttrust, Inc.	337,500	$5,722
Starts Corp., Inc.	269,800	6,866
Sushiro Global Holdings Ltd.	134,200	11,559
Tomy Co. Ltd.	559,300	7,247
Toyo Tire Corp.	576,200	8,266
		58,158
Consumer Staples (1.2%):
Fuji Oil Holdings, Inc.	192,700	5,184
Matsumotokiyoshi Holdings Co. Ltd.	227,800	8,821
Nippon Suisan Kaisha Ltd.	1,530,600	9,142
		23,147
Financials (1.3%):
North Pacific Bank Ltd.	2,231,600	4,972
The Shiga Bank Ltd.	344,300	8,745
Zenkoku Hosho Co. Ltd.	313,600	13,318
		27,035
Health Care (1.7%):
Eiken Chemical Co. Ltd.	458,500	8,487
Japan Lifeline Co. Ltd.	394,200	5,365
Sawai Pharmaceutical Co. Ltd.	173,300	10,981
Ship Healthcare Holdings, Inc.	207,100	9,555
		34,388
Industrials (5.6%):
Daihen Corp.	193,400	6,372
Daiseki Co. Ltd.	240,600	6,923
Fuji Corp./Aichi	409,800	7,489
Fullcast Holdings Co. Ltd.	313,400	7,115
Kanamotoc Co. Ltd.	251,600	6,473
Kumagai Gumi Co. Ltd.	240,900	7,328
Maeda Corp. (a)	870,500	8,476
Makino Milling Machine Co. Ltd.	133,900	6,085
Penta-Ocean Construction Co. Ltd.	1,570,200	9,722
Sankyu, Inc.	147,100	7,393
Sanwa Holdings Corp.	777,700	8,716
Seino Holdings Co. Ltd.	592,300	8,003
Takasago Thermal Engineering Co. Ltd.	435,300	7,789
Toda Corp.	919,600	6,071
UT Group Co. Ltd. (a)	252,000	7,511
		111,466
Information Technology (4.3%):
Advantest Corp.	164,200	9,262
Anritsu Corp. (a)	520,400	10,302
Lasertec Corp.	389,600	19,761
Net One Systems Co. Ltd.	752,400	19,213
Taiyo Yuden Co. Ltd.	269,100	8,209
TIS, Inc.	323,400	19,120
		85,867

See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Materials (1.9%):
Denka Co. Ltd.	213,000	$6,333
Rengo Co. Ltd.	782,400	5,961
Sumitomo Bakelite Co. Ltd.	139,100	5,198
Tokai Carbon Co. Ltd. (a)	657,000	6,555
Tokyo Steel Manufacturing Co. Ltd.	995,400	7,194
Yamato Kogyo Co. Ltd.	251,600	6,301
		37,542
Real Estate (2.2%):
Invincible Investment Corp.	20,245	11,540
Kenedix Office Investment Corp.	1,286	9,937
Nippon Accommodations Fund, Inc.	1,826	11,532
Open House Co. Ltd.	381,700	10,915
		43,924
		439,048
Korea, Republic Of (4.2%):
Communication Services (0.4%):
AfreecaTV Co. Ltd.	151,243	9,002
Consumer Discretionary (0.8%):
F&F Co. Ltd.	75,960	7,335
GS Home Shopping, Inc.	38,320	4,929
SL Corp.	268,615	4,213
		16,477
Consumer Staples (0.4%):
Maeil Dairies Co. Ltd.	102,126	7,595
Health Care (0.3%):
Korea United Pharmaceuticals, Inc.	195,339	3,088
Seegene, Inc. (b)	83,748	2,212
		5,300
Industrials (0.4%):
Samsung Engineering Co. Ltd. (b)	471,358	7,791
Information Technology (1.2%):
Douzone Bizon Co. Ltd.	140,246	9,805
Partron Co. Ltd.	519,443	5,920
SFA Engineering Corp.	224,993	8,988
		24,713
Materials (0.7%):
Soulbrain Co. Ltd.	183,608	13,419
		84,297
Luxembourg (0.3%):
Consumer Discretionary (0.3%):
B&M European Value Retail SA	1,148,825	6,233

See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Netherlands (3.3%):
Energy (0.5%):
SBM Offshore NV	514,357	$9,609
Financials (1.2%):
ASR Nederland NV	291,429	10,920
Euronext NV (c)	165,377	13,517
		24,437
Health Care (0.3%):
Argenx SE (b)	41,805	6,723
Industrials (0.6%):
Intertrust NV (c)	329,969	6,416
TKH Group NV	107,102	6,019
		12,435
Information Technology (0.7%):
Asm International NV	120,239	13,571
		66,775
New Zealand (0.4%):
Health Care (0.4%):
Summerset Group Holdings Ltd.	1,454,592	8,715
Singapore (0.5%):
Real Estate (0.5%):
Frasers Logistics & Industrial Trust	11,172,700	10,303
Spain (2.6%):
Communication Services (0.5%):
Masmovil Ibercom SA (b)	456,762	10,438
Financials (0.2%):
Bankinter SA	672,585	4,940
Health Care (0.4%):
Almirall SA	428,672	7,046
Industrials (0.7%):
Applus Services SA	390,748	5,004
Cia de Distribucion Integral Logista Holdings SA	368,161	8,303
		13,307
Real Estate (0.5%):
Merlin Properties Socimi SA	670,563	9,637
Utilities (0.3%):
Atlantica Yield PLC	238,357	6,290
		51,658
Sweden (3.3%):
Communication Services (0.4%):
Stillfront Group AB (b)	190,650	7,495

See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Consumer Discretionary (1.0%):
Dometic Group AB (c)	767,765	$7,746
Evolution Gaming Group AB (c)	413,447	12,482
		20,228
Financials (0.3%):
Resurs Holdings AB (c)	1,066,635	6,853
Industrials (0.9%):
Loomis AB, Class B (a)	241,651	10,020
Peab AB	699,658	6,998
		17,018
Real Estate (0.7%):
Wihlborgs Fastigheter AB	800,624	14,728
		66,322
Switzerland (8.5%):
Consumer Discretionary (0.4%):
Forbo Holding AG	5,113	8,702
Consumer Staples (1.0%):
Barry Callebaut AG, Registered Shares	2,922	6,452
Coca-Cola HBC AG	377,329	12,823
		19,275
Financials (2.7%):
Cembra Money Bank AG	56,651	6,199
Helvetia Holding AG, Registered Shares	43,068	6,085
Julius Baer Group Ltd.	127,859	6,593
Swiss Life Holding AG	46,163	23,163
Vontobel Holding AG	160,548	11,459
		53,499
Health Care (0.6%):
Straumann Holding AG	12,472	12,237
Industrials (2.1%):
Adecco Group AG, Registered Shares	121,755	7,699
Bucher Industries AG	19,870	6,975
Georg Fischer AG	6,298	6,388
Sulzer AG	77,806	8,675
Wizz Air Holdings PLC (b) (c)	236,671	12,232
		41,969
Information Technology (1.1%):
Logitech International SA, Class R	441,909	20,939
Real Estate (0.6%):
Psp Swiss Property AG	92,696	12,802
		169,423

See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
United Kingdom (14.3%):
Communication Services (0.9%):
Auto Trader Group PLC (c)	1,228,409	$9,699
Cineworld Group PLC (a)	3,015,021	8,741
		18,440
Consumer Discretionary (2.4%):
Bellway PLC	140,557	7,093
JD Sports Fashion PLC	2,129,670	23,652
Redrow PLC	956,446	9,439
Trainline PLC (b) (c)	1,146,746	7,766
		47,950
Consumer Staples (1.7%):
Cranswick PLC	164,582	7,387
Nomad Foods Ltd. (b)	335,792	7,512
Stock Spirits Group PLC	2,240,144	6,112
Tate & Lyle PLC	1,286,681	12,962
		33,973
Energy (0.7%):
Cairn Energy PLC (b)	2,953,371	8,079
Flex Lng Ltd. (a)	514,687	5,358
		13,437
Financials (2.0%):
Ashmore Group PLC	1,661,884	11,398
Beazley PLC	808,606	5,949
Intermediate Capital Group PLC	592,897	12,644
Onesavings Bank PLC	1,716,487	9,840
		39,831
Health Care (0.9%):
Clinigen Group PLC	665,221	8,163
Hikma Pharmaceuticals PLC	394,372	10,399
		18,562
Industrials (2.1%):
Aggreko PLC	625,422	6,906
HomeServe PLC	381,204	6,384
Meggitt PLC	1,198,250	10,435
National Express Group PLC	1,706,126	10,632
Vesuvius PLC	1,097,072	7,272
		41,629
Information Technology (1.7%):
Avast PLC (c)	1,353,706	8,134
Aveva Group PLC	105,613	6,514
Computacenter PLC	502,441	11,768
Electrocomponents PLC	898,850	8,083
		34,499

See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Real Estate (1.9%):
Londonmetric Property PLC	2,727,984	$8,545
Safestore Holdings PLC	1,431,575	15,308
The Unite Group PLC	818,157	13,665
		37,518
		285,839
United States (0.6%):
Information Technology (0.6%):
Globant SA (b)	103,931	11,022
Total Common Stocks (Cost $1,530,350)		1,969,997
Exchange-Traded Funds (0.3%)
United States (0.3%):
Vanguard FTSE Developed Markets ETF	145,006	6,389
Total Exchange-Traded Funds (Cost $6,268)		6,389
Collateral for Securities Loaned^ (2.5%)
United States (2.5%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.75% (d)	2,365,326	2,365
Fidelity Investments Money Market Government Portfolio, Class I, 1.54% (d)	13,031,256	13,031
Fidelity Investments Prime Money Market Portfolio, Class I, 1.75% (d)	395,067	395
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.80% (d)	7,872,226	7,872
JPMorgan Prime Money Market Fund, Capital Class, 1.73% (d)	8,660,059	8,660
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 1.76% (d)	17,319,527	17,320
Total Collateral for Securities Loaned (Cost $49,643)		49,643
Total Investments (Cost $1,586,261) — 101.4%		2,026,029
Liabilities in excess of other assets — (1.4)%		(28,800)
NET ASSETS — 100.00%		$1,997,229

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Non-income producing security.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2019, the fair value of these securities was $111,947 (thousands) and amounted to 5.6% of net assets.

(d)  Rate disclosed is the daily yield on December 31, 2019.

ETF — Exchange-Traded Fund

PLC — Public Limited Company

REIT — Real Estate Investment Trust

See notes to financial statements.

Victory Portfolios Victory INCORE Total Return Bond Fund	Schedule of Portfolio Investments December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (2.5%)
Ameriquest Mortgage Securities, Series 2004-R12, Class M1, 2.65%(LIBOR01M+86bps), 1/25/35, Callable 1/25/20 @ 100 (a)	$236	$236
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98%, 1/18/22, Callable 3/15/21 @ 100 (b) (c)	2	2
Home Equity Asset Trust, Series 2005-2, Class M5, 2.89%(LIBOR01M+110bps), 7/25/35, Callable 1/25/20 @ 100 (a)	852	852
Park Place Securities, Inc., Series 2004-WCW2, Class M2, 2.77%(LIBOR01M+98bps), 10/25/34, Callable 1/25/20 @ 100 (a)	97	97
Popular ABS Mortgage Pass-Through Trust, Series 2005-2, Class AV1B, 2.05%(LIBOR01M+26bps), 4/25/35, Callable 1/25/20 @ 100 (a)	26	26
Santander Retail Auto Lease Trust, Series 2018-A, Class B, 3.20%, 4/20/22, Callable 2/20/21 @ 100 (b) (c)	525	529
Total Asset Backed Securities (Cost $1,700)		1,742
Collateralized Mortgage Obligations (2.8%)
Commercial Mortgage Trust, Series 2013-LC6, Class B, 3.74%, 1/10/46 (b)	320	330
GS Mortgage Securities Trust, Series 2012-GC6, Class B, 5.65%, 1/10/45 (b) (c) (d)	500	528
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.74%, 12/15/45	585	597
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A5, 3.24%, 12/15/45	270	275
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.72%, 3/15/47, Callable 3/1/24 @ 100 (d)	208	219
Total Collateralized Mortgage Obligations (Cost $2,001)		1,949
Corporate Bonds (40.7%)
Communication Services (2.1%):
Activision Blizzard, Inc., 2.60%, 6/15/22, Callable 5/15/22 @ 100	110	111
AT&T, Inc. 3.20%, 3/1/22, Callable 2/1/22 @ 100 (b)	158	162
4.25%, 3/1/27, Callable 12/1/26 @ 100 (b)	227	249
5.15%, 11/15/46, Callable 5/15/46 @ 100 (b)	207	247
Comcast Corp., 3.45%, 2/1/50, Callable 8/1/49 @ 100	150	154
Verizon Communications, Inc. 5.15%, 9/15/23 (b) (e)	144	160
3.38%, 2/15/25 (b)	155	164
Vodafone Group PLC, 5.25%, 5/30/48 (e)	193	232
		1,479
Consumer Discretionary (4.3%):
Best Buy Co., Inc., 4.45%, 10/1/28, Callable 7/1/28 @ 100 (b)	196	215
D.R. Horton, Inc., 2.50%, 10/15/24, Callable 9/15/24 @ 100	670	670
General Motors Co., 4.88%, 10/2/23 (b)	231	249
Hasbro, Inc., 6.35%, 3/15/40	160	186
Lear Corp., 5.25%, 5/15/49, Callable 11/15/48 @ 100	158	165
Magna International, Inc., 3.63%, 6/15/24, Callable 3/15/24 @ 100	460	485
NIKE, Inc., 3.88%, 11/1/45, Callable 5/1/45 @ 100 (e)	198	226

See notes to financial statements.

Victory Portfolios Victory INCORE Total Return Bond Fund	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
NVR, Inc., 3.95%, 9/15/22, Callable 6/15/22 @ 100 (b)	$268	$280
Ross Stores, Inc., 3.38%, 9/15/24, Callable 6/15/24 @ 100	160	166
Starbucks Corp., 3.80%, 8/15/25, Callable 6/15/25 @ 100	254	274
		2,916
Consumer Staples (3.1%):
Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100 (b)	268	291
Constellation Brands, Inc., 4.65%, 11/15/28, Callable 8/15/28 @ 100 (b)	166	187
Estee Lauder Cos., Inc., 4.15%, 3/15/47, Callable 9/15/46 @ 100	105	123
Kerry Group Financial Services Unlimited Co., 3.20%, 4/9/23, Callable 1/9/23 @ 100 (c)	300	305
Keurig Dr Pepper, Inc. 4.06%, 5/25/23, Callable 4/25/23 @ 100	340	358
5.09%, 5/25/48, Callable 11/25/47 @ 100 (e)	70	85
Mead Johnson Nutrition Co., 4.60%, 6/1/44, Callable 12/1/43 @ 100 (b)	204	243
Reynolds American, Inc., 6.15%, 9/15/43 (b) (e)	175	203
Suntory Holdings Ltd., 2.25%, 10/16/24, Callable 9/16/24 @ 100 (c)	200	199
Tyson Foods, Inc., 5.10%, 9/28/48, Callable 3/28/48 @ 100	135	170
		2,164
Energy (3.6%):
Canadian Natural Resources Ltd., 2.95%, 1/15/23, Callable 12/15/22 @ 100	140	143
Continental Resources, 4.50%, 4/15/23, Callable 1/15/23 @ 100 (b)	234	245
Ecopetrol SA, 5.88%, 9/18/23 (b)	327	363
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100	248	249
Exxon Mobil Corp., 4.11%, 3/1/46, Callable 9/1/45 @ 100	85	100
Marathon Petroleum Corp., 4.75%, 9/15/44, Callable 3/15/44 @ 100	229	252
Occidental Petroleum Corp., 2.90%, 8/15/24, Callable 7/15/24 @ 100	272	276
Plains All American Pipeline LP/PAA Finance Corp., 2.85%, 1/31/23, Callable 10/31/22 @ 100	245	247
Statoil ASA, 3.95%, 5/15/43	100	111
Valero Energy Corp. 4.00%, 4/1/29, Callable 1/1/29 @ 100 (b)	180	194
10.50%, 3/15/39	195	328
		2,508
Financials (13.5%):
Aflac, Inc. 2.88%, 10/15/26, Callable 7/15/26 @ 100	335	345
4.75%, 1/15/49, Callable 7/15/48 @ 100	35	43
Alleghany Corp., 4.90%, 9/15/44, Callable 3/15/44 @ 100	204	236
Bank of America Corp. 2.33%(LIBOR03M+63bps), 10/1/21, Callable 10/1/20 @ 100 (a) (b)	265	266
2.50%, 10/21/22, Callable 10/21/21 @ 100, MTN	515	520
4.20%, 8/26/24, MTN (b)	212	228
Capital One Financial Corp., 3.30%, 10/30/24, Callable 9/30/24 @ 100 (b)	297	309
Cincinnati Financial Corp., 6.13%, 11/1/34	320	437
Citigroup, Inc. 2.75%, 4/25/22, Callable 3/25/22 @ 100	363	369
3.88%, 3/26/25 (e)	144	152
4.60%, 3/9/26 (b)	76	84

See notes to financial statements.

Victory Portfolios Victory INCORE Total Return Bond Fund	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
4.45%, 9/29/27 (b)	$190	$209
3.88%(LIBOR03M+117bps), 1/24/39, Callable 1/24/38 @ 100 (a)	94	104
Enel Finance International NV, 2.88%, 5/25/22 (c)	415	420
Fifth Third Bancorp, 3.65%, 1/25/24, Callable 12/25/23 @ 100 (b)	346	365
Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100 (e)	290	296
General Motors Financial Co., Inc., 4.15%, 6/19/23, Callable 5/19/23 @ 100	110	116
JPMorgan Chase & Co. 2.95%, 10/1/26, Callable 7/1/26 @ 100	425	438
5.60%, 7/15/41	87	120
Morgan Stanley 2.65%, 1/27/20 (b)	630	631
4.88%, 11/1/22 (b)	303	325
3.13%, 7/27/26, MTN	545	563
Newcrest Finance Pty Ltd., 5.75%, 11/15/41 (c)	155	183
The Goldman Sachs Group, Inc. 2.35%, 11/15/21, Callable 11/15/20 @ 100	265	266
3.50%, 1/23/25, Callable 10/23/24 @ 100	275	289
Truist Financial Corp., 2.75%, 4/1/22, MTN, Callable 3/1/22 @ 100	480	488
Unum Group, 4.00%, 6/15/29, Callable 3/15/29 @ 100	195	206
Wells Fargo & Co. 3.45%, 2/13/23	585	606
4.30%, 7/22/27, MTN	157	172
4.90%, 11/17/45 (b)	155	190
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	250	246
		9,222
Health Care (3.3%):
AbbVie, Inc. 2.30%, 5/14/21, Callable 4/14/21 @ 100 (b)	317	318
3.20%, 11/21/29, Callable 8/21/29 @ 100 (c)	285	291
Amgen, Inc., 6.90%, 6/1/38	125	175
Bristol-Myers Squibb Co., 3.40%, 7/26/29, Callable 4/26/29 @ 100 (c)	455	487
Gilead Sciences, Inc., 4.40%, 12/1/21, Callable 9/1/21 @ 100 (b)	660	688
HCA, Inc., 4.13%, 6/15/29, Callable 3/15/29 @ 100	193	205
Humana, Inc., 2.90%, 12/15/22, Callable 11/15/22 @ 100	135	138
		2,302
Industrials (3.1%):
Canadian National Railway Co., 3.20%, 8/2/46, Callable 2/2/46 @ 100	85	88
Delta Air Lines, Inc., 3.80%, 4/19/23, Callable 3/19/23 @ 100	275	285
Fortive Corp., 3.15%, 6/15/26, Callable 3/15/26 @ 100 (b)	198	203
Hillenbrand, Inc., 4.50%, 9/15/26, Callable 7/15/26 @ 100	420	440
Kansas City Southern, 4.95%, 8/15/45, Callable 2/15/45 @ 100	210	249
Rockwell Automation, Inc. 3.50%, 3/1/29, Callable 12/1/28 @ 100	165	178
6.25%, 12/1/37	155	212
Roper Technologies, Inc., 2.95%, 9/15/29, Callable 6/15/29 @ 100	102	103
Snap-on, Inc., 4.10%, 3/1/48, Callable 9/1/47 @ 100 (e)	115	130
Valmont Industries, Inc., 5.00%, 10/1/44, Callable 4/1/44 @ 100 (b)	279	285
		2,173

See notes to financial statements.

Victory Portfolios Victory INCORE Total Return Bond Fund	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Information Technology (2.5%):
Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	$117	$147
Broadcom Corp., 3.00%, 1/15/22, Callable 12/15/21 @ 100 (b)	160	162
Lam Research Corp., 4.00%, 3/15/29, Callable 12/15/28 @ 100 (b)	177	195
Micron Technology, Inc., 4.19%, 2/15/27, Callable 12/15/26 @ 100	225	241
NetApp, Inc., 3.25%, 12/15/22, Callable 9/15/22 @ 100	150	154
NVIDIA Corp., 2.20%, 9/16/21, Callable 8/16/21 @ 100	165	166
Texas Instruments, Inc., 4.15%, 5/15/48, Callable 11/15/47 @ 100	160	191
Tyco Electronics Group SA, 7.13%, 10/1/37	82	121
VMware, Inc., 2.95%, 8/21/22, Callable 7/21/22 @ 100	360	367
		1,744
Materials (1.3%):
Celanese US Holdings LLC, 4.63%, 11/15/22	210	222
LYB International Finance II BV, 3.50%, 3/2/27, Callable 12/2/26 @ 100 (b)	243	255
Rio Tinto Finance USA Ltd. 3.75%, 6/15/25, Callable 3/15/25 @ 100	190	205
5.20%, 11/2/40	75	98
Southern Copper Corp., 5.25%, 11/8/42 (b)	95	109
		889
Real Estate (1.3%):
Highwoods Realty LP, 3.63%, 1/15/23, Callable 10/15/22 @ 100	166	171
Retail Properties of America, Inc., 4.00%, 3/15/25, Callable 12/15/24 @ 100	339	345
Service Properties Trust, 4.35%, 10/1/24, Callable 9/1/24 @ 100	340	351
		867
Utilities (2.6%):
Arizona Public Service Co., 2.95%, 9/15/27, Callable 6/15/27 @ 100	250	256
Consolidated Edison, Inc., 6.30%, 8/15/37 (e)	250	344
Iberdrola International BV 6.75%, 9/15/33	50	65
6.75%, 7/15/36	110	153
NextEra Energy Capital Holdings, Inc., 2.80%, 1/15/23, Callable 12/15/22 @ 100	310	315
Oklahoma G&E Co., 5.25%, 5/15/41, Callable 11/15/40 @ 100	190	228
Public Service Electric & Gas Co., 3.95%, 5/1/42, MTN, Callable 11/1/41 @ 100 (b)	159	177
Vistra Operations Co. LLC, 3.70%, 1/30/27, Callable 11/30/26 @ 100 (c)	287	285
		1,823
Total Corporate Bonds (Cost $26,927)		28,087
Residential Mortgage Backed Securities (0.4%)
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE16, Class M1, 3.11%(LIBOR01M+132bps), 10/25/32, Callable 1/25/20 @ 100 (a)	110	110
JPMorgan Mortgage Trust, Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 9/25/29 @ 100 (b) (c) (d)	155	158
Total Residential Mortgage Backed Securities (Cost $266)		268

See notes to financial statements.

Victory Portfolios Victory INCORE Total Return Bond Fund	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
U.S. Government Mortgage Backed Agencies (39.3%)
Federal Home Loan Mortgage Corp. 9.00%, 4/1/25 (b)	$16	$18
Series 4139, Class DA, 1.25%, 12/15/27 (b)	872	847
7.50%, 8/1/29 (b)	10	10
Series 4395, Class PA, 2.50%, 4/15/37 (b)	338	340
5.00%, 7/1/39 (b)	674	745
Series 4320, Class AP, 3.50%, 7/15/39 – 3/1/49 (b)	3,135	3,272
Series 3713, Class PA, 2.00%, 2/15/40 – 3/15/40 (b)	1,009	996
Series 4444, Class CH, 3.00%, 1/15/41 – 10/1/46 (b)	1,020	1,045
Series 4049, Class AB, 2.75%, 12/15/41 (b)	162	164
Series 4494, Class JA, 3.75%, 5/15/42 (b)	642	662
4.50%, 7/1/44 – 12/1/45 (b)	1,370	1,493
		9,592
Federal National Mortgage Association 6.00%, 2/1/37 (b)	125	144
Series 2013-33, Class UD, 2.50%, 4/25/39 – 12/25/47 (b)	666	671
Series 2013-137, Class A, 3.50%, 3/25/40 – 12/25/50 (b)	4,013	4,163
Series 2011-21, Class PA, 4.50%, 5/25/40 (b)	693	721
Series 2011-101, Class LA, 3.00%, 10/25/40 – 2/25/49 (b)	4,990	5,108
Series 2013-81, Class KA, 2.75%, 9/25/42 (b)	727	736
Series 2013-44, Class PB, 1.75%, 1/25/43 (b)	162	158
Series 2015-61, Class PV, 3.50%, 5/25/44 (b) (d)	836	880
4.00%, 3/1/47 – 6/1/49 (b)	3,860	4,044
		16,625
Government National Mortgage Association Series 2019-85, Class KG, 3.00%, 6/20/43	547	556
4.50%, 10/20/49	368	387
		943
Total U.S. Government Mortgage Backed Agencies (Cost $26,664)		27,160
U.S. Treasury Obligations (11.9%)
U.S. Treasury Bills, 1.47%, 3/26/20 (f)	3,900	3,886
U.S. Treasury Bonds, 3.00%, 2/15/49	3,750	4,242
U.S. Treasury Notes, 1.25%, 8/31/24	110	108
Total U.S. Treasury Obligations (Cost $7,867)		8,236
Collateral for Securities Loaned (1.9%)^
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.75% (g)	63,828	64
Fidelity Investments Money Market Government Portfolio, Class I, 1.54% (g)	351,647	352
Fidelity Investments Prime Money Market Portfolio, Class I, 1.75% (g)	10,661	11
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.80% (g)	212,431	212
JPMorgan Prime Money Market Fund, Capital Class, 1.73% (g)	233,690	234

See notes to financial statements.

Victory Portfolios Victory INCORE Total Return Bond Fund	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 1.76% (g)	467,365	$467
Total Collateral for Securities Loaned (Cost $1,340)		1,340
Total Investments (Cost $66,765) — 99.5%		68,782
Other assets in excess of liabilities — 0.5%		379
NET ASSETS — 100.00%		$69,161

^  Purchased with cash collateral from securities on loan.

(a)  Variable- or Floating-Rate Security. Rate disclosed is as of December 31, 2019.

(b)  All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2019, the fair value of these securities was $3,387 (thousands) and amounted to 4.9% of net assets.

(d)  The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at December 31, 2019.

(e)  All or a portion of this security is on loan.

(f)  Rate represents the effective yield at December 31, 2019.

(g)  Rate disclosed is the daily yield on December 31, 2019.

bps — Basis points

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of December 31, 2019, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of December 31, 2019, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios Victory INCORE Total Return Bond Fund	Schedule of Portfolio Investments — continued December 31, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Futures Contracts Purchased
(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Future	9	3/20/20	$1,164,266	$1,155,797	$(8,469)
2-Year U.S. Treasury Note Future	10	3/31/20	2,156,814	2,155,000	(1,814)
5-Year U.S. Treasury Note Future	16	3/31/20	1,904,131	1,897,750	(6,381)
					$(16,664)

Total unrealized appreciation	$—
Total unrealized depreciation	(16,664)
Total net unrealized appreciation(depreciation)	$(16,664)

Centrally Cleared

Credit Default Swap Agreements — Sell Protection (a)
(Amounts not in thousands)

Underlying Instruments*	Fixed Deal Received Rate	Maturity Date	Payment Frequency	Implied Credit Spread at December 31, 2019 (b)	Notional Amount (c)	Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX North America High Yield Index; Series 33	5.00%	12/20/24	Quarterly	2.79%	$1,584,000	$152,918	$120,701	$32,217
						$152,918	$120,701	$32,217

*  As of December 31, 2019, the CDX North America High Yield Index (the "Index") included securities which had defaulted and represented 1% of the Index. Reflects the notional amount after the default of securities.

(a)  When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)  Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)  The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the Index.

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities December 31, 2019 (Unaudited)

(Amounts in Thousands, Except Per Share Amounts)

	Victory Integrity Discovery Fund		Victory Integrity Mid-Cap Value Fund		Victory Integrity Small-Cap Value Fund
ASSETS:
Investments, at value (Cost $124,851, $238,457 and $2,133,368)	$142,534	(a)	$265,240	(b)	$2,529,036	(c)
Cash and cash equivalents	3,813		2,787		20,311
Interest and dividends receivable	146		447		3,644
Receivable for capital shares issued	40		238		1,514
Receivable for investments sold	809		—	(d)	18,766
Receivable from Adviser	1		126		—
Prepaid expenses	37		32		104
Total Assets	147,380		268,870		2,573,375
LIABILITIES:
Payables:
Collateral received on loaned securities	15,620		6,788		138,469
Investments purchased	291		483		5,356
Capital shares redeemed	143		110		15,018
Payable to Adviser	—		—		17
Accrued expenses and other payables:
Investment advisory fees	111		165		1,742
Administration fees	6		13		116
Custodian fees	1		1		16
Transfer agent fees	47		11		420
Compliance fees	—	(d)	—	(d)	1
Trustees' fees	38		2		39
12b-1 fees	9		1		21
Other accrued expenses	18		22		139
Total Liabilities	16,284		7,596		161,354
NET ASSETS:
Capital	113,095		236,003		2,048,257
Total distributable earnings/(loss)	18,001		25,271		363,764
Net Assets	$131,096		$261,274		$2,412,021
Net Assets
Class A Shares	$50,279		$9,193		$125,607
Class C Shares	5,486		56		10,027
Class R Shares	3,683		—		9,091
Class R6 Shares	—		237,557		1,250,686
Class Y Shares	71,648		14,468		1,016,610
Total	$131,096		$261,274		$2,412,021
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	1,466		479		3,667
Class C Shares	235		3		342
Class R Shares	115		—		275
Class R6 Shares	—		12,268		35,104
Class Y Shares	1,885		749		28,699
Total	3,701		13,499		68,087
Net asset value, offering (except Class A Shares) and redemption price per share: (e)
Class A Shares	$34.29		$19.19		$34.26
Class C Shares (f)	23.39		19.36		29.34
Class R Shares	32.11		—		33.10
Class R6 Shares	—		19.36		35.63
Class Y Shares	37.99		19.34		35.42
Maximum Sales Charge — Class A Shares	5.75%		5.75%		5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$36.38		$20.36		$36.35

(a)  Includes $15,206 of securities on loan.

(b)  Includes $6,659 of securities on loan.

(c)  Includes $135,387 of securities on loan.

(d)  Rounds to less than $1.

(e)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(f)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities December 31, 2019 (Unaudited)

(Amounts in Thousands, Except Per Share Amounts)

	Victory Integrity Small/Mid-Cap Value Fund		Victory Munder Multi-Cap Fund		Victory S&P 500 Index Fund
ASSETS:
Investments, at value (Cost $134,062, $319,535 and $50,825)	$152,068	(a)	$401,962	(b)	$225,598	(c)
Cash and cash equivalents	537		476		1,627
Deposits with brokers for futures contracts	—		—		142
Interest and dividends receivable	211		157		237
Receivable for capital shares issued	187		106		51
Receivable for investments sold	698		3,305		—
Variation margin receivable on open futures contracts	—		—		5
Receivable from Adviser	33		—		—
Prepaid expenses	21		34		37
Total Assets	153,755		406,040		227,697
LIABILITIES:
Payables:
Collateral received on loaned securities	6,333		3,093		1,565
Investments purchased	376		—		—
Capital shares redeemed	127		233		103
Accrued expenses and other payables:
Investment advisory fees	98		256		38
Administration fees	7		19		11
Custodian fees	1		3		2
Transfer agent fees	4		152		32
Compliance fees	—	(d)	—	(d)	—	(d)
Trustees' fees	—	(d)	213		41
12b-1 fees	—	(d)	43		14
Other accrued expenses	25		42		14
Total Liabilities	6,971		4,054		1,820
NET ASSETS:
Capital	132,459		304,546		46,322
Total distributable earnings/(loss)	14,325		97,440		179,555
Net Assets	$146,784		$401,986		$225,877
Net Assets
Class A Shares	$4,123		$361,047		$169,140
Class C Shares	—		8,379		—
Class R Shares	—		—		14,269
Class R6 Shares	104,445		—		—
Class Y Shares	38,216		32,560		42,468
Total	$146,784		$401,986		$225,877
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	233		8,662		8,197
Class C Shares	—		261		—
Class R Shares	—		—		694
Class R6 Shares	5,825		—		—
Class Y Shares	2,138		713		2,042
Total	8,196		9,636		10,933
Net asset value, offering (except Class A Shares) and redemption price per share: (e)
Class A Shares	$17.72		$41.68		$20.63
Class C Shares (f)	—		32.08		—
Class R Shares	—		—		20.56
Class R6 Shares	17.93		—		—
Class Y Shares	17.88		45.69		20.80
Maximum Sales Charge — Class A Shares	5.75%		5.75%		2.50%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$18.80		$44.22		$21.16

(a)  Includes $6,219 of securities on loan.

(b)  Includes $3,032 of securities on loan.

(c)  Includes $1,535 of securities on loan.

(d)  Rounds to less than $1.

(e)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(f)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities December 31, 2019 (Unaudited)

(Amounts in Thousands, Except Per Share Amounts)

	Victory Munder Mid-Cap Core Growth Fund		Victory Munder Small Cap Growth Fund		Victory Trivalent Emerging Markets Small-Cap Fund
ASSETS:
Investments, at value (Cost $834,862, $9,450 and $7,606)	$1,122,432	(a)	$12,102	(b)	$8,798	(c)
Foreign currency, at value (Cost $—, $— and $3)	—		—		3
Cash and cash equivalents	2,177		275		46
Interest and dividends receivable	899		4		22
Receivable for capital shares issued	1,525		28		—
Receivable for investments sold	—		—		18
Receivable from Adviser	3		3		17
Prepaid expenses	52		2		7
Total Assets	1,127,088		12,414		8,911
LIABILITIES:
Payables:
Collateral received on loaned securities	53,801		1,741		38
Capital shares redeemed	4,362		23		—	(d)
Accrued foreign capital gains taxes	—		—		—	(d)
Accrued expenses and other payables:
Investment advisory fees	674		7		8
Administration fees	49		—	(d)	—	(d)
Custodian fees	12		—		2
Transfer agent fees	520		—	(d)	3
Accounting Fees	2		—	(d)	5
Audit Fees	18		4		10
Compliance fees	—	(d)	—	(d)	—	(d)
Trustees' fees	44		—	(d)	—	(d)
12b-1 fees	39		—	(d)	—	(d)
Other accrued expenses	154		6		10
Total Liabilities	59,675		1,781		76
NET ASSETS:
Capital	752,876		7,953		8,997
Total distributable earnings/(loss)	314,537		2,680		(162)
Net Assets	$1,067,413		$10,633		$8,835
Net Assets
Class A Shares	$243,163		$289		$946
Class C Shares	20,643		—		—
Class I Shares	—		10,257		—
Class R Shares	16,055		—		—
Class R6 Shares	174,873		—		—
Class Y Shares	612,679		87		7,889
Total	$1,067,413		$10,633		$8,835
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	17,298		20		79
Class C Shares	3,069		—		—
Class I Shares	—		717		—
Class R Shares	1,320		—		—
Class R6 Shares	10,120		—		—
Class Y Shares	36,924		6		659
Total	68,731		743		738
Net asset value, offering (except Class A Shares) and redemption price per share: (e)
Class A Shares	$14.06		$14.10		$11.96
Class C Shares (f)	6.73		—		—
Class I Shares	—		14.31		—
Class R Shares	12.16		—		—
Class R6 Shares	17.28		—		—
Class Y Shares	16.59		14.17		11.97
Maximum Sales Charge — Class A Shares	5.75%		5.75%		5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$14.92		$14.96		$12.69

(a)  Includes $52,696 of securities on loan.

(b)  Includes $1,702 of securities on loan.

(c)  Includes $36 of securities on loan.

(d)  Rounds to less than $1.

(e)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(f)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities December 31, 2019 (Unaudited)

(Amounts in Thousands, Except Per Share Amounts)

	Victory Trivalent International Fund-Core Equity		Victory Trivalent International Small-Cap Fund		Victory INCORE Total Return Bond Fund
ASSETS:
Investments, at value (Cost $125,775, $1,586,261 and $66,765)	$138,626	(a)	$2,026,029	(b)	$68,782	(c)
Foreign currency, at value (Cost $1, $— and $—)	1		—		—
Cash and cash equivalents	661		17,939		1,256
Deposits with brokers for futures contracts	—		—		237
Deposits with brokers for swap agreements	—		—		473
Unrealized appreciation on foreign currency spot contracts	—		—	(d)	—
Interest and dividends receivable	186		3,194		387
Receivable for capital shares issued	425		6,379		1
Receivable for investments sold	152		1,165		—
Variation margin receivable on open futures contracts	—		—		—	(d)
Reclaims receivable	45		1,610		—
Receivable from Adviser	113		517		9
Prepaid expenses	61		98		37
Total Assets	140,270		2,056,931		71,182
LIABILITIES:
Payables:
Collateral received on loaned securities	2,131		49,643		1,340
Investments purchased	—		4,006		560
Capital shares redeemed	1		3,880		—	(d)
Variation margin on open futures contracts	—		—		1
Variation margin on open swap agreements	—		—		1
Accrued foreign capital gains taxes	27		—		—
Accrued expenses and other payables:
Investment advisory fees	91		1,539		23
Administration fees	7		95		3
Custodian fees	3		46		2
Transfer agent fees	4		366		11
Compliance fees	—	(d)	1		—	(d)
Trustees' fees	59		20		67
12b-1 fees	1		15		2
Other accrued expenses	19		91		11
Total Liabilities	2,343		59,702		2,021
NET ASSETS:
Capital	128,715		1,670,524		73,148
Total distributable earnings/(loss)	9,212		326,705		(3,987)
Net Assets	$137,927		$1,997,229		$69,161
Net Assets
Class A Shares	$5,579		$118,535		$11,813
Class C Shares	340		5,305		662
Class I Shares	3,118		1,087,113		—
Class R6 Shares	120,346		52,954		25,336
Class Y Shares	8,544		733,322		31,350
Total	$137,927		$1,997,229		$69,161
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	760		8,405		1,236
Class C Shares	46		384		69
Class I Shares	423		76,612		—
Class R6 Shares	16,252		3,713		2,646
Class Y Shares	1,167		51,877		3,274
Total	18,648		140,991		7,225
Net asset value, offering (except Class A Shares) and redemption price per share: (e)
Class A Shares	$7.34		$14.10		$9.55
Class C Shares (f)	7.33		13.80		9.63
Class I Shares	7.37		14.19		—
Class R6 Shares	7.41		14.26		9.58
Class Y Shares	7.32		14.14		9.57
Maximum Sales Charge — Class A Shares	5.75%		5.75%		2.00%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$7.79		$14.96		$9.74

(a)  Includes $1,694 of securities on loan.

(b)  Includes $47,598 of securities on loan.

(c)  Includes $1,294 of securities on loan.

(d)  Rounds to less than $1.

(e)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(f)  Redemption price per share varies by the length of time shares are held.
See notes to financial statements.

Victory Portfolios	Statements of Operations For the Six Months Ended December 31, 2019 (Unaudited)

(Amounts in Thousands)

	Victory Integrity Discovery Fund		Victory Integrity Mid-Cap Value Fund		Victory Integrity Small-Cap Value Fund
Investment Income:
Dividends	$996		$2,020		$19,495
Interest	38		29		356
Securities lending (net of fees)	9		1		426
Total Income	1,043		2,050		20,277
Expenses:
Investment advisory fees	645		715		9,918
Administration fees	38		56		684
12b-1 fees — Class A Shares	62		10		168
12b-1 fees — Class C Shares	29		—	(a)	51
12b-1 fees — Class R Shares	8		—		24
Custodian fees	3		3		49
Transfer agent fees — Class A Shares	43		6		198
Transfer agent fees — Class C Shares	3		—	(a)	8
Transfer agent fees — Class R Shares	6		—		18
Transfer agent fees — Class R6 Shares	—		1		45
Transfer agent fees — Class Y Shares	66		24		704
Trustees' fees	5		6		96
Compliance fees	—	(a)	1		8
Legal and audit fees	8		8		65
State registration and filing fees	26		29		84
Other expenses	23		28		178
Total Expenses	965		887		12,298
Expenses waived/reimbursed by Adviser	(4)		(283)		(14)
Net Expenses	961		604		12,284
Net Investment Income (Loss)	82		1,446		7,993
Realized/Unrealized Gains (Losses) from Investments :
Net realized gains (losses) from investment securities	1,500		(529)		(26,331)
Net change in unrealized appreciation/depreciation on investment securities	9,270		19,518		167,514
Net realized/unrealized gains (losses) on investments	10,770		18,989		141,183
Change in net assets resulting from operations	$10,852		$20,435		$149,176

(a)  Rounds to less than $1.

See notes to financial statements.

Victory Portfolios	Statements of Operations For the Six Months Ended December 31, 2019 (Unaudited)

(Amounts in Thousands)

	Victory Integrity Small/Mid-Cap Value Fund		Victory Munder Multi-Cap Fund	Victory S&P 500 Index Fund
Investment Income:
Dividends	$1,304		$2,747	$2,245
Interest	20		36	13
Securities lending (net of fees)	10		4	2
Total Income	1,334		2,787	2,260
Expenses:
Investment advisory fees	552		1,465	226
Administration fees	41		115	67
12b-1 fees — Class A Shares	5		437	126
12b-1 fees — Class C Shares	—		49	—
12b-1 fees — Class R Shares	—		—	37
Custodian fees	3		9	5
Transfer agent fees — Class A Shares	4		407	60
Transfer agent fees — Class C Shares	—		10	—
Transfer agent fees — Class R Shares	—		—	4
Transfer agent fees — Class R6 Shares	—	(a)	—	—
Transfer agent fees — Class Y Shares	6		17	19
Trustees' fees	6		10	9
Compliance fees	—	(a)	1	1
Legal and audit fees	8		15	11
State registration and filing fees	25		26	22
Other expenses	33		58	32
Total Expenses	683		2,619	619
Expenses waived/reimbursed by Adviser	(97)		—	—
Net Expenses	586		2,619	619
Net Investment Income (Loss)	748		168	1,641
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	(1,684)		15,303	23,274
Net realized gains (losses) from futures contracts	—		—	132
Net change in unrealized appreciation/depreciation on investment securities	10,453		23,733	(2,932)
Net change in unrealized appreciation/depreciation on futures contracts	—		—	—	(a)
Net realized/unrealized gains (losses) on investments	8,769		39,036	20,474
Change in net assets resulting from operations	$9,517		$39,204	$22,115

(a)  Rounds to less than $1.

See notes to financial statements.

Victory Portfolios	Statements of Operations For the Six Months Ended December 31, 2019 (Unaudited)

(Amounts in Thousands)

	Victory Munder Mid-Cap Core Growth Fund	Victory Munder Small Cap Growth Fund		Victory Trivalent Emerging Markets Small-Cap Fund
Investment Income:
Dividends	$5,599	$17		$162
Interest	75	1		1
Securities lending (net of fees)	140	28		1
Foreign tax withholding	—	—		(23)
Total Income	5,814	46		141
Expenses:
Investment advisory fees	4,588	41		47
Administration fees	362	3		3
12b-1 fees — Class A Shares	344	—	(a)	1
12b-1 fees — Class C Shares	124	—		—
12b-1 fees — Class R Shares	43	—		—
Custodian fees	29	1		15
Transfer agent fees — Class A Shares	261	—	(a)	1
Transfer agent fees — Class C Shares	15	—		—
Transfer agent fees — Class I Shares	—	—	(a)	—
Transfer agent fees — Class R Shares	24	—		—
Transfer agent fees — Class R6 Shares	2	—		—
Transfer agent fees — Class Y Shares	795	—	(a)	6
Trustees' fees	55	1		— (a)
Compliance fees	5	—	(a)	— (a)
Accounting Fees	1	—	(a)	8
Sub-Administration Fees	8	8		8
Legal and audit fees	39	4		16
State registration and filing fees	61	4		3
Interfund lending fees	— (a)	—		—
Other expenses	118	3		7
Total Expenses	6,874	65		115
Expenses waived/reimbursed by Adviser	(9)	(10)		(51)
Net Expenses	6,865	55		64
Net Investment Income (Loss)	(1,051)	(9)		77
Realized/Unrealized Gains (Losses) from Investments :
Net realized gains (losses) from investment securities and foreign currency translations	175,907	447		(445)
Foreign taxes on realized gains	—	—	(a)	—
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	(131,784)	824		566
Net change in accrued foreign taxes on unrealized gains	—	—		1
Net realized/unrealized gains (losses) on investments	44,123	1,271		122
Change in net assets resulting from operations	$43,072	$1,262		$199

(a)  Rounds to less than $1.

See notes to financial statements.

Victory Portfolios	Statements of Operations For the Six Months Ended December 31, 2019 (Unaudited)

(Amounts in Thousands)

	Victory Trivalent International Fund-Core Equity		Victory Trivalent International Small-Cap Fund	Victory INCORE Total Return Bond Fund
Investment Income:
Cash Dividends	$792		$15,393	$—
Non-cash dividends	46		—	—
Interest	10		144	1,025
Securities lending (net of fees)	1		171	—	(a)
Foreign tax withholding	(74)		(1,793)	—
Total Income	775		13,915	1,025
Expenses:
Investment advisory fees	310		8,623	139
Administration fees	23		550	21
12b-1 fees — Class A Shares	7		151	15
12b-1 fees — Class C Shares	2		25	3
Custodian fees	41		137	5
Transfer agent fees — Class A Shares	6		201	12
Transfer agent fees — Class C Shares	—	(a)	3	1
Transfer agent fees — Class I Shares	—	(a)	570	—
Transfer agent fees — Class R6 Shares	—	(a)	1	—	(a)
Transfer agent fees — Class Y Shares	2		449	6
Trustees' fees	1		75	1
Compliance fees	—	(a)	7	—	(a)
Legal and audit fees	9		59	7
State registration and filing fees	33		62	27
Other expenses	23		152	18
Total Expenses	457		11,065	255
Expenses waived/reimbursed by Adviser	(224)		(1,438)	(31)
Net Expenses	233		9,627	224
Net Investment Income (Loss)	542		4,288	801
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	379		(1,290)	114
Net realized gains (losses) from futures contracts	—		—	136
Net realized gains (losses) from swap agreements	—		—	158
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	11,017		181,479	644
Net change in unrealized appreciation/depreciation on futures contracts	—		—	(136)
Net change in unrealized appreciation/depreciation on swap agreements	—		—	(51)
Net change in accrued foreign taxes on unrealized gains	(27)		—	—
Net realized/unrealized gains (losses) on investments	11,369		180,189	865
Change in net assets resulting from operations	$11,911		$184,477	$1,666

(a)  Rounds to less than $1.

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Victory Integrity Discovery Fund		Victory Integrity Mid-Cap Value Fund (a)		Victory Integrity Small-Cap Value Fund
	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019
From Investment Activities:
Operations:
Net investment income (loss)	$82	$(330)	$1,446	$1,103	$7,993	$13,966
Net realized gains (losses) from investments	1,500	8,051	(529)	381	(26,331)	93,034
Net change in unrealized appreciation (depreciation) on investments	9,270	(26,515)	19,518	53	167,514	(275,994)
Change in net assets resulting from operations	10,852	(18,794)	20,435	1,537	149,176	(168,994)
Distributions to Shareholders:
Class A Shares	(1,198)	(7,176)	(46)	(344)	(569)	(19,964)
Class C Shares	(191)	(1,331)	— (b)	—	(49)	(1,740)
Class R Shares	(98)	(416)	—	—	(43)	(1,388)
Class R6 Shares	—	—	(1,710)	(3,355)	(9,755)	(132,215)
Class Y Shares	(1,529)	(7,675)	(108)	(1,186)	(6,764)	(119,134)
Change in net assets resulting from distributions to shareholders	(3,016)	(16,598)	(1,864)	(4,885)	(17,180)	(274,441)
Change in net assets resulting from capital transactions	(9,082)	8,479	157,418	17,762	(43,551)	106,806
Change in net assets	(1,246)	(26,913)	175,989	14,414	88,445	(336,629)
Net Assets:
Beginning of period	132,342	159,255	85,285	70,871	2,323,576	2,660,205
End of period	$131,096	$132,342	$261,274	$85,285	$2,412,021	$2,323,576

(a)  Class C shares commenced operations on November 4, 2019.

(b)  Rounds to less than $1.

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Victory Integrity Discovery Fund		Victory Integrity Mid-Cap Value Fund (a)		Victory Integrity Small-Cap Value Fund
	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019
Capital Transactions:
Class A Shares
Proceeds from shares issued	$1,573	$5,964	$1,612	$4,527	$10,429	$34,166
Distributions reinvested	1,058	6,337	44	341	495	15,897
Cost of shares redeemed	(6,253)	(13,955)	(631)	(1,512)	(33,079)	(96,628)
Total Class A Shares	$(3,622)	$(1,654)	$1,025	$3,356	$(22,155)	$(46,565)
Class C Shares
Proceeds from shares issued	$83	$1,696	$54	$—	$317	$999
Distributions reinvested	168	1,211	— (b)	—	47	1,688
Cost of shares redeemed	(1,629)	(3,611)	—	—	(1,921)	(5,266)
Total Class C Shares	$(1,378)	$(704)	$54	$—	$(1,557)	$(2,579)
Class R Shares
Proceeds from shares issued	$1,140	$757	$—	$—	$825	$3,717
Distributions reinvested	85	319	—	—	35	1,050
Cost of shares redeemed	(760)	(631)	—	—	(2,744)	(6,857)
Total Class R Shares	$465	$445	$—	$—	$(1,884)	$(2,090)
Class R6 Shares
Proceeds from shares issued	$—	$—	$176,053	$61,340	$131,843	$642,491
Distributions reinvested	—	—	1,707	3,354	9,428	131,665
Cost of shares redeemed	—	—	(13,053)	(11,093)	(138,794)	(297,839)
Total Class R6 Shares	$—	$—	$164,707	$53,601	$2,477	$476,317
Class Y Shares
Proceeds from shares issued	$10,779	$38,967	$2,097	$11,068	$91,823	$396,927
Distributions reinvested	1,407	6,287	107	1,151	6,413	107,455
Cost of shares redeemed	(16,733)	(34,862)	(10,572)	(51,414)	(118,668)	(822,659)
Total Class Y Shares	$(4,547)	$10,392	$(8,368)	$(39,195)	$(20,432)	$(318,277)
Change in net assets resulting from capital transactions	$(9,082)	$8,479	$157,418	$17,762	$(43,551)	$106,806

(a)  Class C shares commenced operations on November 4, 2019.

(b)  Rounds to less than $1.

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Victory Integrity Discovery Fund		Victory Integrity Mid-Cap Value Fund (a)		Victory Integrity Small-Cap Value Fund
	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019
Share Transactions:
Class A Shares
Issued	48	164	88	266	326	1,018
Reinvested	31	220	2	22	14	564
Redeemed	(192)	(392)	(35)	(86)	(1,011)	(2,780)
Total Class A Shares	(113)	(8)	55	202	(671)	(1,198)
Class C Shares
Issued	4	71	3	—	11	31
Reinvested	7	60	— (b)	—	2	69
Redeemed	(73)	(145)	—	—	(69)	(175)
Total Class C Shares	(62)	(14)	3	—	(56)	(75)
Class R Shares
Issued	37	22	—	—	26	115
Reinvested	3	12	—	—	1	38
Redeemed	(25)	(19)	—	—	(86)	(202)
Total Class R Shares	15	15	—	—	(59)	(49)
Class R6 Shares
Issued	—	—	9,759	3,175	3,945	16,509
Reinvested	—	—	88	216	265	4,473
Redeemed	—	—	(699)	(622)	(4,116)	(8,587)
Total Class R6 Shares	—	—	9,148	2,769	94	12,395
Class Y Shares
Issued	304	1,053	115	623	2,759	11,317
Reinvested	37	198	6	74	182	3,678
Redeemed	(467)	(920)	(564)	(2,599)	(3,553)	(21,266)
Total Class Y Shares	(126)	331	(443)	(1,902)	(612)	(6,271)
Change in Shares	(286)	324	8,763	1,069	(1,304)	4,802

(a)  Class C shares commenced operations on November 4, 2019.

(b)  Rounds to less than 1.

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Victory Integrity Small/ Mid-Cap Value Fund		Victory Munder Multi-Cap Fund		Victory S&P 500 Index Fund
	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019
From Investment Activities:
Operations:
Net investment income (loss)	$748	$1,287	$168	$1,013	$1,641	$3,317
Net realized gains (losses) from investments	(1,684)	(615)	15,303	9,639	23,406	13,230
Net change in unrealized appreciation (depreciation) on investments	10,453	(2,393)	23,733	(1,122)	(2,932)	4,953
Change in net assets resulting from operations	9,517	(1,721)	39,204	9,530	22,115	21,500
Distributions to Shareholders:
Class A Shares	(22)	(133)	(9,781)	(51,484)	(19,455)	(18,352)
Class C Shares	—	—	(265)	(2,164)	—	—
Class R Shares	—	—	—	(42)	(1,652)	(1,523)
Class R6 Shares	(815)	(3,648)	—	—	—	—
Class Y Shares	(283)	(1,460)	(917)	(4,322)	(4,854)	(3,239)
Change in net assets resulting from distributions to shareholders	(1,120)	(5,241)	(10,963)	(58,012)	(25,961)	(23,114)
Change in net assets resulting from capital transactions	3,548	21,860	(13,267)	8,923	(4,928)	6,751
Change in net assets	11,945	14,898	14,974	(39,559)	(8,774)	5,137
Net Assets:
Beginning of period	134,839	119,941	387,012	426,571	234,651	229,514
End of period	$146,784	$134,839	$401,986	$387,012	$225,877	$234,651

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Victory Integrity Small/ Mid-Cap Value Fund		Victory Munder Multi-Cap Fund		Victory S&P 500 Index Fund
	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019
Capital Transactions:
Class A Shares
Proceeds from shares issued	$671	$1,941	$5,453	$16,228	$6,212	$18,921
Distributions reinvested	22	133	8,468	43,987	16,971	16,274
Cost of shares redeemed	(431)	(1,278)	(24,308)	(45,595)	(39,630)	(38,679)
Total Class A Shares	$262	$796	$(10,387)	$14,620	$(16,447)	$(3,484)
Class C Shares
Proceeds from shares issued	$—	$—	$249	$827	$—	$—
Distributions reinvested	—	—	234	1,880	—	—
Cost of shares redeemed	—	—	(2,805)	(9,030)	—	—
Total Class C Shares	$—	$—	$(2,322)	$(6,323)	$—	$—
Class R Shares
Proceeds from shares issued	$—	$—	$—	$121	$2,030	$2,718
Distributions reinvested	—	—	—	41	1,652	1,523
Cost of shares redeemed	—	—	—	(536)	(3,725)	(6,607)
Total Class R Shares	$—	$—	$—	$(374)	$(43)	$(2,366)
Class R6 Shares
Proceeds from shares issued	$12,168	$87,432	$—	$—	$—	$—
Distributions reinvested	813	3,640	—	—	—	—
Cost of shares redeemed	(9,754)	(13,808)	—	—	—	—
Total Class R6 Shares	$3,227	$77,264	$—	$—	$—	$—
Class Y Shares
Proceeds from shares issued	$1,903	$15,525	$2,280	$5,746	$28,476	$18,127
Distributions reinvested	268	1,442	645	2,912	4,592	3,035
Cost of shares redeemed	(2,112)	(73,167)	(3,483)	(7,658)	(21,506)	(8,561)
Total Class Y Shares	$59	$(56,200)	$(558)	$1,000	$11,562	$12,601
Change in net assets resulting from capital transactions	$3,548	$21,860	$(13,267)	$8,923	$(4,928)	$6,751

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Victory Integrity Small/ Mid-Cap Value Fund		Victory Munder Multi-Cap Fund		Victory S&P 500 Index Fund
	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019
Share Transactions:
Class A Shares
Issued	41	119	133	420	295	922
Reinvested	1	9	204	1,330	828	885
Redeemed	(26)	(80)	(609)	(1,134)	(1,848)	(1,833)
Total Class A Shares	16	48	(272)	616	(725)	(26)
Class C Shares
Issued	—	—	8	29	—	—
Reinvested	—	—	7	73	—	—
Redeemed	—	—	(88)	(267)	—	—
Total Class C Shares	—	—	(73)	(165)	—	—
Class R Shares
Issued	—	—	—	3	95	130
Reinvested	—	—	—	1	81	84
Redeemed	—	—	—	(14)	(172)	(318)
Total Class R Shares	—	—	—	(10)	4	(104)
Class R6 Shares
Issued	720	4,833	—	—	—	—
Reinvested	46	251	—	—	—	—
Redeemed	(576)	(837)	—	—	—	—
Total Class R6 Shares	190	4,247	—	—	—	—
Class Y Shares
Issued	115	876	52	130	1,315	841
Reinvested	15	100	14	81	222	165
Redeemed	(123)	(3,980)	(79)	(178)	(1,010)	(411)
Total Class Y Shares	7	(3,004)	(13)	33	527	595
Change in Shares	213	1,291	(358)	474	(194)	465

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Victory Munder Mid-Cap Core Growth Fund		Victory Munder Small Cap Growth Fund		Victory Trivalent Emerging Markets Small-Cap Fund
	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019
From Investment Activities:
Operations:
Net investment income (loss)	$(1,051)	$(5,485)	$(9)	$(60)	$77	$134
Net realized gains (losses) from investments	175,907	814,693	447	750	(445)	(914)
Net change in unrealized appreciation (depreciation) on investments	(131,784)	(788,921)	824	27	566	264
Change in net assets resulting from operations	43,072	20,287	1,262	717	199	(516)
Distributions to Shareholders:
Class A Shares	(104,197)	(122,371)	(18)	(19)	(7)	(88)
Class C Shares	(13,317)	(15,428)	—	—	—	—
Class I Shares	—	—	(702)	(836)	—	—
Class R Shares	(7,152)	(7,032)	—	—	—	—
Class R6 Shares	(63,127)	(237,841)	—	—	—	—
Class Y Shares	(244,448)	(392,568)	(6)	(7)	(73)	(593)
Change in net assets resulting from distributions to shareholders	(432,241)	(775,240)	(726)	(862)	(80)	(681)
Change in net assets resulting from capital transactions	(2,011)	(1,366,402)	797	1,683	(194)	1,083
Change in net assets	(391,180)	(2,121,355)	1,333	1,538	(75)	(114)
Net Assets:
Beginning of period	1,458,593	3,579,948	9,300	7,762	8,910	9,024
End of period	$1,067,413	$1,458,593	$10,633	$9,300	$8,835	$8,910

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Victory Munder Mid-Cap Core Growth Fund		Victory Munder Small Cap Growth Fund		Victory Trivalent Emerging Markets Small-Cap Fund
	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019
Capital Transactions:
Class A Shares
Proceeds from shares issued	$17,520	$50,553	$94	$20	$—	$229
Distributions reinvested	94,049	106,318	18	19	7	88
Cost of shares redeemed	(66,612)	(320,275)	(23)	(19)	(76)	(390)
Total Class A Shares	$44,957	$(163,404)	$89	$20	$(69)	$(73)
Class C Shares
Proceeds from shares issued	$1,237	$3,646	$—	$—	$—	$—
Distributions reinvested	12,131	13,704	—	—	—	—
Cost of shares redeemed	(7,041)	(27,433)	—	—	—	—
Total Class C Shares	$6,327	$(10,083)	$—	$—	$—	$—
Class I Shares
Proceeds from shares issued	$—	$—	$—	$696	$—	$—
Distributions reinvested	—	—	702	836	—	—
Cost of shares redeemed	—	—	—	—	—	—
Total Class I Shares	$—	$—	$702	$1,532	$—	$—
Class R Shares
Proceeds from shares issued	$879	$3,677	$—	$—	$—	$—
Distributions reinvested	6,993	6,797	—	—	—	—
Cost of shares redeemed	(3,733)	(11,444)	—	—	—	—
Total Class R Shares	$4,139	$(970)	$—	$—	$—	$—
Class R6 Shares
Proceeds from shares issued	$15,621	$481,940	$—	$—	$—	$—
Distributions reinvested	62,948	236,091	—	—	—	—
Cost of shares redeemed	(160,062)	(844,200)	—	—	—	—
Total Class R6 Shares	$(81,493)	$(126,169)	$—	$—	$—	$—
Class Y Shares
Proceeds from shares issued	$113,605	$209,143	$—	$1,194	$107	$1,370
Distributions reinvested	220,312	365,981	6	7	73	593
Cost of shares redeemed	(309,858)	(1,640,900)	—	(1,070)	(305)	(807)
Total Class Y Shares	$24,059	$(1,065,776)	$6	$131	$(125)	$1,156
Change in net assets resulting from capital transactions	$(2,011)	$(1,366,402)	$797	$1,683	$(194)	$1,083

(continues on next page)
See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Victory Munder Mid-Cap Core Growth Fund		Victory Munder Small Cap Growth Fund			Victory Trivalent Emerging Markets Small-Cap Fund
	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019	Six Months Ended December 31, 2019 (unaudited)		Year Ended June 30, 2019	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019
Share Transactions:
Class A Shares
Issued	1,010	2,084	7		1	—	18
Reinvested	6,761	5,520	1		2	1	8
Redeemed	(3,199)	(11,543)	(2)		(2)	(7)	(33)
Total Class A Shares	4,572	(3,939)	6		1	(6)	(7)
Class C Shares
Issued	159	196	—		—	—	—
Reinvested	1,821	1,012	—		—	—	—
Redeemed	(593)	(1,393)	—		—	—	—
Total Class C Shares	1,387	(185)	—		—	—	—
Class I Shares
Issued	—	—	—		47	—	—
Reinvested	—	—	50		79	—	—
Total Class I Shares	—	—	50		126	—	—
Class R Shares
Issued	49	155	—		—	—	—
Reinvested	581	381	—		—	—	—
Redeemed	(182)	(453)	—		—	—	—
Total Class R Shares	448	83	—		—	—	—
Class R6 Shares
Issued	619	13,171	—		—	—	—
Reinvested	3,681	10,877	—		—	—	—
Redeemed	(6,140)	(30,440)	—		—	—	—
Total Class R6 Shares	(1,840)	(6,392)	—		—	—	—
Class Y Shares
Issued	4,620	7,541	—		85	9	114
Reinvested	13,417	17,244	—	(a)	1	6	55
Redeemed	(13,057)	(53,734)	—		(85)	(27)	(69)
Total Class Y Shares	4,980	(28,949)	—	(a)	1	(12)	100
Change in Shares	9,547	(39,382)	56		128	(18)	93

(a)  Rounds to less than 1.

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Victory Trivalent International Fund-Core Equity		Victory Trivalent International Small-Cap Fund		Victory INCORE Total Return Bond Fund
	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019
From Investment Activities:
Operations:
Net investment income (loss)	$542	$561	$4,288	$22,210	$801	$2,074
Net realized gains (losses) from investments	379	(34)	(1,290)	(85,679)	408	(1,146)
Net change in unrealized appreciation (depreciation) on investments	10,990	(1,045)	181,479	(66,159)	457	3,342
Change in net assets resulting from operations	11,911	(518)	184,477	(129,628)	1,666	4,270
Distributions to Shareholders:
Class A Shares	(48)	(201)	(1,886)	(3,262)	(151)	(363)
Class C Shares	— (a)	(16)	(52)	(105)	(5)	(18)
Class I Shares	(33)	(84)	(21,459)	(25,515)	—	—
Class R6 Shares	(902)	(215)	(989)	(1,115)	(353)	(829)
Class Y Shares	(96)	(463)	(13,429)	(20,518)	(433)	(1,392)
Change in net assets resulting from distributions to shareholders	(1,079)	(979)	(37,815)	(50,515)	(942)	(2,602)
Change in net assets resulting from capital transactions	105,002	(3,741)	42,903	195,590	(340)	(24,527)
Change in net assets	115,834	(5,238)	189,565	15,447	384	(22,859)
Net Assets:
Beginning of period	22,093	27,331	1,807,664	1,792,217	68,777	91,636
End of period	$137,927	$22,093	$1,997,229	$1,807,664	$69,161	$68,777

(a)  Rounds to less than $1.

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Victory Trivalent International Fund-Core Equity		Victory Trivalent International Small-Cap Fund		Victory INCORE Total Return Bond Fund
	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019
Capital Transactions:
Class A Shares
Proceeds from shares issued	$205	$667	$13,814	$64,032	$822	$2,034
Distributions reinvested	42	171	1,735	3,045	125	294
Cost of shares redeemed	(372)	(3,818)	(42,807)	(41,068)	(1,508)	(2,977)
Total Class A Shares	$(125)	$(2,980)	$(27,258)	$26,009	$(561)	$(649)
Class C Shares
Proceeds from shares issued	$8	$212	$371	$1,086	$240	$110
Distributions reinvested	— (a)	14	42	93	5	17
Cost of shares redeemed	(26)	(324)	(427)	(1,833)	(163)	(537)
Total Class C Shares	$(18)	$(98)	$(14)	$(654)	$82	$(410)
Class I Shares
Proceeds from shares issued	$702	$51	$127,533	$366,357	$—	$—
Distributions reinvested	33	84	10,793	12,641	—	—
Cost of shares redeemed	(42)	(332)	(86,803)	(205,751)	—	—
Total Class I Shares	$693	$(197)	$51,523	$173,247	$—	$—
Class R6 Shares
Proceeds from shares issued	$104,455	$552	$12,282	$17,109	$185	$602
Distributions reinvested	902	215	989	1,115	353	829
Cost of shares redeemed	(448)	(806)	(7,171)	(11,123)	(397)	(2,574)
Total Class R6 Shares	$104,909	$(39)	$6,100	$7,101	$141	$(1,143)
Class Y Shares
Proceeds from shares issued	$198	$3,441	$107,984	$314,622	$211	$1,395
Distributions reinvested	87	435	11,950	17,845	304	1,108
Cost of shares redeemed	(742)	(4,303)	(107,382)	(342,580)	(517)	(24,828)
Total Class Y Shares	$(457)	$(427)	$12,552	$(10,113)	$(2)	$(22,325)
Change in net assets resulting from capital transactions	$105,002	$(3,741)	$42,903	$195,590	$(340)	$(24,527)

(a)  Rounds to less than $1.

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Victory Trivalent International Fund-Core Equity		Victory Trivalent International Small-Cap Fund		Victory INCORE Total Return Bond Fund
	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019
Share Transactions:
Class A Shares
Issued	30	99	1,046	4,915	86	222
Reinvested	6	28	124	270	13	32
Redeemed	(54)	(534)	(3,336)	(3,114)	(158)	(326)
Total Class A Shares	(18)	(407)	(2,166)	2,071	(59)	(72)
Class C Shares
Issued	1	33	28	86	25	12
Reinvested	— (a)	2	3	8	1	2
Redeemed	(4)	(48)	(33)	(148)	(17)	(59)
Total Class C Shares	(3)	(13)	(2)	(54)	9	(45)
Class I Shares
Issued	97	7	9,562	28,604	—	—
Reinvested	4	14	769	1,114	—	—
Redeemed	(6)	(46)	(6,517)	(16,348)	—	—
Total Class I Shares	95	(25)	3,814	13,370	—	—
Class R6 Shares
Issued	15,376	81	919	1,299	19	65
Reinvested	122	35	70	98	37	90
Redeemed	(64)	(115)	(535)	(835)	(41)	(280)
Total Class R6 Shares	15,434	1	454	562	15	(125)
Class Y Shares
Issued	29	475	8,115	24,496	22	153
Reinvested	12	72	855	1,580	32	121
Redeemed	(109)	(649)	(8,092)	(27,208)	(55)	(2,703)
Total Class Y Shares	(68)	(102)	878	(1,132)	(1)	(2,429)
Change in Shares	15,440	(546)	2,978	14,817	(36)	(2,671)

(a)  Rounds to less than 1.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions
Victory Integrity Discovery Fund
Class A
Six Months Ended 12/31/19 (unaudited)	$32.28	0.01	2.82	2.83	—	(0.82)	(0.82)
Year Ended 6/30/19	$42.75	(0.11)	(5.61)	(5.72)	—	(4.75)	(4.75)
Year Ended 6/30/18	$41.01	(0.16)	6.40	6.24	—	(4.50)	(4.50)
Year Ended 6/30/17	$32.71	(0.19)	10.10	9.91	—	(1.61)	(1.61)
Year Ended 6/30/16	$38.13	(0.09)	(2.73)	(2.82)	—	(2.65)	(2.65)
Year Ended 6/30/15	$37.51	(0.24)	4.22	3.98	—	(3.36)	(3.36)
Class C
Six Months Ended 12/31/19 (unaudited)	$22.36	(0.09)	1.94	1.85	—	(0.82)	(0.82)
Year Ended 6/30/19	$31.69	(0.28)	(4.30)	(4.58)	—	(4.75)	(4.75)
Year Ended 6/30/18	$31.69	(0.34)	4.84	4.50	—	(4.50)	(4.50)
Year Ended 6/30/17	$25.76	(0.38)	7.92	7.54	—	(1.61)	(1.61)
Year Ended 6/30/16	$30.85	(0.28)	(2.21)	(2.49)	—	(2.65)	(2.65)
Year Ended 6/30/15	$31.20	(0.43)	3.44	3.01	—	(3.36)	(3.36)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.16% for the year ended June 30, 2016 (See Note 8).

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets			Supplemental Data
	Capital Contribution from Prior Custodian, Net (See Note 8)	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)		Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Integrity Discovery Fund
Class A
Six Months Ended 12/31/19 (unaudited)	—	$34.29	8.77%		1.58%	0.04%	1.58%	$50,279	16%
Year Ended 6/30/19	—	$32.28	(12.02)%		1.55%	(0.29)%	1.55%	$50,963	40%
Year Ended 6/30/18	—	$42.75	15.76%		1.54%	(0.39)%	1.54%	$67,840	45%
Year Ended 6/30/17	—	$41.01	30.36%		1.55%	(0.50)%	1.55%	$85,228	110%
Year Ended 6/30/16	0.05	$32.71	(7.34	)%(e)	1.60%	(0.27)%	1.60%	$48,759	42%
Year Ended 6/30/15	—	$38.13	11.32%		1.70%	(0.66)%	1.70%	$60,621	38%
Class C
Six Months Ended 12/31/19 (unaudited)	—	$23.39	8.33%		2.45%	(0.84)%	2.45%	$5,486	16%
Year Ended 6/30/19	—	$22.36	(12.74)%		2.34%	(1.07)%	2.34%	$6,633	40%
Year Ended 6/30/18	—	$31.69	14.88%		2.32%	(1.10)%	2.32%	$9,871	45%
Year Ended 6/30/17	—	$31.69	29.33%		2.36%	(1.28)%	2.36%	$15,796	110%
Year Ended 6/30/16	0.05	$25.76	(8.04	)%(e)	2.38%	(1.05)%	2.38%	$14,096	42%
Year Ended 6/30/15	—	$30.85	10.41%		2.50%	(1.45)%	2.50%	$16,989	38%

(continues on next page)

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains from Investments	Total Distributions
Victory Integrity Discovery Fund
Class R
Six Months Ended 12/31/19 (unaudited)	$30.36	(0.07)	2.64	2.57	—		(0.82)	(0.82)
Year Ended 6/30/19	$40.76	(0.28)	(5.37)	(5.65)	—		(4.75)	(4.75)
Year Ended 6/30/18	$39.49	(0.28)	6.05	5.77	—		(4.50)	(4.50)
Year Ended 6/30/17	$31.71	(0.37)	9.76	9.39	—		(1.61)	(1.61)
Year Ended 6/30/16	$37.21	(0.24)	(2.66)	(2.90)	—		(2.65)	(2.65)
Year Ended 6/30/15	$36.81	(0.36)	4.12	3.76	—		(3.36)	(3.36)
Class Y
Six Months Ended 12/31/19 (unaudited)	$35.65	0.05	3.11	3.16	—		(0.82)	(0.82)
Year Ended 6/30/19	$46.47	(0.03)	(6.04)	(6.07)	—		(4.75)	(4.75)
Year Ended 6/30/18	$44.11	(0.05)	6.91	6.86	—	(f)	(4.50)	(4.50)
Year Ended 6/30/17	$35.02	(0.13)	10.83	10.70	—		(1.61)	(1.61)
Year Ended 6/30/16	$40.52	(0.01)	(2.89)	(2.90)	—		(2.65)	(2.65)
Year Ended 6/30/15	$39.55	(0.15)	4.48	4.33	—		(3.36)	(3.36)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.16% for the year ended June 30, 2016 (See Note 8).

(f)  Amount is less than $0.005 per share

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets			Supplemental Data
	Capital Contribution from Prior Custodian, Net (See Note 8)	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)		Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Integrity Discovery Fund
Class R
Six Months Ended 12/31/19 (unaudited)	—	$32.11	8.50%		2.08%	(0.46)%	2.33%	$3,683	16%
Year Ended 6/30/19	—	$30.36	(12.49)%		2.08%	(0.84)%	2.41%	$3,038	40%
Year Ended 6/30/18	—	$40.76	15.15%		2.08%	(0.70)%	2.27%	$3,465	45%
Year Ended 6/30/17	—	$39.49	29.67%		2.08%	(0.99)%	2.56%	$2,291	110%
Year Ended 6/30/16	0.05	$31.71	(7.76	)%(e)	2.08%	(0.75)%	2.39%	$1,696	42%
Year Ended 6/30/15	—	$37.21	10.88%		2.08%	(1.00)%	2.75%	$1,232	38%
Class Y
Six Months Ended 12/31/19 (unaudited)	—	$37.99	8.93%		1.33%	0.29%	1.33%	$71,648	16%
Year Ended 6/30/19	—	$35.65	(11.81)%		1.30%	(0.06)%	1.30%	$71,708	40%
Year Ended 6/30/18	—	$46.47	16.08%		1.28%	(0.12)%	1.28%	$78,079	45%
Year Ended 6/30/17	—	$44.11	30.62%		1.38%	(0.30)%	1.38%	$49,468	110%
Year Ended 6/30/16	0.05	$35.02	(7.10	)%(e)	1.35%	(0.03)%	1.35%	$27,622	42%
Year Ended 6/30/15	—	$40.52	11.60%		1.45%	(0.39)%	1.45%	$36,217	38%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Integrity Mid-Cap Value
Class A
Six Months Ended 12/31/19 (unaudited)	$17.86	0.09	1.34		1.43	(0.10)	—
Year Ended 6/30/19	$19.17	0.19	(0.32	)(e)	(0.13)	(0.19)	(0.99)
Year Ended 6/30/18	$17.91	0.19	1.84		2.03	(0.15)	(0.62)
Year Ended 6/30/17	$15.43	0.03	2.45		2.48	—	—
Year Ended 6/30/16	$15.54	0.07	(0.01	)(e)	0.06	(0.04)	(0.13)
Year Ended 6/30/15	$15.83	(0.02)	0.16		0.14	—	(0.43)
Class C
11/4/19(f) through 12/31/19 (unaudited)	$18.75	0.03	0.68		0.71	(0.10)	—
Class R6
Six Months Ended 12/31/19 (unaudited)	$18.02	0.15	1.33		1.48	(0.14)	—
Year Ended 6/30/19	$19.30	0.26	(0.32	)(e)	(0.06)	(0.23)	(0.99)
Year Ended 6/30/18	$18.02	0.22	1.87		2.09	(0.19)	(0.62)
Year Ended 6/30/17	$15.53	0.12	2.43		2.55	(0.06)	—
12/15/15(f) through 6/30/16	$14.38	0.06	1.30	(e)	1.36	(0.08)	(0.13)
Class Y
Six Months Ended 12/31/19 (unaudited)	$18.02	0.10	1.37		1.47	(0.15)	—
Year Ended 6/30/19	$19.34	0.28	(0.37	)(e)	(0.09)	(0.24)	(0.99)
Year Ended 6/30/18	$18.06	0.24	1.85		2.09	(0.19)	(0.62)
Year Ended 6/30/17	$15.58	0.13	2.43		2.56	(0.08)	—
Year Ended 6/30/16	$15.65	0.13	(0.02	)(e)	0.11	(0.05)	(0.13)
Year Ended 6/30/15	$15.89	0.01	0.18		0.19	—	(0.43)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)  Commencement of operations.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Integrity Mid-Cap Value
Class A
Six Months Ended 12/31/19 (unaudited)	(0.10)	$19.19	7.99%	1.00%	1.01%	1.42%	$9,193	35%
Year Ended 6/30/19	(1.18)	$17.86	0.36%	1.00%	1.05%	1.51%	$7,567	73%
Year Ended 6/30/18	(0.77)	$19.17	11.32%	1.09%	1.01%	1.67%	$4,255	73%
Year Ended 6/30/17	—	$17.91	16.07%	1.35%	0.19%	1.94%	$2,864	68%
Year Ended 6/30/16	(0.17)	$15.43	0.41%	1.50%	0.44%	1.63%	$11,086	71%
Year Ended 6/30/15	(0.43)	$15.54	0.84%	1.50%	(0.14)%	2.10%	$10,396	58%
Class C
11/4/19(f) through 12/31/19 (unaudited)	(0.10)	$19.36	3.78%	1.75%	0.96%	31.08%	$56	35%
Class R6
Six Months Ended 12/31/19 (unaudited)	(0.14)	$19.36	8.22%	0.60%	1.58%	0.87%	$237,557	35%
Year Ended 6/30/19	(1.22)	$18.02	0.72%	0.60%	1.43%	0.94%	$56,232	73%
Year Ended 6/30/18	(0.81)	$19.30	11.68%	0.77%	1.14%	1.17%	$6,750	73%
Year Ended 6/30/17	(0.06)	$18.02	16.42%	0.89%	0.71%	3.01%	$1,375	68%
12/15/15(f) through 6/30/16	(0.21)	$15.53	9.50%	1.04%	0.75%	3.10%	$726	71%
Class Y
Six Months Ended 12/31/19 (unaudited)	(0.15)	$19.34	8.14%	0.75%	1.13%	1.22%	$14,468	35%
Year Ended 6/30/19	(1.23)	$18.02	0.58%	0.75%	1.52%	1.17%	$21,486	73%
Year Ended 6/30/18	(0.81)	$19.34	11.58%	0.84%	1.25%	1.13%	$59,866	73%
Year Ended 6/30/17	(0.08)	$18.06	16.43%	0.89%	0.74%	1.18%	$47,989	68%
Year Ended 6/30/16	(0.18)	$15.58	0.73%	1.15%	0.85%	1.15%	$8,442	71%
Year Ended 6/30/15	(0.43)	$15.65	1.15%	1.25%	0.08%	1.75%	$4,507	58%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions
Victory Integrity Small-Cap Value
Class A
Six Months Ended 12/31/19 (unaudited)	$32.37	0.04	1.99	2.03	—	(0.14)	(0.14)
Year Ended 6/30/19	$40.06	0.09	(3.59)	(3.50)	—	(4.19)	(4.19)
Year Ended 6/30/18	$37.70	(0.04)	4.76	4.72	—	(2.36)	(2.36)
Year Ended 6/30/17	$30.72	(0.08)	7.06	6.98	—	—	—
Year Ended 6/30/16	$33.48	0.01	(2.31)	(2.30)	—	(0.46)	(0.46)
Year Ended 6/30/15	$32.77	(0.03)	0.74	0.71	—	—	—
Class C
Six Months Ended 12/31/19 (unaudited)	$27.85	(0.07)	1.70	1.63	—	(0.14)	(0.14)
Year Ended 6/30/19	$35.40	(0.13)	(3.23)	(3.36)	—	(4.19)	(4.19)
Year Ended 6/30/18	$33.76	(0.24)	4.24	4.00	—	(2.36)	(2.36)
Year Ended 6/30/17	$27.69	(0.28)	6.35	6.07	—	—	—
Year Ended 6/30/16	$30.45	(0.19)	(2.11)	(2.30)	—	(0.46)	(0.46)
Year Ended 6/30/15	$30.03	(0.25)	0.67	0.42	—	—	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Amount is less than $0.005 per share.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets			Supplemental Data
	Capital Contribution from Prior Custodian, Net (See Note 8)		Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Integrity Small-Cap Value
Class A
Six Months Ended 12/31/19 (unaudited)	—		$34.26	6.25%	1.50%	0.25%	1.51%	$125,607	32%
Year Ended 6/30/19	—		$32.37	(7.16)%	1.50%	0.25%	1.58%	$140,439	72%
Year Ended 6/30/18	—		$40.06	12.55%	1.50%	(0.10)%	1.54%	$221,775	70%
Year Ended 6/30/17	—		$37.70	22.72%	1.50%	(0.22)%	1.52%	$219,113	58%
Year Ended 6/30/16	—	(e)	$30.72	(6.87)%	1.50%	0.04%	1.57%	$216,492	47%
Year Ended 6/30/15	—		$33.48	2.17%	1.50%	(0.08)%	1.53%	$246,351	38%
Class C
Six Months Ended 12/31/19 (unaudited)	—		$29.34	5.87%	2.23%	(0.50)%	2.23%	$10,027	32%
Year Ended 6/30/19	—		$27.85	(7.79)%	2.16%	(0.42)%	2.16%	$11,083	72%
Year Ended 6/30/18	—		$35.40	11.86%	2.13%	(0.70)%	2.13%	$16,746	70%
Year Ended 6/30/17	—		$33.76	21.92%	2.16%	(0.89)%	2.16%	$27,015	58%
Year Ended 6/30/16	—	(e)	$27.69	(7.56)%	2.22%	(0.68)%	2.22%	$27,987	47%
Year Ended 6/30/15	—		$30.45	1.40%	2.25%	(0.85)%	2.25%	$28,090	38%

(continues on next page)

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions
Victory Integrity Small-Cap Value
Class R
Six Months Ended 12/31/19 (unaudited)	$31.32	— (e)	1.92	1.92	—	(0.14)	(0.14)
Year Ended 6/30/19	$39.02	(0.01)	(3.50)	(3.51)	—	(4.19)	(4.19)
Year Ended 6/30/18	$36.86	(0.13)	4.65	4.52	—	(2.36)	(2.36)
Year Ended 6/30/17	$30.11	(0.16)	6.91	6.75	—	—	—
Year Ended 6/30/16	$33.00	(0.06)	(2.37)	(2.43)	—	(0.46)	(0.46)
Year Ended 6/30/15	$32.29	(0.12)	0.83	0.71	—	—	—
Class R6
Six Months Ended 12/31/19 (unaudited)	$33.70	0.13	2.08	2.21	(0.14)	(0.14)	(0.28)
Year Ended 6/30/19	$41.51	0.24	(3.67)	(3.43)	(0.19)	(4.19)	(4.38)
Year Ended 6/30/18	$38.86	0.18	4.92	5.10	(0.09)	(2.36)	(2.45)
Year Ended 6/30/17	$31.60	0.12	7.28	7.40	(0.14)	—	(0.14)
Year Ended 6/30/16	$34.31	0.18	(2.38)	(2.20)	(0.05)	(0.46)	(0.51)
Year Ended 6/30/15	$33.43	0.13	0.75	0.88	—	—	—
(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Amount is less than $0.005 per share.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets			Supplemental Data
	Capital Contribution from Prior Custodian, Net (See Note 8)		Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Integrity Small-Cap Value
Class R
Six Months Ended 12/31/19 (unaudited)	—		$33.10	6.11%	1.75%	(0.01)%	1.91%	$9,091	32%
Year Ended 6/30/19	—		$31.32	(7.39)%	1.75%	(0.03)%	1.99%	$10,451	72%
Year Ended 6/30/18	—		$39.02	12.29%	1.75%	(0.35)%	1.89%	$14,952	70%
Year Ended 6/30/17	—		$36.86	22.42%	1.75%	(0.46)%	2.06%	$15,317	58%
Year Ended 6/30/16	—	(e)	$30.11	(7.36)%	1.75%	(0.19)%	1.96%	$15,042	47%
Year Ended 6/30/15	—		$33.00	2.20%	1.75%	(0.37)%	2.02%	$11,850	38%
Class R6
Six Months Ended 12/31/19 (unaudited)	—		$35.63	6.56%	0.96%	0.79%	0.96%	$1,250,686	32%
Year Ended 6/30/19	—		$33.70	(6.67)%	0.96%	0.65%	0.96%	$1,179,915	72%
Year Ended 6/30/18	—		$41.51	13.17%	0.95%	0.45%	0.95%	$938,831	70%
Year Ended 6/30/17	—		$38.86	23.40%	0.96%	0.33%	0.96%	$871,150	58%
Year Ended 6/30/16	—	(e)	$31.60	(6.41)%	1.00%	0.57%	1.00%	$608,927	47%
Year Ended 6/30/15	—		$34.31	2.63%	1.04%	0.37%	1.04%	$423,831	38%

(continues on next page)

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions
Victory Integrity Small-Cap Value
Class Y
Six Months Ended 12/31/19 (unaudited)	$33.49	0.11	2.05	2.16	(0.09)	(0.14)	(0.23)
Year Ended 6/30/19	$41.25	0.21	(3.67)	(3.46)	(0.11)	(4.19)	(4.30)
Year Ended 6/30/18	$38.63	0.11	4.89	5.00	(0.02)	(2.36)	(2.38)
Year Ended 6/30/17	$31.45	0.05	7.23	7.28	(0.10)	—	(0.10)
Year Ended 6/30/16	$34.15	0.13	(2.37)	(2.24)	—	(0.46)	(0.46)
Year Ended 6/30/15	$33.33	0.07	0.75	0.82	—	—	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Amount is less than $0.005 per share.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets			Supplemental Data
	Capital Contribution from Prior Custodian, Net (See Note 8)		Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Integrity Small-Cap Value
Class Y
Six Months Ended 12/31/19 (unaudited)	—		$35.42	6.47%	1.10%	0.65%	1.10%	$1,016,610	32%
Year Ended 6/30/19	—		$33.49	(6.83)%	1.12%	0.58%	1.12%	$981,688	72%
Year Ended 6/30/18	—		$41.25	13.01%	1.12%	0.28%	1.12%	$1,467,901	70%
Year Ended 6/30/17	—		$38.63	23.14%	1.15%	0.13%	1.15%	$1,329,435	58%
Year Ended 6/30/16	—	(e)	$31.45	(6.54)%	1.15%	0.40%	1.15%	$981,741	47%
Year Ended 6/30/15	—		$34.15	2.46%	1.20%	0.22%	1.20%	$726,193	38%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Integrity Small/Mid-Cap Value Fund
Class A
Six Months Ended 12/31/19 (unaudited)	$16.70	0.07	1.05	1.12	(0.10)	—
Year Ended 6/30/19	$17.75	0.12	(0.53)	(0.41)	(0.12)	(0.52)
Year Ended 6/30/18	$16.04	0.07	1.89	1.96	(0.05)	(0.20)
Year Ended 6/30/17	$13.26	0.02	2.76	2.78	—	—
Year Ended 6/30/16	$14.08	0.02	(0.81)	(0.79)	(0.03)	—
Year Ended 6/30/15	$15.15	(0.05)	(0.14)	(0.19)	—	(0.88)
Class R6
Six Months Ended 12/31/19 (unaudited)	$16.91	0.09	1.07	1.16	(0.14)	—
Year Ended 6/30/19	$17.96	0.14	(0.51)	(0.37)	(0.16)	(0.52)
Year Ended 6/30/18	$16.20	0.05	1.99	2.04	(0.08)	(0.20)
Year Ended 6/30/17	$13.35	0.03	2.82	2.85	—	—
Year Ended 6/30/16	$14.17	0.05	(0.81)	(0.76)	(0.06)	—
3/4/15(e) through 6/30/15	$14.41	0.02	(0.26)	(0.24)	—	—
Class Y
Six Months Ended 12/31/19 (unaudited)	$16.86	0.09	1.06	1.15	(0.13)	—
Year Ended 6/30/19	$17.92	0.22	(0.60)	(0.38)	(0.16)	(0.52)
Year Ended 6/30/18	$16.17	0.12	1.91	2.03	(0.08)	(0.20)
Year Ended 6/30/17	$13.35	0.06	2.78	2.84	(0.02)	—
Year Ended 6/30/16	$14.16	0.05	(0.81)	(0.76)	(0.05)	—
Year Ended 6/30/15	$15.20	(0.01)	(0.15)	(0.16)	—	(0.88)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Commencement of operations.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Integrity Small/Mid-Cap Value Fund
Class A
Six Months Ended 12/31/19 (unaudited)	(0.10)	$17.72	6.68%	1.13%	0.81%	1.69%	$4,123	30%
Year Ended 6/30/19	(0.64)	$16.70	(1.66)%	1.13%	0.70%	1.71%	$3,626	67%
Year Ended 6/30/18	(0.25)	$17.75	12.16%	1.13%	0.42%	1.74%	$2,996	77%
Year Ended 6/30/17	—	$16.04	20.97%	1.21%	0.13%	2.40%	$2,304	65%
Year Ended 6/30/16	(0.03)	$13.26	(5.59)%	1.50%	0.13%	2.15%	$716	60%
Year Ended 6/30/15	(0.88)	$14.08	(1.34)%	1.50%	(0.35)%	3.71%	$516	57%
Class R6
Six Months Ended 12/31/19 (unaudited)	(0.14)	$17.93	6.87%	0.83%	1.11%	0.96%	$104,445	30%
Year Ended 6/30/19	(0.68)	$16.91	(1.39)%	0.83%	0.86%	0.96%	$95,286	67%
Year Ended 6/30/18	(0.28)	$17.96	12.54%	0.83%	0.28%	1.26%	$24,926	77%
Year Ended 6/30/17	—	$16.20	21.35%	1.09%	0.20%	1.96%	$18	65%
Year Ended 6/30/16	(0.06)	$13.35	(5.33)%	1.21%	0.40%	1.58%	$3,381	60%
3/4/15(e) through 6/30/15	—	$14.17	(1.67)%	1.21%	0.48%	3.21%	$3,586	57%
Class Y
Six Months Ended 12/31/19 (unaudited)	(0.13)	$17.88	6.84%	0.88%	1.06%	1.00%	$38,216	30%
Year Ended 6/30/19	(0.68)	$16.86	(1.45)%	0.88%	1.30%	1.03%	$35,927	67%
Year Ended 6/30/18	(0.28)	$17.92	12.51%	0.88%	0.67%	1.13%	$92,019	77%
Year Ended 6/30/17	(0.02)	$16.17	21.25%	0.96%	0.38%	1.21%	$53,509	65%
Year Ended 6/30/16	(0.05)	$13.35	(5.34)%	1.25%	0.37%	1.26%	$18,918	60%
Year Ended 6/30/15	(0.88)	$14.16	(1.14)%	1.25%	(0.04)%	1.70%	$18,821	57%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions
Victory Munder Multi-Cap Fund
Class A
Six Months Ended 12/31/19 (unaudited)	$38.75	0.02	4.06		4.08	(0.10)	(1.05)	(1.15)
Year Ended 6/30/19	$44.99	0.10	0.08		0.18	—	(6.42)	(6.42)
Year Ended 6/30/18	$41.77	(0.03)	5.71		5.68	—	(2.46)	(2.46)
Year Ended 6/30/17	$35.58	0.02	6.17		6.19	—	—	—
Year Ended 6/30/16	$44.91	0.01	(1.58)		(1.57)	—	(7.80)	(7.80)
Year Ended 6/30/15	$40.23	(0.12)	4.93		4.81	—	(0.13)	(0.13)
Class C
Six Months Ended 12/31/19 (unaudited)	$30.10	(0.11)	3.14		3.03	—	(1.05)	(1.05)
Year Ended 6/30/19	$36.81	(0.16)	(0.13	)(g)	(0.29)	—	(6.42)	(6.42)
Year Ended 6/30/18	$34.82	(0.34)	4.79		4.45	—	(2.46)	(2.46)
Year Ended 6/30/17	$29.90	(0.26)	5.18		4.92	—	—	—
Year Ended 6/30/16	$39.29	(0.27)	(1.36)		(1.63)	—	(7.80)	(7.80)
Year Ended 6/30/15	$35.50	(0.41)	4.33		3.92	—	(0.13)	(0.13)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)  During the year ended June 30, 2018, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.22%.

(f)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.10% for the year ended June 30, 2016 (See Note 8).

(g)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets			Supplemental Data
	Capital Contribution from Prior Custodian, Net (See Note 8)	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)		Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Munder Multi-Cap Fund
Class A
Six Months Ended 12/31/19 (unaudited)	—	$41.68	10.54%		1.35%	0.08%	1.35%	$361,047	49%
Year Ended 6/30/19	—	$38.75	2.86%		1.36%	0.26%	1.36%	$346,180	107%
Year Ended 6/30/18	—	$44.99	13.37	%(e)	1.36%	(0.07)%	1.36%	$374,259	123%
Year Ended 6/30/17	—	$41.77	17.40%		1.38%	0.04%	1.38%	$341,279	109%
Year Ended 6/30/16	0.04	$35.58	(4.01	)%(f)	1.46%	0.03%	1.46%	$318,712	117%
Year Ended 6/30/15	—	$44.91	11.96%		1.49%	(0.28)%	1.49%	$378,192	118%
Class C
Six Months Ended 12/31/19 (unaudited)	—	$32.08	10.06%		2.19%	(0.74)%	2.19%	$8,379	49%
Year Ended 6/30/19	—	$30.10	2.21%		2.07%	(0.48)%	2.07%	$10,056	107%
Year Ended 6/30/18	—	$36.81	12.48	%(e)	2.16%	(0.91)%	2.16%	$18,383	123%
Year Ended 6/30/17	—	$34.82	16.45%		2.21%	(0.80)%	2.21%	$57,690	109%
Year Ended 6/30/16	0.04	$29.90	(4.82	)%(f)	2.28%	(0.79)%	2.28%	$68,112	117%
Year Ended 6/30/15	—	$39.29	11.05%		2.31%	(1.10)%	2.31%	$81,474	118%

(continues on next page)

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions
Victory Munder Multi-Cap Fund
Class Y
Six Months Ended 12/31/19 (unaudited)	$42.42	0.10	4.45	4.55	(0.23)	(1.05)	(1.28)
Year Ended 6/30/19	$48.41	0.27	0.16	0.43	—	(6.42)	(6.42)
Year Ended 6/30/18	$44.62	0.14	6.11	6.25	—	(2.46)	(2.46)
Year Ended 6/30/17	$37.86	0.17	6.59	6.76	—	—	—
Year Ended 6/30/16	$47.10	0.20	(1.68)	(1.48)	—	(7.80)	(7.80)
Year Ended 6/30/15	$42.05	0.02	5.16	5.18	—	(0.13)	(0.13)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)  During the year ended June 30, 2018, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.22%.

(f)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.10% for the year ended June 30, 2016 (See Note 8).

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets			Supplemental Data
	Capital Contribution from Prior Custodian, Net (See Note 8)	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)		Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Munder Multi-Cap Fund
Class Y
Six Months Ended 12/31/19 (unaudited)	—	$45.69	10.75%		0.99%	0.44%	0.99%	$32,560	49%
Year Ended 6/30/19	—	$42.42	3.21%		1.00%	0.61%	1.00%	$30,776	107%
Year Ended 6/30/18	—	$48.41	13.81	%(e)	1.00%	0.29%	1.00%	$33,503	123%
Year Ended 6/30/17	—	$44.62	17.86%		1.01%	0.42%	1.01%	$24,032	109%
Year Ended 6/30/16	0.04	$37.86	(3.61	)%(f)	1.01%	0.47%	1.01%	$20,477	117%
Year Ended 6/30/15	—	$47.10	12.32%		1.16%	0.04%	1.16%	$25,409	118%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions
Victory S&P 500 Index Fund
Class A
Six Months Ended 12/31/19 (unaudited)	$21.07	0.16	2.04	2.20	(0.16)	(2.48)	(2.64)
Year Ended 6/30/19	$21.52	0.31	1.43	1.74	(0.33)	(1.86)	(2.19)
Year Ended 6/30/18	$22.20	0.31	2.65	2.96	(0.31)	(3.33)	(3.64)
Year Ended 6/30/17	$20.54	0.31	3.08	3.39	(0.34)	(1.39)	(1.73)
Year Ended 6/30/16	$22.24	0.34	0.36	0.70	(0.35)	(2.07)	(2.42)
Year Ended 6/30/15	$22.75	0.31	1.24	1.55	(0.32)	(1.74)	(2.06)
Class R
Six Months Ended 12/31/19 (unaudited)	$21.01	0.11	2.03	2.14	(0.11)	(2.48)	(2.59)
Year Ended 6/30/19	$21.47	0.22	1.43	1.65	(0.25)	(1.86)	(2.11)
Year Ended 6/30/18	$22.15	0.21	2.66	2.87	(0.22)	(3.33)	(3.55)
Year Ended 6/30/17	$20.51	0.22	3.06	3.28	(0.25)	(1.39)	(1.64)
Year Ended 6/30/16	$22.23	0.25	0.35	0.60	(0.27)	(2.07)	(2.34)
Year Ended 6/30/15	$22.73	0.22	1.24	1.46	(0.22)	(1.74)	(1.96)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)  The Fund is receiving monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.09% for the year ended June 30, 2016 (See Note 8).

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets			Supplemental Data
	Capital Contribution from Prior Custodian, Net (See Note 8)	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)		Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory S&P 500 Index Fund
Class A
Six Months Ended 12/31/19 (unaudited)	—	$20.63	10.62%		0.55%	1.45%	0.55%	$169,140	2%
Year Ended 6/30/19	—	$21.07	9.80%		0.53%	1.46%	0.53%	$188,004	3%
Year Ended 6/30/18	—	$21.52	13.73%		0.55%	1.38%	0.55%	$192,530	2%
Year Ended 6/30/17	—	$22.20	17.16%		0.58%	1.47%	0.58%	$192,390	4%
Year Ended 6/30/16	0.02	$20.54	3.49	%(e)	0.58%	1.66%	0.58%	$186,089	4%
Year Ended 6/30/15	—	$22.24	6.76%		0.64%	1.37%	0.64%	$205,737	4%
Class R
Six Months Ended 12/31/19 (unaudited)	—	$20.56	10.40%		0.94%	1.06%	0.94%	$14,269	2%
Year Ended 6/30/19	—	$21.01	9.31%		0.96%	1.04%	0.96%	$14,501	3%
Year Ended 6/30/18	—	$21.47	13.31%		0.97%	0.97%	0.97%	$17,052	2%
Year Ended 6/30/17	—	$22.15	16.59%		1.03%	1.02%	1.03%	$15,487	4%
Year Ended 6/30/16	0.02	$20.51	3.03	%(e)	1.02%	1.23%	1.02%	$13,221	4%
Year Ended 6/30/15	—	$22.23	6.35%		1.03%	0.96%	1.03%	$14,423	4%

(continues on next page)

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions
Victory S&P 500 Index Fund
Class Y
Six Months Ended 12/31/19 (unaudited)	$21.22	0.18	2.05	2.23	(0.17)	(2.48)	(2.65)
Year Ended 6/30/19	$21.66	0.33	1.45	1.78	(0.36)	(1.86)	(2.22)
Year Ended 6/30/18	$22.31	0.35	2.67	3.02	(0.34)	(3.33)	(3.67)
Year Ended 6/30/17	$20.64	0.36	3.08	3.44	(0.38)	(1.39)	(1.77)
Year Ended 6/30/16	$22.33	0.39	0.36	0.75	(0.39)	(2.07)	(2.46)
Year Ended 6/30/15	$22.83	0.36	1.24	1.60	(0.36)	(1.74)	(2.10)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)  The Fund is receiving monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.09% for the year ended June 30, 2016 (See Note 8).

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets			Supplemental Data
	Capital Contribution from Prior Custodian, Net (See Note 8)	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)		Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory S&P 500 Index Fund
Class Y
Six Months Ended 12/31/19 (unaudited)	—	$20.80	10.69%		0.42%	1.63%	0.42%	$42,468	2%
Year Ended 6/30/19	—	$21.22	9.93%		0.43%	1.57%	0.43%	$32,146	3%
Year Ended 6/30/18	—	$21.66	13.96%		0.39%	1.57%	0.39%	$19,932	2%
Year Ended 6/30/17	—	$22.31	17.33%		0.40%	1.66%	0.40%	$28,148	4%
Year Ended 6/30/16	0.02	$20.64	3.74	%(e)	0.38%	1.86%	0.38%	$35,777	4%
Year Ended 6/30/15	—	$22.33	6.94%		0.45%	1.57%	0.45%	$40,122	4%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income		Net Realized Gains from Investments	Total Distributions
Victory Munder Mid-Cap Core Growth
Class A
Six Months Ended 12/31/2019 (unaudited)	$22.95	(0.04)	0.86		0.82	—		(9.71)	(9.71)
Year Ended 6/30/19	$34.56	(0.13)	(0.72	)(e)	(0.85)	—		(10.76)	(10.76)
Year Ended 6/30/18	$37.21	(0.11)	4.55		4.44	—		(7.09)	(7.09)
Year Ended 6/30/17	$35.99	(0.08)	5.79		5.71	—		(4.49)	(4.49)
Year Ended 6/30/16	$43.31	(0.08)	(3.36)		(3.44)	—		(3.88)	(3.88)
Year Ended 6/30/15	$43.91	(0.12)	4.35		4.23	—	(f)	(4.83)	(4.83)
Class C
Six Months Ended 12/31/2019 (unaudited)	$15.96	(0.08)	0.56		0.48	—		(9.71)	(9.71)
Year Ended 6/30/19	$27.98	(0.23)	(1.03	)(e)	(1.26)	—		(10.76)	(10.76)
Year Ended 6/30/18	$31.54	(0.29)	3.82		3.53	—		(7.09)	(7.09)
Year Ended 6/30/17	$31.34	(0.27)	4.96		4.69	—		(4.49)	(4.49)
Year Ended 6/30/16	$38.51	(0.29)	(3.00)		(3.29)	—		(3.88)	(3.88)
Year Ended 6/30/15	$39.81	(0.38)	3.91		3.53	—	(f)	(4.83)	(4.83)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)  Amount is less than $0.005 per share.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets			Supplemental Data
	Capital Contribution from Prior Custodian, Net (See Note 8)		Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Munder Mid-Cap Core Growth
Class A
Six Months Ended 12/31/2019 (unaudited)	—		$14.06	3.99%	1.30%	(0.34)%	1.30%	$243,163	46%
Year Ended 6/30/19	—		$22.95	4.18%	1.28%	(0.49)%	1.28%	$292,120	82%
Year Ended 6/30/18	—		$34.56	12.08%	1.28%	(0.29)%	1.28%	$575,926	50%
Year Ended 6/30/17	—		$37.21	17.18%	1.31%	(0.21)%	1.31%	$657,496	55%
Year Ended 6/30/16	—	(f)	$35.99	(7.94)%	1.32%	(0.21)%	1.34%	$970,418	40%
Year Ended 6/30/15	—		$43.31	10.03%	1.32%	(0.27)%	1.33%	$1,266,891	27%
Class C
Six Months Ended 12/31/2019 (unaudited)	—		$6.73	3.66%	2.03%	(1.07)%	2.03%	$20,643	46%
Year Ended 6/30/19	—		$15.96	3.51%	1.94%	(1.14)%	1.94%	$26,825	82%
Year Ended 6/30/18	—		$27.98	11.28%	1.96%	(0.94)%	1.96%	$52,210	50%
Year Ended 6/30/17	—		$31.54	16.43%	1.97%	(0.88)%	1.97%	$148,305	55%
Year Ended 6/30/16	—	(f)	$31.34	(8.58)%	2.00%	(0.89)%	2.00%	$200,199	40%
Year Ended 6/30/15	—		$38.51	9.26%	2.02%	(0.96)%	2.02%	$253,359	27%

(continues on next page)

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions
Victory Munder Mid-Cap Core Growth
Class R
Six Months Ended 12/31/2019 (unaudited)	$21.16	(0.06)	0.77		0.71	—	(9.71)	(9.71)
Year Ended 6/30/19	$32.91	(0.20)	(0.79	)(e)	(0.99)	—	(10.76)	(10.76)
Year Ended 6/30/18	$35.82	(0.20)	4.38		4.18	—	(7.09)	(7.09)
Year Ended 6/30/17	$34.89	(0.16)	5.58		5.42	—	(4.49)	(4.49)
Year Ended 6/30/16	$42.22	(0.17)	(3.28)		(3.45)	—	(3.88)	(3.88)
Year Ended 6/30/15	$43.02	(0.22)	4.25		4.03	—	(4.83)	(4.83)
Class R6
Six Months Ended 12/31/2019 (unaudited)	$26.00	0.01	0.98		0.99	—	(9.71)	(9.71)
Year Ended 6/30/19	$37.36	— (f)	(0.60	)(e)	(0.60)	—	(10.76)	(10.76)
Year Ended 6/30/18	$39.55	0.06	4.84		4.90	—	(7.09)	(7.09)
Year Ended 6/30/17	$37.82	0.10	6.12		6.22	—	(4.49)	(4.49)
Year Ended 6/30/16	$45.11	0.10	(3.51)		(3.41)	—	(3.88)	(3.88)
Year Ended 6/30/15	$45.38	0.08	4.51		4.59	(0.03)	(4.83)	(4.86)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)  Amount is less than $0.005 per share.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets			Supplemental Data
	Capital Contribution from Prior Custodian, Net (See Note 8)		Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Munder Mid-Cap Core Growth
Class R
Six Months Ended 12/31/2019 (unaudited)	—		$12.16	3.82%	1.57%	(0.61)%	1.68%	$16,055	46%
Year Ended 6/30/19	—		$21.16	3.85%	1.57%	(0.79)%	1.69%	$18,438	82%
Year Ended 6/30/18	—		$32.91	11.79%	1.57%	(0.58)%	1.65%	$25,939	50%
Year Ended 6/30/17	—		$35.82	16.87%	1.57%	(0.47)%	1.64%	$32,913	55%
Year Ended 6/30/16	—	(f)	$34.89	(8.19)%	1.57%	(0.46)%	1.62%	$39,928	40%
Year Ended 6/30/15	—		$42.22	9.76%	1.57%	(0.51)%	1.68%	$56,807	27%
Class R6
Six Months Ended 12/31/2019 (unaudited)	—		$17.28	4.21%	0.90%	0.04%	0.90%	$174,873	46%
Year Ended 6/30/19	—		$26.00	4.57%	0.87%	(0.01)%	0.87%	$310,949	82%
Year Ended 6/30/18	—		$37.36	12.56%	0.84%	0.15%	0.84%	$685,568	50%
Year Ended 6/30/17	—		$39.55	17.73%	0.85%	0.26%	0.85%	$761,607	55%
Year Ended 6/30/16	—	(f)	$37.82	(7.54)%	0.87%	0.25%	0.87%	$752,971	40%
Year Ended 6/30/15	—		$45.11	10.51%	0.89%	0.18%	0.90%	$735,002	27%
(continues on next page)

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions
Victory Munder Mid-Cap Core Growth
Class Y
Six Months Ended 12/31/2019 (unaudited)	$25.37	(0.02)	0.95		0.93	—	(9.71)	(9.71)
Year Ended 6/30/19	$36.79	(0.07)	(0.59	)(e)	(0.66)	—	(10.76)	(10.76)
Year Ended 6/30/18	$39.10	(0.01)	4.79		4.78	—	(7.09)	(7.09)
Year Ended 6/30/17	$37.51	0.02	6.06		6.08	—	(4.49)	(4.49)
Year Ended 6/30/16	$44.85	0.02	(3.48)		(3.46)	—	(3.88)	(3.88)
Year Ended 6/30/15	$45.22	(0.01)	4.48		4.47	(0.01)	(4.83)	(4.84)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)  Amount is less than $0.005 per share.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets			Supplemental Data
	Capital Contribution from Prior Custodian, Net (See Note 8)		Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Munder Mid-Cap Core Growth
Class Y
Six Months Ended 12/31/2019 (unaudited)	—		$16.59	4.07%	1.09%	(0.13)%	1.09%	$612,679	46%
Year Ended 6/30/19	—		$25.37	4.47%	1.02%	(0.22)%	1.02%	$810,261	82%
Year Ended 6/30/18	—		$36.79	12.38%	1.01%	(0.02)%	1.01%	$2,240,305	50%
Year Ended 6/30/17	—		$39.10	17.49%	1.04%	0.06%	1.05%	$2,345,812	55%
Year Ended 6/30/16	—	(f)	$37.51	(7.71)%	1.06%	0.05%	1.06%	$2,965,306	40%
Year Ended 6/30/15	—		$44.85	10.29%	1.07%	(0.01)%	1.08%	$4,026,757	27%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains from Investments	Total Distributions
Victory Munder Small Cap Growth Fund
Class A
Six Months Ended 12/31/2019 (unaudited)	$13.39	(0.03)	1.79	1.76	(1.05)	(1.05)
Year Ended 6/30/19	$13.81	(0.12)	1.12	1.00	(1.42)	(1.42)
Year Ended 6/30/18	$11.14	(0.10)	2.84	2.74	(0.07)	(0.07)
Year Ended 6/30/17	$8.59	(0.05)	2.60	2.55	—	—
Year Ended 6/30/16	$10.47	(0.07)	(1.81)	(1.88)	—	—
5/1/15(e) through 6/30/15	$10.00	(0.01)	0.48	0.47	—	—
Class I
Six Months Ended 12/31/2019 (unaudited)	$13.56	(0.01)	1.81	1.80	(1.05)	(1.05)
Year Ended 6/30/19	$13.92	(0.09)	1.15	1.06	(1.42)	(1.42)
Year Ended 6/30/18	$11.21	(0.07)	2.85	2.78	(0.07)	(0.07)
Year Ended 6/30/17	$8.62	(0.01)	2.60	2.59	—	—
Year Ended 6/30/16	$10.48	(0.05)	(1.81)	(1.86)	—	—
5/1/15(e) through 6/30/15	$10.00	— (f)	0.48	0.48	—	—
Class Y
Six Months Ended 12/31/2019 (unaudited)	$13.44	(0.02)	1.80	1.78	(1.05)	(1.05)
Year Ended 6/30/19	$13.88	(0.11)	1.09	0.98	(1.42)	(1.42)
Year Ended 6/30/18	$11.18	(0.09)	2.86	2.77	(0.07)	(0.07)
Year Ended 6/30/17	$8.61	(0.02)	2.59	2.57	—	—
Year Ended 6/30/16	$10.48	(0.05)	(1.82)	(1.87)	—	—
5/1/15(e) through 6/30/15	$10.00	(0.01)	0.49	0.48	—	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)  Commencement of operations.

(f)  Amount is less than $0.005 per share.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Munder Small Cap Growth Fund
Class A
Six Months Ended 12/31/2019 (unaudited)	$14.10	13.40%	1.40%	(0.43)%	2.35%	$289	18%
Year Ended 6/30/19	$13.39	10.06%	1.40%	(0.90)%	2.31%	$189	108%
Year Ended 6/30/18	$13.81	24.73%	1.40%	(0.86)%	2.69%	$174	62%
Year Ended 6/30/17	$11.14	29.69%	1.40%	(0.52)%	4.67%	$83	56%
Year Ended 6/30/16	$8.59	(17.96)%	1.40%	(0.73)%	11.23%	$49	55%
5/1/15(e) through 6/30/15	$10.47	4.70%	1.40%	(0.50)%	7.95%	$52	6%
Class I
Six Months Ended 12/31/2019 (unaudited)	$14.31	13.53%	1.15%	(0.18)%	1.32%	$10,257	18%
Year Ended 6/30/19	$13.56	10.44%	1.15%	(0.65)%	1.17%	$9,034	108%
Year Ended 6/30/18	$13.92	24.94%	1.15%	(0.61)%	1.31%	$7,518	62%
Year Ended 6/30/17	$11.21	30.05%	1.15%	(0.12)%	1.37%	$6,049	56%
Year Ended 6/30/16	$8.62	(17.75)%	1.15%	(0.51)%	2.49%	$4,337	55%
5/1/15(e) through 6/30/15	$10.48	4.80%	1.15%	(0.23)%	1.28%	$4,346	6%
Class Y
Six Months Ended 12/31/2019 (unaudited)	$14.17	13.50%	1.25%	(0.28)%	3.41%	$87	18%
Year Ended 6/30/19	$13.44	9.84%	1.25%	(0.77)%	1.45%	$77	108%
Year Ended 6/30/18	$13.88	24.92%	1.25%	(0.71)%	2.98%	$70	62%
Year Ended 6/30/17	$11.18	29.85%	1.25%	(0.22)%	3.98%	$56	56%
Year Ended 6/30/16	$8.61	(17.84)%	1.25%	(0.59)%	13.34%	$43	55%
5/1/15(e) through 6/30/15	$10.48	4.80%	1.25%	(0.35)%	7.70%	$52	6%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Trivalent Emerging Markets Small-Cap
Class A
Six Months Ended 12/31/19 (unaudited)	$11.77	0.09	0.19	0.28	(0.09)	—
Year Ended 6/30/19	$13.62	0.16	(1.07)	(0.91)	(0.16)	(0.78)
Year Ended 6/30/18	$12.34	0.12	1.51	1.63	(0.11)	(0.24)
Year Ended 6/30/17	$10.40	0.13	1.90	2.03	(0.09)	—
Year Ended 6/30/16	$11.48	0.10	(1.13)	(1.03)	(0.05)	—
Year Ended 6/30/15	$11.39	0.07	0.08	0.15	(0.06)	—
Class Y
Six Months Ended 12/31/19 (unaudited)	$11.78	0.11	0.19	0.30	(0.11)	—
Year Ended 6/30/19	$13.62	0.19	(1.08)	(0.89)	(0.17)	(0.78)
Year Ended 6/30/18	$12.38	0.17	1.50	1.67	(0.19)	(0.24)
Year Ended 6/30/17	$10.43	0.12	1.94	2.06	(0.11)	—
Year Ended 6/30/16	$11.51	0.13	(1.13)	(1.00)	(0.08)	—
Year Ended 6/30/15	$11.41	0.11	0.06	0.17	(0.07)	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Trivalent Emerging Markets Small-Cap
Class A
Six Months Ended 12/31/19 (unaudited)	(0.09)	$11.96	2.36%	1.73%	1.62%	3.76%	$946	30%
Year Ended 6/30/19	(0.94)	$11.77	(5.97)%	1.73%	1.32%	2.72%	$1,003	78%
Year Ended 6/30/18	(0.35)	$13.62	13.12%	1.73%	0.86%	3.46%	$1,257	93%
Year Ended 6/30/17	(0.09)	$12.34	19.71%	1.73%	1.16%	4.46%	$690	81%
Year Ended 6/30/16	(0.05)	$10.40	(8.93)%	1.73%	0.95%	1.74%	$278	104%
Year Ended 6/30/15	(0.06)	$11.48	1.35%	1.73%	0.62%	7.74%	$361	97%
Class Y
Six Months Ended 12/31/19 (unaudited)	(0.11)	$11.97	2.59%	1.48%	1.85%	2.59%	$7,889	30%
Year Ended 6/30/19	(0.95)	$11.78	(5.76)%	1.48%	1.57%	2.22%	$7,907	78%
Year Ended 6/30/18	(0.43)	$13.62	13.38%	1.48%	1.22%	3.02%	$7,767	93%
Year Ended 6/30/17	(0.11)	$12.38	20.01%	1.48%	1.08%	3.46%	$4,894	81%
Year Ended 6/30/16	(0.08)	$10.43	(8.69)%	1.48%	1.29%	2.40%	$3,671	104%
Year Ended 6/30/15	(0.07)	$11.51	1.54%	1.48%	1.00%	4.90%	$3,877	97%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions
Victory Trivalent International Fund-Core Equity
Class A
Six Months Ended 12/31/19 (unaudited)	$6.87	0.05	0.48	0.53	(0.06)	—	(0.06)
Year Ended 6/30/19	$7.28	0.14	(0.30)	(0.16)	(0.13)	(0.12)	(0.25)
Year Ended 6/30/18	$7.21	0.13	0.44	0.57	(0.13)	(0.37)	(0.50)
Year Ended 6/30/17	$6.18	0.08	1.07	1.15	(0.12)	—	(0.12)
Year Ended 6/30/16	$7.01	0.08	(0.86)	(0.78)	(0.10)	—	(0.10)
Year Ended 6/30/15	$7.21	0.09	(0.22)	(0.13)	(0.07)	—	(0.07)
Class C
Six Months Ended 12/31/19 (unaudited)	$6.84	0.03	0.47	0.50	(0.01)	—	(0.01)
Year Ended 6/30/19	$7.22	0.08	(0.27)	(0.19)	(0.07)	(0.12)	(0.19)
Year Ended 6/30/18	$7.16	0.05	0.45	0.50	(0.07)	(0.37)	(0.44)
Year Ended 6/30/17	$6.14	0.03	1.07	1.10	(0.08)	—	(0.08)
Year Ended 6/30/16	$6.96	0.04	(0.86)	(0.82)	(0.05)	—	(0.05)
Year Ended 6/30/15	$7.16	0.04	(0.22)	(0.18)	(0.02)	—	(0.02)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)  The Fund received monies related to a nonrecurring refund from prior custodian. The corresponding impact to the total return was 0.76% for the year ended June 30, 2016. (See Note 8)

(f)  During the period, the Fund paid overdraft fees. Excluding these fees, the ratio of net expenses to average net assets of the year was 1.47%, 2.22%, 0.96%, 0.96%, and 1.22% for Class A, Class C, Class I, Class R6 and Class Y, respectively.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets				Supplemental Data
	Capital Contribution from Prior Custodian, Net (See Note 8)	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)		Net Expenses(c)		Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Trivalent International Fund-Core Equity
Class A
Six Months Ended 12/31/19 (unaudited)	—	$7.34	7.60%		0.95%		1.47%	1.91%	$5,579	18%
Year Ended 6/30/19	—	$6.87	(1.69)%		0.95%		2.08%	1.96%	$5,347	56%
Year Ended 6/30/18	—	$7.28	7.74%		1.11%		1.71%	1.91%	$8,620	51%
Year Ended 6/30/17	—	$7.21	18.95%		1.38%		1.22%	2.27%	$5,658	91%
Year Ended 6/30/16	0.05	$6.18	(10.43	)%(e)	1.47%		1.31%	1.80%	$4,687	61%
Year Ended 6/30/15	—	$7.01	(1.72)%		1.48	%(f)	1.33%	2.25%	$5,885	61%
Class C
Six Months Ended 12/31/19 (unaudited)	—	$7.33	7.25%		1.70%		0.73%	5.98%	$340	18%
Year Ended 6/30/19	—	$6.84	(2.19)%		1.70%		1.22%	5.22%	$335	56%
Year Ended 6/30/18	—	$7.22	6.81%		1.87%		0.64%	3.61%	$449	51%
Year Ended 6/30/17	—	$7.16	18.01%		2.14%		0.42%	2.97%	$773	91%
Year Ended 6/30/16	0.05	$6.14	(11.08	)%(e)	2.22%		0.63%	2.33%	$1,111	61%
Year Ended 6/30/15	—	$6.96	(2.50)%		2.23	%(f)	0.57%	3.64%	$1,283	61%

(continues on next page)

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions
Victory Trivalent International Fund-Core Equity
Class I
Six Months Ended 12/31/19 (unaudited)	$6.90	0.06	0.48	0.54	(0.08)	—	(0.08)
Year Ended 6/30/19	$7.29	0.17	(0.30)	(0.13)	(0.14)	(0.12)	(0.26)
Year Ended 6/30/18	$7.23	0.24	0.34	0.58	(0.15)	(0.37)	(0.52)
Year Ended 6/30/17	$6.20	0.12	1.06	1.18	(0.15)	—	(0.15)
Year Ended 6/30/16	$7.03	0.11	(0.85)	(0.74)	(0.14)	—	(0.14)
Year Ended 6/30/15	$7.22	0.28	(0.37)	(0.09)	(0.10)	—	(0.10)
Class R6
Six Months Ended 12/31/19 (unaudited)	$6.92	0.05	0.50	0.55	(0.06)	—	(0.06)
Year Ended 6/30/19	$7.31	0.17	(0.29)	(0.12)	(0.15)	(0.12)	(0.27)
Year Ended 6/30/18	$7.23	0.21	0.39	0.60	(0.15)	(0.37)	(0.52)
Year Ended 6/30/17	$6.21	0.11	1.07	1.18	(0.16)	—	(0.16)
Year Ended 6/30/16	$7.03	0.12	(0.86)	(0.74)	(0.13)	—	(0.13)
3/4/15(g) through 6/30/15	$6.94	0.10	(0.01)	0.09	—	—	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)  The Fund received monies related to a nonrecurring refund from prior custodian. The corresponding impact to the total return was 0.76% for the year ended June 30, 2016. (See Note 8)

(f)  During the period, the Fund paid overdraft fees. Excluding these fees, the ratio of net expenses to average net assets of the year was 1.47%, 2.22%, 0.96%, 0.96%, and 1.22% for Class A, Class C, Class I, Class R6 and Class Y, respectively.

(g)  Commencement of operations.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets				Supplemental Data
	Capital Contribution from Prior Custodian, Net (See Note 8)	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)		Net Expenses(c)		Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Trivalent International Fund-Core Equity
Class I
Six Months Ended 12/31/19 (unaudited)	—	$7.37	7.78%		0.60%		1.83%	1.68%	$3,118	18%
Year Ended 6/30/19	—	$6.90	(1.19)%		0.60%		2.48%	1.76%	$2,268	56%
Year Ended 6/30/18	—	$7.29	8.07%		0.72%		3.17%	2.67%	$2,575	51%
Year Ended 6/30/17	—	$7.23	19.47%		0.90%		1.84%	6.48%	$378	91%
Year Ended 6/30/16	0.05	$6.20	(9.92	)%(e)	0.96%		1.78%	4.02%	$192	61%
Year Ended 6/30/15	—	$7.03	(1.24)%		0.98	%(f)	3.96%	8.04%	$246	61%
Class R6
Six Months Ended 12/31/19 (unaudited)	—	$7.41	7.90%		0.55%		1.34%	1.04%	$120,346	18%
Year Ended 6/30/19	—	$6.92	(1.12)%		0.55%		2.53%	1.45%	$5,661	56%
Year Ended 6/30/18	—	$7.31	8.14%		0.71%		2.71%	1.71%	$5,975	51%
Year Ended 6/30/17	—	$7.23	19.39%		0.91%		1.63%	2.44%	$1,628	91%
Year Ended 6/30/16	0.05	$6.21	(9.86	)%(e)	0.96%		1.86%	2.19%	$1,575	61%
3/4/15(g) through 6/30/15	—	$7.03	1.30%		0.98	%(f)	4.22%	2.70%	$1,743	61%

(continues on next page)

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions
Victory Trivalent International Fund-Core Equity
Class Y
Six Months Ended 12/31/19 (unaudited)	$6.87	0.06	0.47	0.53	(0.08)	—	(0.08)
Year Ended 6/30/19	$7.26	0.15	(0.28)	(0.13)	(0.14)	(0.12)	(0.26)
Year Ended 6/30/18	$7.20	0.12	0.46	0.58	(0.15)	(0.37)	(0.52)
Year Ended 6/30/17	$6.17	0.09	1.08	1.17	(0.14)	—	(0.14)
Year Ended 6/30/16	$7.00	0.10	(0.86)	(0.76)	(0.12)	—	(0.12)
Year Ended 6/30/15	$7.21	0.11	(0.23)	(0.12)	(0.09)	—	(0.09)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)  The Fund received monies related to a nonrecurring refund from prior custodian. The corresponding impact to the total return was 0.76% for the year ended June 30, 2016. (See Note 8)

(f)  During the period, the Fund paid overdraft fees. Excluding these fees, the ratio of net expenses to average net assets of the year was 1.47%, 2.22%, 0.96%, 0.96%, and 1.22% for Class A, Class C, Class I, Class R6 and Class Y, respectively.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets				Supplemental Data
	Capital Contribution from Prior Custodian, Net (See Note 8)	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)		Net Expenses(c)		Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Trivalent International Fund-Core Equity
Class Y
Six Months Ended 12/31/19 (unaudited)	—	$7.32	7.77%		0.70%		1.72%	1.41%	$8,544	18%
Year Ended 6/30/19	—	$6.87	(1.34)%		0.70%		2.26%	1.40%	$8,482	56%
Year Ended 6/30/18	—	$7.26	8.01%		0.87%		1.62%	1.49%	$9,712	51%
Year Ended 6/30/17	—	$7.20	19.28%		1.14%		1.39%	1.58%	$14,086	91%
Year Ended 6/30/16	0.05	$6.17	(10.19	)%(e)	1.22%		1.53%	1.28%	$12,958	61%
Year Ended 6/30/15	—	$7.00	(1.61)%		1.23	%(f)	1.54%	1.73%	$18,877	61%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Trivalent International Small-Cap
Class A
Six Months Ended 12/31/19 (unaudited)	$13.02	0.01		1.30	1.31	(0.23)	—
Year Ended 6/30/19	$14.46	0.13		(1.22)	(1.09)	(0.09)	(0.26)
Year Ended 6/30/18	$12.87	0.10		1.72	1.82	(0.15)	(0.08)
Year Ended 6/30/17	$10.67	0.11		2.22	2.33	(0.13)	—
Year Ended 6/30/16	$11.86	0.10		(1.05)	(0.95)	(0.10)	(0.14)
Year Ended 6/30/15	$11.59	0.12		0.28	0.40	(0.13)	—
Class C
Six Months Ended 12/31/19 (unaudited)	$12.71	(0.04)		1.27	1.23	(0.14)	—
Year Ended 6/30/19	$14.12	0.02		(1.17)	(1.15)	—	(0.26)
Year Ended 6/30/18	$12.58	—	(e)	1.67	1.67	(0.05)	(0.08)
Year Ended 6/30/17	$10.42	0.02		2.18	2.20	(0.04)	—
Year Ended 6/30/16	$11.62	0.02		(1.04)	(1.02)	(0.04)	(0.14)
Year Ended 6/30/15	$11.37	0.03		0.30	0.33	(0.08)	—
Class I
Six Months Ended 12/31/19 (unaudited)	$13.13	0.04		1.30	1.34	(0.28)	—
Year Ended 6/30/19	$14.58	0.18		(1.23)	(1.05)	(0.14)	(0.26)
Year Ended 6/30/18	$12.96	0.18		1.71	1.89	(0.19)	(0.08)
Year Ended 6/30/17	$10.75	0.17		2.21	2.38	(0.17)	—
Year Ended 6/30/16	$11.93	0.16		(1.07)	(0.91)	(0.13)	(0.14)
Year Ended 6/30/15	$11.64	0.14		0.32	0.46	(0.17)	—
Class R6
Six Months Ended 12/31/19 (unaudited)	$13.19	0.03		1.31	1.34	(0.27)	—
Year Ended 6/30/19	$14.65	0.17		(1.24)	(1.07)	(0.13)	(0.26)
Year Ended 6/30/18	$13.02	0.15		1.73	1.88	(0.17)	(0.08)
Year Ended 6/30/17	$10.80	0.18		2.20	2.38	(0.16)	—
Year Ended 6/30/16	$11.99	0.17		(1.10)	(0.93)	(0.12)	(0.14)
Year Ended 6/30/15	$11.69	0.17		0.28	0.45	(0.15)	—
Class Y
Six Months Ended 12/31/19 (unaudited)	$13.07	0.03		1.30	1.33	(0.26)	—
Year Ended 6/30/19	$14.52	0.16		(1.22)	(1.06)	(0.13)	(0.26)
Year Ended 6/30/18	$12.91	0.15		1.71	1.86	(0.17)	(0.08)
Year Ended 6/30/17	$10.71	0.15		2.21	2.36	(0.16)	—
Year Ended 6/30/16	$11.89	0.18		(1.10)	(0.92)	(0.12)	(0.14)
Year Ended 6/30/15	$11.61	0.12		0.31	0.43	(0.15)	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)  Amount is less than $0.005 per share.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Trivalent International Small-Cap
Class A
Six Months Ended 12/31/19 (unaudited)	(0.23)	$14.10	10.06%	1.35%	0.15%	1.63%	$118,535	22%
Year Ended 6/30/19	(0.35)	$13.02	(7.12)%	1.35%	1.02%	1.59%	$137,665	54%
Year Ended 6/30/18	(0.23)	$14.46	14.14%	1.35%	0.68%	1.56%	$122,933	62%
Year Ended 6/30/17	(0.13)	$12.87	22.04%	1.35%	0.99%	1.52%	$92,295	55%
Year Ended 6/30/16	(0.24)	$10.67	(8.13)%	1.35%	0.88%	1.75%	$78,511	85%
Year Ended 6/30/15	(0.13)	$11.86	3.62%	1.35%	1.08%	1.71%	$68,475	70%
Class C
Six Months Ended 12/31/19 (unaudited)	(0.14)	$13.80	9.59%	2.10%	(0.60)%	2.41%	$5,305	22%
Year Ended 6/30/19	(0.26)	$12.71	(7.78)%	2.10%	0.15%	2.42%	$4,909	54%
Year Ended 6/30/18	(0.13)	$14.12	13.28%	2.10%	(0.03)%	2.36%	$6,211	62%
Year Ended 6/30/17	(0.04)	$12.58	21.14%	2.10%	0.17%	2.47%	$5,161	55%
Year Ended 6/30/16	(0.18)	$10.42	(8.87)%	2.10%	0.22%	2.36%	$5,788	85%
Year Ended 6/30/15	(0.08)	$11.62	2.97%	2.06%	0.25%	2.70%	$4,472	70%
Class I
Six Months Ended 12/31/19 (unaudited)	(0.28)	$14.19	10.25%	0.95%	0.55%	1.15%	$1,087,113	22%
Year Ended 6/30/19	(0.40)	$13.13	(6.69)%	0.95%	1.41%	1.16%	$955,568	54%
Year Ended 6/30/18	(0.27)	$14.58	14.60%	0.95%	1.22%	1.14%	$866,643	62%
Year Ended 6/30/17	(0.17)	$12.96	22.45%	0.95%	1.45%	1.16%	$539,822	55%
Year Ended 6/30/16	(0.27)	$10.75	(7.74)%	0.95%	1.41%	1.18%	$378,011	85%
Year Ended 6/30/15	(0.17)	$11.93	4.12%	0.95%	1.24%	1.17%	$316,834	70%
Class R6
Six Months Ended 12/31/19 (unaudited)	(0.27)	$14.26	10.17%	1.06%	0.44%	1.06%	$52,954	22%
Year Ended 6/30/19	(0.39)	$13.19	(6.86)%	1.08%	1.31%	1.08%	$42,975	54%
Year Ended 6/30/18	(0.25)	$14.65	14.49%	1.08%	1.01%	1.08%	$39,497	62%
Year Ended 6/30/17	(0.16)	$13.02	22.28%	1.10%	1.50%	1.16%	$30,033	55%
Year Ended 6/30/16	(0.26)	$10.80	(7.90)%	1.10%	1.51%	1.30%	$13,179	85%
Year Ended 6/30/15	(0.15)	$11.99	4.01%	1.10%	1.49%	1.73%	$5,654	70%
Class Y
Six Months Ended 12/31/19 (unaudited)	(0.26)	$14.14	10.23%	1.10%	0.40%	1.17%	$733,322	22%
Year Ended 6/30/19	(0.39)	$13.07	(6.88)%	1.10%	1.21%	1.18%	$666,547	54%
Year Ended 6/30/18	(0.25)	$14.52	14.45%	1.10%	1.05%	1.19%	$756,933	62%
Year Ended 6/30/17	(0.16)	$12.91	22.27%	1.10%	1.26%	1.32%	$450,441	55%
Year Ended 6/30/16	(0.26)	$10.71	(7.87)%	1.10%	1.64%	1.37%	$360,989	85%
Year Ended 6/30/15	(0.15)	$11.89	3.90%	1.10%	1.07%	1.35%	$172,761	70%
See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
INCORE Total Return Bond Fund
Class A
Six Months Ended 12/31/19 (unaudited)	$9.46	0.10	0.11	0.21	(0.12)	(0.12)
Year Ended 6/30/19	$9.21	0.21	0.32	0.53	(0.28)	(0.28)
Year Ended 6/30/18	$9.54	0.20	(0.24)	(0.04)	(0.29)	(0.29)
Year Ended 6/30/17	$9.79	0.23	(0.14)	0.09	(0.34)	(0.34)
Year Ended 6/30/16	$9.79	0.29	0.02	0.31	(0.32)	(0.32)
Year Ended 6/30/15	$10.08	0.36	(0.36)	—	(0.29)	(0.29)
Class C
Six Months Ended 12/31/19 (unaudited)	$9.53	0.06	0.13	0.19	(0.09)	(0.09)
Year Ended 6/30/19	$9.28	0.15	0.31	0.46	(0.21)	(0.21)
Year Ended 6/30/18	$9.60	0.14	(0.25)	(0.11)	(0.21)	(0.21)
Year Ended 6/30/17	$9.86	0.15	(0.14)	0.01	(0.27)	(0.27)
Year Ended 6/30/16	$9.86	0.22	0.02	0.24	(0.25)	(0.25)
Year Ended 6/30/15	$10.16	0.28	(0.37)	(0.09)	(0.21)	(0.21)
Class R6
Six Months Ended 12/31/19 (unaudited)	$9.48	0.11	0.12	0.23	(0.13)	(0.13)
Year Ended 6/30/19	$9.23	0.24	0.31	0.55	(0.30)	(0.30)
Year Ended 6/30/18	$9.55	0.22	(0.23)	(0.01)	(0.31)	(0.31)
Year Ended 6/30/17	$9.81	0.25	(0.14)	0.11	(0.37)	(0.37)
Year Ended 6/30/16	$9.81	0.31	0.02	0.33	(0.34)	(0.34)
3/4/15(f) through 6/30/15	$10.02	0.10	(0.21)	(0.11)	(0.10)	(0.10)
Class Y
Six Months Ended 12/31/19 (unaudited)	$9.47	0.11	0.12	0.23	(0.13)	(0.13)
Year Ended 6/30/19	$9.23	0.24	0.30	0.54	(0.30)	(0.30)
Year Ended 6/30/18	$9.55	0.23	(0.24)	(0.01)	(0.31)	(0.31)
Year Ended 6/30/17	$9.81	0.25	(0.14)	0.11	(0.37)	(0.37)
Year Ended 6/30/16	$9.81	0.32	0.01	0.33	(0.34)	(0.34)
Year Ended 6/30/15	$10.10	0.36	(0.34)	0.02	(0.31)	(0.31)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(e)  Portfolio turnover rates excluding mortgage dollar roll transactions were 103%, 57%, 64%, and 62% for the years ended June 30, 2018, June 30, 2017, June 30, 2016 and June 30, 2015, respectively.

(f)  Commencement of operations.

(g)  The Fund received monies related to a nonrecurring refund from prior custodian. The corresponding impact to the total return was 0.05% for the year ended June 30, 2016. (see Note 8)

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets			Supplemental Data
	Capital Contribution from Prior Custodian, Net (See Note 8)	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)		Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)(e)
INCORE Total Return Bond Fund
Class A
Six Months Ended 12/31/19 (unaudited)	—	$9.55	2.35%		0.85%	2.11%	1.12%	$11,813	35%
Year Ended 6/30/19	—	$9.46	5.77%		0.85%	2.32%	1.09%	$12,248	150%
Year Ended 6/30/18	—	$9.21	(0.49)%		0.85%	2.15%	1.11%	$12,592	110%
Year Ended 6/30/17	—	$9.54	0.97%		0.85%	2.35%	1.07%	$14,569	210%
Year Ended 6/30/16	0.01	$9.79	3.34	%(g)	0.85%	3.04%	1.08%	$15,908	423%
Year Ended 6/30/15	—	$9.79	(0.06)%		0.85%	3.56%	1.14%	$18,529	259%
Class C
Six Months Ended 12/31/19 (unaudited)	—	$9.63	1.96%		1.60%	1.32%	3.80%	$662	35%
Year Ended 6/30/19	—	$9.53	5.05%		1.60%	1.67%	3.12%	$574	150%
Year Ended 6/30/18	—	$9.28	(1.12)%		1.60%	1.43%	2.31%	$973	110%
Year Ended 6/30/17	—	$9.60	0.13%		1.60%	1.60%	1.61%	$2,073	210%
Year Ended 6/30/16	0.01	$9.86	2.56	%(g)	1.60%	2.29%	2.00%	$3,256	423%
Year Ended 6/30/15	—	$9.86	(0.87)%		1.60%	2.80%	2.02%	$3,601	259%
Class R6
Six Months Ended 12/31/19 (unaudited)	—	$9.58	2.58%		0.58%	2.37%	0.60%	$25,336	35%
Year Ended 6/30/19	—	$9.48	6.05%		0.57%	2.61%	0.57%	$24,929	150%
Year Ended 6/30/18	—	$9.23	(0.12)%		0.58%	2.37%	0.62%	$25,438	110%
Year Ended 6/30/17	—	$9.55	1.19%		0.58%	2.63%	0.91%	$6,698	210%
Year Ended 6/30/16	0.01	$9.81	3.60	%(g)	0.58%	3.25%	1.59%	$2,456	423%
3/4/15(f) through 6/30/15	—	$9.81	(1.16)%		0.58%	2.93%	1.51%	$1,418	259%
Class Y
Six Months Ended 12/31/19 (unaudited)	—	$9.57	2.47%		0.60%	2.35%	0.63%	$31,350	35%
Year Ended 6/30/19	—	$9.47	5.99%		0.60%	2.63%	0.63%	$31,026	150%
Year Ended 6/30/18	—	$9.23	(0.13)%		0.59%	2.43%	0.59%	$52,633	110%
Year Ended 6/30/17	—	$9.55	1.17%		0.60%	2.61%	0.62%	$76,263	210%
Year Ended 6/30/16	0.01	$9.81	3.59	%(g)	0.60%	3.29%	0.61%	$78,705	423%
Year Ended 6/30/15	—	$9.81	0.18%		0.60%	3.59%	0.71%	$89,310	259%

See notes to financial statements.

Victory Portfolios	Notes to Financial Statements December 31, 2019

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1. Organization:

Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust as a successor to a company named "The Victory Portfolios," which was organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 42 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share. Each Fund is classified as diversified under the 1940 Act.

The accompanying financial statements are those of the following 12 Funds (collectively, the "Funds" and individually, a "Fund"):

Funds (Legal Name)	Funds (Short Name)	Investment Share Classes Offered
Victory Integrity Discovery Fund	Integrity Discovery Fund	Classes A, C, R and Y
Victory Integrity Mid-Cap Value Fund	Integrity Mid-Cap Value Fund	Classes A, C*, R6 and Y
Victory Integrity Small-Cap Value Fund	Integrity Small-Cap Value Fund	Classes A, C, R, R6 and Y
Victory Integrity Small/Mid-Cap Value Fund	Integrity Small/Mid-Cap Value Fund	Classes A, R6 and Y
Victory Munder Multi-Cap Fund	Munder Multi-Cap Fund	Classes A, C and Y
Victory S&P 500 Index Fund	S&P 500 Index Fund	Classes A, R and Y
Victory Munder Mid-Cap Core Growth Fund	Munder Mid-Cap Core Growth Fund	Classes A, C, R, R6 and Y
Victory Munder Small Cap Growth Fund	Munder Small Cap Growth Fund	Classes A, I and Y
Victory Trivalent Emerging Markets Small-Cap Fund	Trivalent Emerging Markets Small-Cap Fund	Classes A and Y
Victory Trivalent International Fund-Core Equity	Trivalent International Fund-Core Equity	Classes A, C, I, R6 and Y
Victory Trivalent International Small-Cap Fund	Trivalent International Small-Cap Fund	Classes A, C, I, R6 and Y
Victory INCORE Total Return Bond Fund	INCORE Total Return Bond Fund	Classes A, C, R6 and Y

*  Integrity Mid-Cap Value Fund, Class C, commenced operations on November 4, 2019

Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Victory Portfolios	Notes to Financial Statements — continued December 31, 2019

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The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are valued at the mean between the current bid and ask prices. To the extent this model is utilized, these valuations are considered as Level 2 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds' net asset values are calculated. The Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund-Core Equity and Trivalent International Small-Cap Fund use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

Victory Portfolios	Notes to Financial Statements — continued December 31, 2019

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A summary of the valuations as of December 31, 2019, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments (amounts in thousands).

	Level 1	Level 2	Total
Integrity Discovery Fund
Common Stocks	$126,914	$—	$126,914
Collateral for Securities Loaned	15,620	—	15,620
Total	142,534	—	142,534
Integrity Mid-Cap Value Fund
Common Stocks	258,452	—	258,452
Collateral for Securities Loaned	6,788	—	6,788
Total	265,240	—	265,240
Integrity Small-Cap Value Fund
Common Stocks	2,379,633	—	2,379,633
Exchange-Traded Funds	10,934	—	10,934
Collateral for Securities Loaned	138,469	—	138,469
Total	2,529,036	—	2,529,036
Integrity Small/Mid-Cap Value Fund
Common Stocks	145,735	—	145,735
Collateral for Securities Loaned	6,333	—	6,333
Total	152,068	—	152,068
Munder Multi-Cap Fund
Common Stocks	397,022	—	397,022
Exchange-Traded Funds	1,847	—	1,847
Collateral for Securities Loaned	3,093	—	3,093
Total	401,962	—	401,962
S&P 500 Index Fund
Common Stocks	224,033	—	224,033
Collateral for Securities Loaned	1,565	—	1,565
Total	225,598	—	225,598
Other Financial Investments^:
Assets:
Futures Contracts	29	—	29
Total	29	—	29
Munder Mid-Cap Core Growth Fund
Common Stocks	1,037,114	—	1,037,114
Exchange-Traded Funds		31,517	31,517
Collateral for Securities Loaned	53,801	—	53,801
Total	1,122,432	—	1,122,432
Munder Small Cap Growth Fund
Common Stocks	10,358	—	10,358
Warrants	3	—	3
Collateral for Securities Loaned	1,741	—	1,741
Total	12,102	—	12,102

Victory Portfolios	Notes to Financial Statements — continued December 31, 2019

  (Unaudited)

	Level 1	Level 2	Total
Trivalent Emerging Markets Small-Cap Fund
Common Stocks	$556	$8,060	$8,616
Preferred Stocks	—	58	58
Exchange-Traded Funds	86	—	86
Collateral for Securities Loaned	38	—	38
Total	680	8,118	8,798
Trivalent International Fund-Core Equity
Common Stocks	16,810	116,000	132,810
Preferred Stocks	—	1,953	1,953
Rights	15	—	15
Exchange-Traded Funds	1,717	—	1,717
Collateral for Securities Loaned	2,131	—	2,131
Total	20,673	117,953	138,626
Trivalent International Small-Cap Fund
Common Stocks	184,376	1,785,621	1,969,997
Exchange-Traded Funds		6,389	6,389
Collateral for Securities Loaned	49,643	—	49,643
Total	240,408	1,785,621	2,026,029
INCORE Total Return Bond Fund
Asset Backed Securities	—	1,742	1,742
Collateralized Mortgage Obligations	—	1,949	1,949
Corporate Bonds	—	28,087	28,087
Residential Mortgage Backed Securities	—	268	268
U.S. Government Mortgage Backed Agencies	—	27,160	27,160
U.S. Treasury Obligations	—	8,236	8,236
Collateral for Securities Loaned	1,340	—	1,340
Total	1,340	67,442	68,782
Other Financial Investments ^:
Assets:
Credit Default Swaps	—	32	32
Liabilities:
Futures Contracts	(17)	—	(17)
Total	(17)	32	15

^  Other Financial Investments are valued at the unrealized appreciation (depreciation) on the investment.

For the six months ended December 31, 2019, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

Securities Purchased on a When-Issued Basis:

The Funds may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for when-issued securities. If a Fund owns when-issued securities, these values are included in Payable for investments purchased on the accompanying Statements of Assets and Liabilities and the segregated assets are identified in the Schedules of Portfolio Investments.

Victory Portfolios	Notes to Financial Statements — continued December 31, 2019

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Real Estate Investment Trusts ("REITs"):

The Funds may invest in REITs which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Funds may invest in ETFs. Shares of an ETF are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Derivative Instruments:

Foreign Exchange Currency Contracts:

The Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund-Core Equity and Trivalent International Small-Cap Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds' foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund-Core Equity and Trivalent International Small-Cap Fund enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of December 31, 2019, the Funds had no open forward foreign exchange currency contracts.

Victory Portfolios	Notes to Financial Statements — continued December 31, 2019

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Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is presented on the Statements of Assets and Liabilities under Deposits with brokers for futures contracts.

As of December 31, 2019, the S&P 500 Index Fund and INCORE Total Return Bond Fund entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.

Credit Derivatives:

The INCORE Total Return Bond Fund may enter into credit derivatives, including centrally cleared credit default swaps on individual obligations or credit indices. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the Fund's asset allocation or risk exposure, or (iii) for hedging purposes. The use by the centrally cleared Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Fund's Statement of Additional Information.

Centrally cleared credit default swap ("CDS") agreements on credit indices involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of a specific sector of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS.

The counterparty risk for cleared swap agreements is generally lower than uncleared over-the-counter swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees each party's performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Fund.

The Fund may enter into CDS agreements either as a buyer or seller. The Fund may buy protection under a CDS to attempt to mitigate the risk of default or credit quality deterioration in one or more

Victory Portfolios	Notes to Financial Statements — continued December 31, 2019

  (Unaudited)

individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a CDS in an attempt to gain exposure to an underlying issuer's credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a CDS agreement in the event of the default or bankruptcy of the counterparty. CDS agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into cleared swaps.

Upon entering into a cleared CDS, the Fund may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as "initial margin", is in the nature of a performance bond or good faith deposit on the CDS and is returned to a Fund upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as "marking-to-market." The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of period end for which the Fund is the seller of protection are disclosed on the Schedule of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, periodic interest payments, or net amounts received from the settlement of buy protection CDS agreements entered into by the Fund for the same referenced entity or entities. The collateral held by the Funds is presented on the Statements of Assets and Liabilities under Deposits with brokers for centrally cleared swap agreements.

As of December 31, 2019, the INCORE Total Return Bond Fund entered into centrally cleared CDS agreements primarily for the strategy of asset allocation and risk exposure management.

Offsetting of Financial Assets and Derivatives Assets:

The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Funds to close out and net total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The table below, as of December 31, 2019 (amounts in thousands), discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties.

Assets	Gross Amounts of Recognized Assets		Gross Amounts Available for Offset		Net Amounts Presented in the Statements of Assets and Liabilities	Cash Collateral Received	Net Amount
S&P 500 Index Fund
Futures — Goldman Sachs & Co.	$5		$—		$5	$—	$5
INCORE Total Return Bond Fund
Futures — Goldman Sachs & Co.	—	(a)	—	(a)	—	—	—

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Liabilities	Gross Amounts of Recognized Liabilities	Gross Amounts Available for Offset		Net Amounts Presented in the Statements of Assets and Liabilities	Cash Collateral Pledged*	Net Amount
INCORE Total Return Bond Fund
Futures — Goldman Sachs & Co.	$1	$—	(a)	$1	$(1)	$—

(a)  Rounds to less than $1.

*  Cash collateral pledged may be in excess of the amounts shown in the table. The total cash collateral pledged by the Fund is disclosed in the Statements of Asset and Liabilities.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of December 31, 2019 (amounts in thousands):

	Assets		Liabilities
	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Receivable on Open Swap Agreements*	Variation Margin Payable on Open Futures Contracts*	Variation Margin Receivable on Open Swap Agreements*
Equity Risk Exposure:
S&P Index 500 Fund	$29	$—	$—	$—
Credit Risk Exposure:
INCORE Total Return Bond Fund	—	32	—	—
Interest Rate Risk Exposure:
INCORE Total Return Bond Fund	—	—	17	—

*  Includes cumulative appreciation/depreciation of futures contracts and credit default swap agreements as reported on the Schedules of Portfolio Investments. Only current day's variation margin for both futures contracts and credit default swap agreements is reported within the Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the six months ended December 31, 2019 (amounts in thousands):

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations		Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Realized Gains (Losses) from Swap Agreements	Net Change in Unrealized Appreciation/ Depreciation on Futures Contracts		Net Change in Unrealized Appreciation/ Depreciation on Swap Agreements
Equity Risk Exposure:
S&P 500 Index Fund	$132	$—	$—	(a)	$—
Credit Risk Exposure:
INCORE Total Return Bond Fund	—	158	—		(51)
Interest Rate Risk Exposure:
INCORE Total Return Bond Fund	136	—	(136)		—

(a)  Rounds to less than $1.

Victory Portfolios	Notes to Financial Statements — continued December 31, 2019

  (Unaudited)

All open derivative positions at period end are reflected in each respective Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A.("Citibank" or the "Agent"). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted in the Funds' Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds' Schedules of Portfolio Investments. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay the Agent various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table (amounts in thousands) is a summary of the Funds' securities lending transactions which are subject to offset under the MSLA as of December 31, 2019. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral, and greater than overnight and continuous contractual maturity for non-cash collateral.

Victory Portfolios	Notes to Financial Statements — continued December 31, 2019

  (Unaudited)

	Gross Amount of Recognized Assets (Value of	Value of Cash	Value of Non-cash Collateral Received by Maturity
	Securities on Loan)	Collateral Received*	<30 Days	Between 30 & 90 days	>90 Days	Net Amount
Integrity Discovery Fund	$15,206	$15,206	$—	$—	$—	$—
Integrity Mid-Cap Value Fund	6,659	6,659	—	—	—	—
Integrity Small-Cap Value Fund	135,387	135,387	—	—	—	—
Integrity Small/Mid-Cap Value Fund	6,219	6,219	—	—	—	—
Munder Multi-Cap Fund	3,032	3,032	—	—	—	—
S&P 500 Index Fund	1,535	1,535	—	—	—	—
Munder Mid-Cap Core Growth Fund	52,696	52,696	—	—	—	—
Munder Small Cap Growth Fund	1,702	1,702	—	—	—	—
Trivalent Emerging Markets Small-Cap Fund	36	36	—	—	—	—
Trivalent International Fund — Core Equity	1,694	1,694	—	—	—	—
Trivalent International Small-Cap Fund	47,598	47,598	—	—	—	—
INCORE Total Return Bond Fund	1,294	1,294	—	—	—	—

*  Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Statements of Assets and Liabilities.

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as Net realized gains (losses) from investment securities and foreign currency translations on the Statements of Operations.

Foreign Taxes:

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

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Distributions to Shareholders:

Each of the Funds (except for INCORE Total Return Bond Fund and S&P 500 Index Fund) intend to declare and distribute net investment income at least annually, if any. INCORE Total Return Bond Fund declares and pays dividends from net investment income monthly, if any. S&P 500 Index Fund declares and pays dividends from net investment income quarterly, if any. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

Mortgage Dollar Rolls:

The INCORE Total Return Bond Fund may enter into mortgage dollar roll transactions in which the Fund sells a mortgage-backed security to a counterparty to buy back similar, but not identical, securities on a specific future date at a predetermined price. Mortgage dollar rolls may be renewed by a new sale and repurchased with a cash settlement at each renewal without physical delivery of the securities. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. Mortgage dollar rolls are treated as financing transactions unless the sale and repurchase are determined to involve securities that are not substantially the same. Therefore, any gain or loss is considered unrealized until the roll reaches ultimate disposition or the sale and repurchase are determined to involve securities that are not substantially the same. Income is generated as consideration for entering into these transactions and is included in mortgage dollar roll income on the Fund's Statement of Operations. For the six months ended December 31, 2019, there were no mortgage dollar roll transactions.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

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Affiliated Securities Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended December 31, 2019, the Funds did not engage in any Rule 17a-7 transactions under the 1940 Act.

3. Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended December 31, 2019 were as follows (amounts in thousands):

	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Integrity Discovery Fund	$20,376	$34,055	$—	$—
Integrity Mid-Cap Value Fund	220,577	65,485	—	—
Integrity Small-Cap Value Fund	718,058	746,068	—	—
Integrity Small/Mid-Cap Value Fund	45,001	40,745	—	—
Munder Multi-Cap Fund	186,927	209,898	—	—
S&P 500 Index Fund	3,668	32,242	—	—
Munder Mid-Cap Core Growth Fund	567,435	1,003,039	—	—
Munder Small Cap Growth Fund	1,675	1,847	—	—
Trivalent Emerging Markets Small-Cap Fund	2,478	2,691	—	—
Trivalent International Fund-Core Equity	116,879	13,669	—	—
Trivalent International Small-Cap Fund	419,072	400,519	—	—
INCORE Total Return Bond Fund	13,273	3,583	11,498	18,164

4. Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below. The Adviser may use its resources to assist with the Funds' distribution and marketing expenses.

Flat Rate
Integrity Discovery Fund	1.00%
Munder Small Cap Growth Fund	0.85%
Trivalent Emerging Markets Small-Cap Fund	1.10%
INCORE Total Return Bond Fund	0.40%

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Adviser Fee Tier Rate
S&P 500 Index Fund
Up to $250 million	0.20%
$250 Million — $500 million	0.12%
Over $500 million	0.07%
Integrity Small-Cap Value Fund
Up to $300 million	0.90%
Over $300 million	0.85%
Integrity Small/Mid-Cap Value
Up to $300 million	0.80%
Over $300 million	0.75%
Integrity Mid-Cap Value
Up to $500 million	0.75%
Over $500 million	0.70%
Munder Multi-Cap Fund
Up to $1 billion	0.75%
$1 billion — $2 billion	0.72%
Over $2 billion	0.70%
Trivalent International Small-Cap Fund
Up to $1 billion	0.95%
Over $1 billion	0.90%
Trivalent International Fund-Core Equity
Up to $1 billion	0.80%
Over $1 billion	0.75%
Munder Mid-Cap Core Growth Fund
Up to $6 billion	0.75%
$6 billion — $8 billion	0.70%
Over $8 billion	0.65%

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II (collectively, the "Victory Funds Complex"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Victory Funds Complex and 0.04% of the average daily net assets over $30 billion of the Victory Funds Complex.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services, LLC ("FIS") serves as the Funds' transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the

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services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds Complex, in aggregate, compensate the Adviser for these services.

The Victory Funds Complex pays an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Victory Funds Complex and are presented in the Statements of Operations.

Shearman & Sterling LLP provides legal services to the Trust.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A Shares, except for S&P 500 Index Fund, at an annual rate of up to 0.50% of the average daily net assets of Class R Shares and 1.00% of the average daily net assets of Class C Shares of the Funds. The Distributor may receive a monthly distribution and service fee at an annual rate of up to 0.15% of the average daily net assets of Class A Shares of S&P 500 Index Fund. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class R or Class C Shares of the Funds.

In addition, the Distributor is entitled to receive commissions on sales of the Class A Shares and of the Funds. For the six months ended December 31, 2019, the Distributor received approximately $35 thousand from commissions earned on sales of Class A Shares of the Funds.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. For the six months end December 31, 2019, the expense limits (excluding voluntary waivers) are as follows:

	In effect July 1, 2019 until October 31, 2020
	Class A Shares	Class C Shares		Class I Shares	Class R Shares	Class R6 Shares	Class Y Shares
Integrity Discovery Fund	N/A	N/A		N/A	2.08%	N/A	N/A
Integrity Mid-Cap Value Fund	1.00%	1.75	%(a)	N/A	N/A	0.60%	0.75%
Integrity Small-Cap Value Fund	1.50%	N/A		N/A	1.75%	N/A	N/A
Integrity Small/Mid-Cap Value Fund	1.13%	N/A		N/A	N/A	0.83%	0.88%
Munder Multi-Cap Fund	N/A	N/A		N/A	N/A	N/A	N/A
S&P 500 Index Fund	N/A	N/A		N/A	N/A	N/A	N/A
Munder Mid-Cap Core Growth Fund	1.32%	N/A		N/A	1.57%	N/A	N/A
Munder Small Cap Growth Fund	1.40%	N/A		1.15%	N/A	N/A	1.25%
Trivalent Emerging Markets Small-Cap Fund	1.73%	N/A		N/A	N/A	N/A	1.48%
Trivalent International Fund-Core Equity	0.95%	1.70%		0.60%	N/A	0.55%	0.70%
Trivalent International Small-Cap Fund	1.35%	2.10%		0.95%	N/A	1.10%	1.10%
INCORE Total Return Bond Fund	0.85%	1.60%		N/A	N/A	0.58%	0.60%

(a)  In Effect November 4, 2019 until at least October 31, 2020

The Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at the time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. Amounts repaid to the Adviser during the six months ended, if any, are

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reflected on the Statements of Operations as Recoupment of prior expenses waived/reimbursed by Adviser.

As of December 31, 2019, the following amounts are available to be repaid to the Adviser (amounts in thousands):

	Expires 6/30/20	Expires 6/30/21	Expires 6/30/22	Expires 6/30/23	Total
Integrity Discovery Fund	$10	$6	$10	$4	$30
Integrity Mid-Cap Value Fund	137	195	292	283	907
Integrity Small-Cap Value Fund	102	108	170	14	394
Integrity Small/Mid-Cap Value Fund	114	212	189	97	612
Munder Mid-Cap Core Growth Fund	276	23	25	9	333
Munder Small Cap Growth Fund	16	13	5	10	44
Trivalent Emerging Markets Small-Cap Fund	91	113	67	51	322
Trivalent International Fund- Core Equity	153	206	222	224	805
Trivalent International Small -Cap Fund	1,935	2,107	2,605	1,438	8,085
INCORE Total Return Bond Fund	67	52	54	31	204

The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended December 31, 2019.

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, Administrator, Fund Accountant, Sub-Administrator, Sub-Fund Accountant, and Legal Counsel.

5. Risks:

Each Fund may be subject to other risks in addition to these identified risks.

An investment in the Funds' shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds' shares. An investment in the Funds' shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds' distributions.

The Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund-Core Equity and Trivalent International Small-Cap Fund invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund's investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and

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balance of payments position. The Schedule of Portfolio Investments includes information on each Fund's holdings, including industry and/or geographic composition, as relevant.

The INCORE Total Return Bond Fund is subject to credit and interest rate risk with respect to fixed income securities. Credit risk refers to the ability of an issuer to make timely payments of interest and principal. Interest rates may rise, or the rate of inflation may increase, impacting the value if investments in fixed income securities. A debt issuer's credit quality may be downgraded, or an issuer may default. Interest rates may fluctuate due to changes in governmental fiscal policy initiatives and resulting market reaction to those initiatives.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended December 31, 2019, the Victory Funds Complex participated in a short-term, demand note "Line of Credit" with Citibank. Under the agreement with Citibank, for the period January 1, 2019 to June 30, 2019, the Victory Funds Complex could borrow up to $250 million, of which $100 million was committed and $150 million was uncommitted. Effective July 1, 2019, the agreement was amended to include the USAA Mutual Funds Complex (another series of mutual funds managed by the Adviser) and has a new termination date of June 29, 2020. Under this amended agreement, the Victory Funds Complex and USAA Mutual Funds Complex, combined, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund (herein the "Fund"), another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. For the period July 1, 2019 to December 31, 2019, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. For the six months ended December 31, 2019, Citibank earned approximately $150 thousand in commitment fees from the combined Victory Funds Complex and USAA Mutual Funds Complex. Each fund in the Victory Funds Complex and the USAA Mutual Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Interest charged to the Fund during the period, if applicable, is presented on the Statement of Operations under Line of credit fees.

The Funds did not utilize the Line of Credit during the six months ended December 31, 2019.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows each Fund to directly lend money to and borrow money from any other Victory Fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to each Fund during the period, if applicable, is presented on the Statements of Operations under Interfund

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lending fees. As a Lender, interest earned by each Fund during the period, if applicable, is presented on the Statement of Operations under Income on interfund lending.

The average borrowing and lending for the days outstanding and average interest rate for each Fund during the six months ended December 31, 2019 were as follows (amounts in thousands):

	Borrower or Lender	Amount Outstanding at December 31, 2019	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Munder Mid-Cap Core Growth Fund	Borrower	$—	$1,506	1	2.13%	$1,506

*  For the six months ended December 31, 2019, based on the number of days borrowings were outstanding.

7. Federal Income Tax Information:

The tax character of distributions paid and the tax basis of current components of accumulated earnings/(deficit) will be determined at the end of the current tax year ending June 30, 2020.

The tax character of distributions during the most recent tax year ended June 30, 2019, were as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):

	Year Ended June 30, 2019
	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
Integrity Discovery Fund	$2,016	$14,582	$16,598	$—	$16,598
Integrity Mid-Cap Value Fund	1,902	2,983	4,885	—	4,885
Integrity Small-Cap Value Fund	40,869	233,572	274,441	—	274,441
Integrity Small/Mid-Cap Value Fund	1,265	3,976	5,241	—	5,241
Munder Multi-Cap Fund	23,717	34,295	58,012	—	58,012
S&P 500 Index Fund	3,685	19,429	23,114	—	23,114
Munder Mid-Cap Core Growth Fund	—	775,240	775,240	—	775,240
Munder Small Cap Growth Fund	505	357	862	—	862
Trivalent Emerging Markets Small-Cap Fund	128	553	681	—	681
Trivalent International Fund-Core Equity	743	236	979	—	979
Trivalent International Small-Cap Fund	17,127	33,388	50,515	—	50,515
INCORE Total Return Bond Fund	2,602	—	2,602	—	2,602

As of the most recent tax year ended June 30, 2019, the components of distributable earnings/accumulated deficit on a tax basis were as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Qualified Late-Year Losses*	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings (Deficit)
Integrity Discovery Fund	$—	$3,014	$3,014	$—	$(752)	$7,903	$10,165
Integrity Mid-Cap Value Fund	355	—	355	—	(729)	7,074	6,700
Integrity Small-Cap Value Fund	3,890	9,795	13,685	—	—	218,083	231,768

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	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Qualified Late-Year Losses*	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings (Deficit)
Integrity Small/Mid-Cap Value Fund	$275	$—	$275	$—	$(1,689)	$7,342	$5,928
Munder Multi-Cap Fund	1,013	9,950	10,963	—	—	58,236	69,199
S&P 500 Index Fund	—	6,731	6,731	—	—	176,670	183,401
Munder Mid-Cap Core Growth Fund	—	294,751	294,751	—	(1,789)	410,744	703,706
Munder Small Cap Growth Fund	258	119	377	—	—	1,767	2,144
Trivalent Emerging Markets Small-Cap Fund	78	—	78	(906)	—	547	(281)
Trivalent International Fund-Core Equity	—	—	—	(3,288)	—	1,668	(1,620)
Trivalent International Small-Cap Fund	34,889	—	34,889	(84,742)	—	229,896	180,043
INCORE Total Return Bond Fund	—	—	—	(5,584)	—	873	(4,711)

*  Under the current tax law, net investment losses realized after October 31 or December 31 of a Fund's fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes.

**  The difference between the book-basis and tax-basis of unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

As of the end of their tax year ended June 30, 2019, the following Funds had net capital loss carryforwards ("CLCFs") as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss or long-term.

CLCFs that are not subject to expiration are applied as either short-term or long-term depending on the originating capital loss and must be utilized before those that are subject to expiration.

CLCFs subject to expiration that are limited as a result of changes in Fund ownership during the year and in prior years (amounts in thousands):

	Short-Term Amount	Long-Term Amount	Total
Trivalent International Fund-Core Equity	$745	$—	$745

CLCFs not subject to expiration (amounts in thousands):

	Short-Term Amount	Long-Term Amount	Total
Trivalent Emerging Markets Small-Cap Fund	$906	$—	$906
Trivalent International Fund-Core Equity	2,543	—	2,543
Trivalent International Small-Cap Fund	84,742	—	84,742
INCORE Total Return Bond Fund	551	5,033	5,584

8. Capital Contribution from Prior Custodian:

During 2016, certain Funds received notification from their prior custodian, State Street Bank and Trust ("State Street"), concerning issues related to billing on certain categories of expenses during the approximately 16-year period from 1998 through October 31, 2014. The over-billing primarily related to categories of expenses that involved an allocation of general costs among multiple clients.

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State Street paid the refunded amounts during January 2017. Based on billing information received during 2016 from State Street and an analysis of any expense limitation agreements that were in place during the period of the activities in question, including the application of any recoupment provisions in such agreements, the Adviser received a portion of the refund.

The portion of the refund retained by the Funds was accounted for as a capital contribution and is reflected on the Financial Highlights as "Capital Contribution from Prior Custodian, Net."

9. Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the 1940 Act. As of December 31, 2019, the shareholders listed below held more than 25% of the shares outstanding of the Funds and may be deemed to control those Funds.

	Shareholder	Percent
Integrity Mid-Cap Value Fund	Gerlach Co. LLC Citibank Open We0	62.9%
Integrity Small-Cap Value Fund	National Financial Services	27.0%
Integrity Small/Mid-Cap Value Fund	Edward D. Jones & Co., L.P.	49.9%
Munder Small-Cap Growth Fund	Tony Y. Dong	49.5%
Munder Small-Cap Growth Fund	Brian S. Matuszak	34.9%
Trivalent Emerging Markets Small Cap Fund	Victory Capital Management Inc.	51.4%
Trivalent International Fund — Core Equity	Gerlach Co. LLC	81.5%
INCORE Total Return Bond Fund	Comerica Bank	52.3%

10. Subsequent Events:

The Funds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Funds' financial statements.

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Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Prior to the implementation of Form N-PORT, the Trust filed a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-PORT and Forms N-Q are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2019 through December 31, 2019 (unless otherwise noted).

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/19	Actual Ending Account Value 12/31/19	Hypothetical Ending Account Value 12/31/19	Actual Expenses Paid During Period 7/1/19- 12/31/19*	Hypothetical Expenses Paid During Period 7/1/19- 12/31/19*	Annualized Expense Ratio During Period 7/1/19- 12/31/19
Integrity Discovery Fund
Class A Shares	$1,000.00	$1,087.70	$1,017.19	$8.29	$8.01	1.58%
Class C Shares	1,000.00	1,083.30	1,012.82	12.83	12.40	2.45%
Class R Shares	1,000.00	1,085.00	1,014.68	10.90	10.53	2.08%
Class Y Shares	1,000.00	1,089.30	1,018.45	6.98	6.75	1.33%

Victory Portfolios	Supplemental Information — continued December 31, 2019

  (Unaudited)

	Beginning Account Value 7/1/19	Actual Ending Account Value 12/31/19	Hypothetical Ending Account Value 12/31/19	Actual Expenses Paid During Period 7/1/19- 12/31/19*	Hypothetical Expenses Paid During Period 7/1/19- 12/31/19*	Annualized Expense Ratio During Period 7/1/19- 12/31/19
Integrity Mid-Cap Value
Class A Shares	$1,000.00	$1,079.90	$1,020.11	$5.23	$5.08	1.00%
Class C Shares**	1,000.00	1,037.80	1,016.34	2.83	8.87	1.75%
Class R6 Shares	1,000.00	1,082.20	1,022.12	3.14	3.05	0.60%
Class Y Shares	1,000.00	1,081.40	1,021.37	3.92	3.81	0.75%
Integrity Small-Cap Value
Class A Shares	1,000.00	1,062.50	1,017.60	7.78	7.61	1.50%
Class C Shares	1,000.00	1,058.70	1,013.93	11.54	11.29	2.23%
Class R Shares	1,000.00	1,000.00	1,016.34	8.80	8.87	1.75%
Class R6 Shares	1,000.00	1,065.60	1,020.31	4.98	4.88	0.96%
Class Y Shares	1,000.00	1,064.70	1,019.61	5.71	5.58	1.10%
Integrity Small/Mid-Cap Value Fund
Class A Shares	1,000.00	1,066.80	1,019.46	5.87	5.74	1.13%
Class R6 Shares	1,000.00	1,068.70	1,020.96	4.32	4.22	0.83%
Class Y Shares	1,000.00	1,068.40	1,020.71	4.58	4.47	0.88%
Munder Multi-Cap Fund
Class A Shares	1,000.00	1,105.40	1,018.35	7.14	6.85	1.35%
Class C Shares	1,000.00	1,100.60	1,014.13	11.56	11.09	2.19%
Class Y Shares	1,000.00	1,107.50	1,020.16	5.24	5.03	0.99%
S&P 500 Index Fund
Class A Shares	1,000.00	1,106.20	1,022.37	2.91	2.80	0.55%
Class R Shares	1,000.00	1,104.00	1,020.41	4.97	4.77	0.94%
Class Y Shares	1,000.00	1,106.90	1,023.03	2.22	2.14	0.42%
Munder Mid-Cap Core Growth
Class A Shares	1,000.00	1,039.90	1,018.60	6.67	6.60	1.30%
Class C Shares	1,000.00	1,036.60	1,014.93	10.39	10.28	2.03%
Class R Shares	1,000.00	1,038.20	1,017.24	8.04	7.96	1.57%
Class R6 Shares	1,000.00	1,042.10	1,020.61	4.62	4.57	0.90%
Class Y Shares	1,000.00	1,040.70	1,019.66	5.59	5.53	1.09%
Munder Small Cap Growth Fund
Class A Shares	1,000.00	1,134.00	1,018.10	7.51	7.10	1.40%
Class I Shares	1,000.00	1,135.30	1,019.36	6.17	5.84	1.15%
Class Y Shares	1,000.00	1,135.00	1,018.85	6.71	6.34	1.25%
Trivalent Emerging Markets Small-Cap
Class A Shares	1,000.00	1,023.60	1,016.44	8.80	8.77	1.73%
Class Y Shares	1,000.00	1,025.90	1,017.70	7.54	7.51	1.48%
Trivalent International Core Equity
Class A Shares	1,000.00	1,076.00	1,020.36	4.96	4.82	0.95%
Class C Shares	1,000.00	1,072.50	1,016.59	8.86	8.62	1.70%
Class I Shares	1,000.00	1,077.80	1,022.12	3.13	3.05	0.60%
Class R6 Shares	1,000.00	1,079.00	1,022.37	2.87	2.80	0.55%
Class Y Shares	1,000.00	1,077.70	1,021.62	3.66	3.56	0.70%

Victory Portfolios	Supplemental Information — continued December 31, 2019

  (Unaudited)

	Beginning Account Value 7/1/19	Actual Ending Account Value 12/31/19	Hypothetical Ending Account Value 12/31/19	Actual Expenses Paid During Period 7/1/19- 12/31/19*	Hypothetical Expenses Paid During Period 7/1/19- 12/31/19*	Annualized Expense Ratio During Period 7/1/19- 12/31/19
Trivalent International Small-Cap
Class A Shares	$1,000.00	$1,100.60	$1,018.35	$7.13	$6.85	1.35%
Class C Shares	1,000.00	1,095.90	1,014.58	11.06	10.63	2.10%
Class I Shares	1,000.00	1,102.50	1,020.36	5.02	4.82	0.95%
Class R6 Shares	1,000.00	1,101.70	1,019.81	5.60	5.38	1.06%
Class Y Shares	1,000.00	1,102.30	1,019.61	5.81	5.58	1.10%
INCORE Total Return Bond Fund
Class A Shares	1,000.00	1,023.50	1,020.86	4.32	4.32	0.85%
Class C Shares	1,000.00	1,019.60	1,017.09	8.12	8.11	1.60%
Class R6 Shares	1,000.00	1,025.80	1,022.22	2.95	2.95	0.58%
Class Y Shares	1,000.00	1,024.70	1,022.12	3.05	3.05	0.60%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Information shown for Actual Ending Account Value and Actual Expenses Paid reflects values for the period November 4, 2019 (commencement of operations) to December 31, 2019 and has been calculated using expense ratios and rates of return of the same period.

Victory Portfolios	Supplemental Information — continued December 31, 2019

  (Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

The Board approved the Agreement on behalf of each of the Funds at an in-person meeting, which was called for that purpose, on December 4, 2019. The Board also considered information relating to the Funds and the Agreement provided throughout the year and, more specifically, at a meeting on October 22, 2019. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions.

The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds, which also serves as independent legal counsel to the Independent Trustees. In addition, in 2017 the Independent Trustees, through their counsel, retained an independent consultant to assist with a review of the overall process for conducting the annual review of these advisory arrangements.

The Board considered each Fund's advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

•  The requirements of the Funds for the services provided by the Adviser;

•  The nature, quality and extent of the services provided and expected to be provided;

•  The performance of the Funds as compared to comparable funds;

•  The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow;

•  Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;

•  The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;

•  The total expenses of each Fund, taking into consideration any distribution or shareholder servicing fees;

•  Management's commitment to operating the Funds at competitive expense levels;

•  The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser's costs) with respect to the Adviser's relationship with the Funds;

•  Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;

•  Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, and distribution;

•  The capabilities and financial condition of the Adviser;

•  Current economic and industry trends; and

•  The historical relationship between each Fund and the Adviser.

The Board reviewed each Fund's current management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser's profitability with respect to each Fund individually. In addition, the Board compared each Fund's gross management fees and total operating expense ratio on a net and gross basis, taking into consideration any distribution or shareholder servicing fees, with the median gross management fee and median expense ratio of a universe of comparable mutual funds compiled by an independent consultant and a peer group of funds with similar investment strategies selected by that independent consultant from the universe. The Board reviewed the factors and methodology used by the independent consultant in the selection of each Fund's peer group, including the independent consultant's selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the independent consultant's methodology as compared to the prior year, including those resulting from the Adviser's input, if any. With respect to certain Funds, the Board also reviewed fees and other information related to the Adviser's management of similarly managed institutional or private accounts, and the differences in the services provided to the other

Victory Portfolios	Supplemental Information — continued December 31, 2019

  (Unaudited)

accounts. The Board also noted that the breakpoints in the advisory fee schedule for some of the Funds evidenced one way in which the Adviser has shown a willingness to share in its economies of scale.

The Board found that the gross annual management fee paid by each Fund was within the range of management fees paid by each Fund's respective peer group. The Board noted that, except for the Integrity Discovery Fund, Munder Small Cap Growth Fund, Trivalent Emerging Markets Small-Cap Fund and INCORE Total Return Bond Fund, each Fund's advisory fee structure contained at least one breakpoint. The Board also found that each Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, was reasonable as compared with each Fund's respective peer group. The Board considered the Adviser's contractual agreement with each Fund, except for the S&P 500 Index Fund, to waive its fees and reimburse expenses of certain classes for a specified period of time, as described in the Fund's prospectus.

The Board reviewed each Fund's performance over one-, three-, five- and ten-year periods (as applicable) against the performance of the Fund's selected peer group and benchmark index. The Board recognized that the performance of the Funds and the peer group funds are net of expenses, while the performance of the benchmark index reflects gross returns. The Board considered the additional resources that the Adviser has committed to enhance portfolio analysis, compliance and trading systems.

The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.

Integrity Discovery Fund

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2019, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for the one- and three-year periods, outperformed the benchmark index for the five- and ten-year periods, and outperformed the peer group median for all of the periods reviewed, with the exception of the one-year period.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Integrity Mid-Cap Value Fund

Noting that the Fund commenced operations in 2011, the Board compared the Fund's Class A performance for the one-, three- and five-year periods ended June 30, 2019, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for the one- and five-year periods, outperformed the benchmark index for the three-year period, outperformed the peer group median for the one-year period, and matched the peer group median for the three- and five-year periods.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Integrity Small-Cap Value Fund

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2019, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group median for the one- and five-year periods, underperformed the benchmark index for the three-year period, outperformed the benchmark index for the ten-year period, and matched the peer group median for the three- and ten-year periods. The Board brought the Fund's underperformance to management's attention and discussed with the Adviser any steps that had been or could be taken to enhance performance in the future.

Victory Portfolios	Supplemental Information — continued December 31, 2019

  (Unaudited)

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Integrity Small/Mid-Cap Value Fund

Noting that the Fund commenced operations in 2011, the Board compared the Fund's Class A performance for the one-, three- and five-year periods ended June 30, 2019, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for the one-year period, outperformed both the benchmark index and the peer group median for the three-year period, underperformed the benchmark index for the five-year period, outperformed the peer group median for the five-year period, and matched the peer group median for the one-year period.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Munder Multi-Cap Fund

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2019, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group median for all of the periods reviewed. The Board discussed the Fund's investment strategy, the Adviser's implementation of the strategy, and related market conditions, together with relevant fee and expense considerations. The Board also discussed the steps that had been or could be taken by the Adviser to enhance performance in the future, and the Board's continued monitoring of the Fund's performance.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

S&P 500 Index Fund

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2019, to that of the median performance of the peer group and benchmark index for the same periods, noting that the Fund's investment objective is to track its benchmark index before fees and expenses. The Board recognized that the performance of the Fund is net of expenses, while the performance of the benchmark index is gross returns and as a result, the Fund generally will underperform its benchmark due to fees and expenses. The Board considered the fact that the Fund underperformed both the benchmark index and the peer group median for all of the periods reviewed. The Board also considered the Fund's tracking error as a factor in evaluating performance. The Board discussed with the Adviser the implementation of the Fund's strategy, together with relevant fee and expense considerations, and any steps that had been or could be taken by the Adviser to enhance performance in the future.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; and (3) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Victory Portfolios	Supplemental Information — continued December 31, 2019

  (Unaudited)

Munder Mid-Cap Core Growth Fund

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2019, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group median for all of the periods reviewed. The Board discussed the Fund's investment strategy, the Adviser's implementation of the strategy, and related market conditions, together with relevant fee and expense considerations. The Board also discussed the steps that had been or could be taken by the Adviser to enhance performance in the future, and the Board's continued monitoring of the Fund's performance.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Munder Small Cap Growth Fund

Noting that the Fund commenced operations in 2015, the Board compared the Fund's Class A performance for the one- and three-year periods ended June 30, 2019, to that of the median performance of the peer group and benchmark index for the same period and considered the fact that the Fund outperformed both the benchmark index and the peer group median for both of the periods reviewed.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Trivalent Emerging Markets Small-Cap Fund

Noting that the Fund commenced operations in 2013, the Board compared the Fund's Class A performance for the one-, three- and five-year periods ended June 30, 2019, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group median for the one-year period, outperformed both the benchmark index and the peer group median for the three-year period, and outperformed the peer group median for the five-year period (benchmark index data was not available for the five-year period).

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Trivalent International Fund — Core Equity

The Board compared the Fund's Class A performance for the one-, three- and five-year periods ended June 30, 2019, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group median for the one-year period, underperformed the benchmark index for the three- and five-year periods, outperformed the benchmark index for the ten-year period, and outperformed the peer group median for the three-, five- and ten-year periods.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Victory Portfolios	Supplemental Information — continued December 31, 2019

  (Unaudited)

Trivalent International Small-Cap Fund

The Board compared the Fund's Class A performance for the one-, three- and five-year periods ended June 30, 2019, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group median for the one-year period, and outperformed both the benchmark index and the peer group median for the three-, five- and ten-year periods.

Having considered, among other things: (1) the Fund's management fee was compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

INCORE Total Return Bond Fund

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2019, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group median for the one-, three- and five-year periods, and outperformed both the benchmark index and the peer group median for the ten-year period. The Board brought the Fund's underperformance to management's attention and discussed with the Adviser any steps that had been or could be taken to enhance performance in the future.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Conclusion

Based on its review of the information requested and provided, and following extended discussions, the Board determined that the Agreement, on behalf of the Funds discussed above, was consistent with the best interests of each Fund and its shareholders, and the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:

•  The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;

•  The nature, quality and extent of the investment advisory services provided by the Adviser;

•  The Adviser's entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Funds;

•  The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;

•  The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams; and

•  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VP-MUNDER-SAR  (12/19)

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)                   Not applicable.

(b)                   Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1)	Not applicable.
(a)(2)	Not applicable.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Portfolios

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	February 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	February 27, 2020

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	February 27, 2020